UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1:	Report(s) to Shareholders.

Semiannual report dated February 28, 2015, enclosed.
Schwab Bond Funds

Schwab Short-Term
Bond Market Fund™
Schwab Intermediate-Term
Bond Fund™
Schwab Total
Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation
Protected Securities Index Fund
(formerly, Schwab® Treasury
Inflation Protected Securities Fund)
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This wrapper is not part of the shareholder report.

Schwab Bond Funds
Semiannual Report
February 28, 2015
Schwab Short-Term
Bond Market Fund™
Schwab Intermediate-Term
Bond Fund™
Schwab Total
Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation
Protected Securities Index Fund
(formerly, Schwab® Treasury
Inflation Protected Securities Fund)

This page is intentionally left blank.

Five ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2015
Schwab Short-Term Bond Market FundTM (Ticker Symbol: SWBDX)	0.59%
Barclays U.S. Government/Credit: 1-5 Years Index	0.77%
Fund Category: Morningstar Short-Term Bond	0.26%
Performance Details	page 6

Schwab Intermediate-Term Bond FundTM (Ticker Symbol: SWIIX)	1.58%
Barclays U.S. Intermediate Aggregate Bond Index	1.68%
Fund Category: Morningstar Intermediate-Term Bond	1.59%
Performance Details	page 7

Schwab Total Bond Market FundTM (Ticker Symbol: SWLBX)	2.16%
Barclays U.S. Aggregate Bond Index	2.25%
Fund Category: Morningstar Intermediate-Term Bond	1.59%
Performance Details	page 8

Schwab GNMA FundTM (Ticker Symbol: SWGSX)	1.86%
Barclays GNMA Index	1.82%
Fund Category: Morningstar Intermediate Government	1.69%
Performance Details	page 9

Schwab ® Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-0.68%
Barclays U.S. TIPS Index (Series-L)	-0.67%
Fund Category: Morningstar Inflation Protected Bond	-1.51%
Performance Details	page 10

Minimum Initial Investment[1]	$100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
2Schwab Taxable Bond Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we provide funds that are designed to be part of the foundation of a diversified portfolio. The Schwab Bond Funds represent an important part of our product line-up, and are discussed in this semiannual report. These funds offer a range of solutions and risk levels for the fixed income portion of an investor’s portfolio.
For the six-month reporting period ended February 28, 2015, the funds generally produced modest total returns that reflected the low interest rate environment. However, the Schwab Treasury Inflation Protected Securities Index Fund produced a negative total return that reflected a sharp decline in energy prices and a corresponding drop in demand for inflation protection. Meanwhile, the broader U.S. bond market’s returns fell due to relatively solid economic growth in the U.S. and the Federal Reserve’s decision to conclude its quantitative easing policies aimed at holding down long-term interest rates. Treasuries and corporate bonds provided similar overall returns, although long-term Treasuries performed particularly well as longer-term Treasury yields declined. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index returned 2.3%.
Total returns in bonds are affected by changes in interest rates. Since bond yields and bond prices tend to move in opposite directions, when yields rise, prices on bonds and bond funds tend to fall. As economic conditions improve, this risk could increase. We employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries
Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Taxable Bond Funds3

From the President continued

For the six-month reporting period ended February 28, 2015, the funds generally produced modest total returns that reflected the low interest rate environment.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab Taxable Bond Funds

Fund Management
Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.
Schwab Taxable Bond Funds5

Schwab Short-Term Bond Market Fund™
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term Bond Market FundTM (11/5/91)	0.59%	1.03%	1.68%	1.75%
Barclays U.S. Government/Credit: 1-5 Years Index	0.77%	1.33%	2.05%	3.46%
Fund Category: Morningstar Short-Term Bond	0.26%	0.97%	2.16%	3.02%
Fund Expense Ratios4: Net 0.29%; Gross 0.62%

Yields1
30-Day SEC Yield[3]	0.79%
30-Day SEC Yield-No Waiver[5]	0.49%
12-Month Distribution Yield[3]	0.91%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[6]
U.S. Government and Government Agencies	67.1%
Corporate Bonds	24.7%
Foreign Securities	7.9%
Municipal Bonds	0.2%
Other Investment Companies	0.1%
By Credit Quality[7]
AAA	72.7%
AA	3.8%
A	9.4%
BBB	13.7%
BB	0.2%
Short-Term Ratings	0.2%
Weighted Average Maturity[8]	2.8 Yrs
Weighted Average Duration[8]	2.6 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[8]	See Glossary for definitions of maturity and duration.
6Schwab Taxable Bond Funds

Schwab Intermediate-Term Bond Fund™
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Intermediate-Term Bond FundTM (10/31/07)	1.58%	3.16%	3.38%	4.68%
Barclays U.S. Intermediate Aggregate Bond Index	1.68%	3.46%	3.52%	4.44%
Fund Category: Morningstar Intermediate-Term Bond	1.59%	4.31%	4.61%	4.87%
Fund Expense Ratios5: Net 0.45%; Gross 0.64%

Yields1
30-Day SEC Yield[3]	1.59%
30-Day SEC Yield-No Waiver[6]	1.43%
12-Month Distribution Yield[3]	2.03%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
U.S. Government and Government Agencies	35.4%
Mortgage-Backed Securities[8]	32.2%
Corporate Bonds	21.9%
Foreign Securities	3.6%
Commercial Mortgage-Backed Securities	2.8%
Short-Term Investment	2.4%
Other Investment Company	1.4%
Asset-Backed Obligations	0.3%
By Credit Quality[9]
AAA	73.0%
AA	1.2%
A	5.6%
BBB	16.5%
BB	0.8%
Short-Term Ratings	1.4%
Unrated Securities	1.5%
Weighted Average Maturity[10]	4.3 Yrs
Weighted Average Duration[10]	3.6 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 5.0% of net assets on February 28, 2015.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[10]	See Glossary for definitions of maturity and duration.
Schwab Taxable Bond Funds7

Schwab Total Bond Market Fund™
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Total Bond Market FundTM (3/5/93)	2.16%	4.97%	3.94%	3.31%
Barclays U.S. Aggregate Bond Index	2.25%	5.05%	4.29%	4.82%
Fund Category: Morningstar Intermediate-Term Bond	1.59%	4.31%	4.61%	4.53%
Fund Expense Ratios4: Net 0.29%; Gross 0.55%

Yields1
30-Day SEC Yield[3]	1.81%
30-Day SEC Yield-No Waiver[5]	1.57%
12-Month Distribution Yield[3]	2.20%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[6]
U.S. Government and Government Agencies	36.7%
Mortgage-Backed Securities[7]	26.6%
Corporate Bonds	21.9%
Short-Term Investments	6.0%
Foreign Securities	4.9%
Commercial Mortgage-Backed Securities	1.9%
Municipal Bonds	0.9%
Other Investment Companies	0.6%
Asset-Backed Obligations	0.5%
By Credit Quality[8]
AAA	73.8%
AA	3.0%
A	8.6%
BBB	13.5%
BB	0.3%
Short-Term Ratings	0.5%
Unrated Securities	0.3%
Weighted Average Maturity[9]	6.9 Yrs
Weighted Average Duration[9]	5.2 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 6.1% of net assets on February 28, 2015.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
8Schwab Taxable Bond Funds

Schwab GNMA Fund™
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab GNMA FundTM (3/3/03)	1.86%	3.94%	3.45%	4.46%
Barclays GNMA Index	1.82%	4.07%	3.82%	4.86%
Fund Category: Morningstar Intermediate Government	1.69%	3.50%	3.11%	4.01%
Fund Expense Ratios5: Net 0.57%; Gross 0.66%

Yields1
30-Day SEC Yield[3]	2.17%
30-Day SEC Yield-No Waiver[6]	2.10%
12-Month Distribution Yield[3]	2.57%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
Mortgage-Backed Securities[8]	90.4%
Short-Term Investments	9.0%
Other Investment Company	0.6%
By Credit Quality[9]
AAA	82.6%
Short-Term Ratings	0.7%
Unrated Securities	16.7%
Weighted Average Maturity[10]	4.7 Yrs
Weighted Average Duration[10]	3.7 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements. Includes 0.02% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 13.4% of net assets on February 28, 2015.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[10]	See Glossary for definitions of maturity and duration.
Schwab Taxable Bond Funds9

Schwab® Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab® Treasury Inflation Protected Securities Index Fund (3/31/06)	-0.68%	2.90%	4.03%	4.51%
Barclays U.S. TIPS Index (Series-L)	-0.67%	3.11%	4.42%	5.08%
Fund Category: Morningstar Inflation Protected Bond	-1.51%	1.50%	3.45%	4.12%
Fund Expense Ratios5: Net 0.19%; Gross 0.61%

Yields1
30-Day SEC Yield[3]	-6.57%
30-Day SEC Yield-No Waiver[6]	-6.96%
12-Month Distribution Yield[3]	2.42%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
U.S. Government Securities	99.3%
Other Investment Company	0.7%
By Credit Quality[8]
AAA	99.3%
Short-Term Ratings	0.7%
Weighted Average Maturity[9]	8.7 Yrs
Weighted Average Duration[9]	7.9 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
10Schwab Taxable Bond Funds

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2014 and held through February 28, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/14	Ending Account Value (Net of Expenses) at 2/28/15	Expenses Paid During Period[2] 9/1/14–2/28/15
Schwab Short-Term Bond Market FundTM
Actual Return	0.29%	$1,000.00	$1,005.90	$ 1.44
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$ 1.45
Schwab Intermediate-Term Bond FundTM
Actual Return	0.45%	$1,000.00	$1,015.80	$ 2.25
Hypothetical 5% Return	0.45%	$1,000.00	$ 1,022.57	$ 2.26
Schwab Total Bond Market FundTM
Actual Return	0.29%	$1,000.00	$1,021.60	$ 1.45
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$ 1.45
Schwab GNMA FundTM
Actual Return	0.56%	$1,000.00	$1,018.60	$2.80
Hypothetical 5% Return	0.56%	$1,000.00	$ 1,022.02	$ 2.81
Schwab ® Treasury Inflation Protected Securities Index Fund
Actual Return	0.13%	$1,000.00	$ 993.20	$ 0.64
Hypothetical 5% Return	0.13%	$1,000.00	$ 1,024.16	$ 0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
Schwab Taxable Bond Funds11

Schwab Short-Term Bond Market Fund™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	9.29	9.21	9.33	9.27	9.19	8.93
Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.08	0.07	0.10	0.12	0.18
Net realized and unrealized gains (losses)	0.01	0.08	(0.12)	0.06	0.08	0.26
Total from investment operations	0.05	0.16	(0.05)	0.16	0.20	0.44
Less distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.07)	(0.10)	(0.12)	(0.18)
Net asset value at end of period	9.30	9.29	9.21	9.33	9.27	9.19
Total return (%)	0.59 [2]	1.72	(0.49)	1.74	2.23	4.92
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.29 [3]	0.29	0.29	0.29	0.49 [4]	0.55
Gross operating expenses	0.61 [3]	0.62	0.61	0.62	0.62	0.62
Net investment income (loss)	0.97 [3]	0.85	0.80	1.07	1.34	1.95
Portfolio turnover rate[5]	32 [2]	67	77	92	94	173
Net assets, end of period ($ x 1,000,000)	424	438	439	443	267	258

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
4
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
12    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
66.8%	U.S. Government and Government Agencies	282,493,050	283,279,842
7.9%	Foreign Securities	33,319,433	33,502,585
24.6%	Corporate Bonds	103,370,026	104,157,822
0.2%	Municipal Bonds	887,178	895,940
0.1%	Other Investment Companies	588,773	588,773
99.6%	Total Investments	420,658,460	422,424,962
0.4%	Other Assets and Liabilities, Net		1,489,886
100.0%	Net Assets		423,914,848

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government and Government Agencies 66.8% of net assets
U.S. Government Agency Securities 7.3%
Fannie Mae
2.38%, 04/11/16	1,750,000	1,789,013
0.63%, 08/26/16	2,850,000	2,855,982
1.20%, 07/17/17 (b)	1,500,000	1,500,158
0.88%, 10/26/17	1,500,000	1,497,816
1.13%, 03/28/18 (b)	575,000	570,323
1.13%, 05/25/18 (b)	1,000,000	992,149
1.75%, 06/20/19	1,000,000	1,011,028
1.75%, 09/12/19	1,250,000	1,261,595
1.55%, 10/29/19 (b)	1,100,000	1,089,954
1.75%, 11/26/19	500,000	504,152
Federal Home Loan Bank
0.38%, 06/24/16	1,150,000	1,149,257
0.50%, 09/28/16	2,000,000	1,998,096
4.88%, 05/17/17	1,500,000	1,634,679
1.00%, 06/21/17	1,000,000	1,004,737
1.63%, 06/14/19	400,000	402,020
Freddie Mac
2.50%, 05/27/16	1,000,000	1,025,748
2.00%, 08/25/16	2,000,000	2,044,912
0.75%, 10/05/16 (b)	2,000,000	2,000,372
1.00%, 06/29/17	1,250,000	1,256,068
1.00%, 09/29/17	1,000,000	1,002,278
1.03%, 11/28/17 (b)	975,000	971,879
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 03/07/18	2,100,000	2,088,572
1.75%, 05/30/19	1,500,000	1,515,901
		31,166,689
U.S. Treasury Obligations 59.5%
U.S. Treasury Notes
0.38%, 03/15/16	1,500,000	1,501,407
2.25%, 03/31/16	1,000,000	1,021,172
2.38%, 03/31/16 (h)	1,500,000	1,533,633
0.25%, 04/15/16	1,200,000	1,199,344
2.00%, 04/30/16	2,000,000	2,038,282
0.25%, 05/15/16	1,000,000	998,672
0.38%, 05/31/16	3,850,000	3,850,000
1.75%, 05/31/16	4,000,000	4,068,752
3.25%, 05/31/16	1,000,000	1,035,781
0.50%, 06/15/16	6,000,000	6,007,968
0.50%, 06/30/16	3,500,000	3,504,375
1.50%, 06/30/16	5,000,000	5,072,265
3.25%, 06/30/16	1,450,000	1,504,714
0.63%, 07/15/16	2,500,000	2,507,030
1.50%, 07/31/16	1,100,000	1,116,414
0.63%, 08/15/16	6,000,000	6,015,000
4.88%, 08/15/16	1,750,000	1,862,247
3.00%, 08/31/16	1,000,000	1,038,203
0.88%, 09/15/16	500,000	503,008
0.50%, 09/30/16	3,000,000	3,000,936
1.00%, 09/30/16	3,000,000	3,024,843
0.63%, 10/15/16	3,000,000	3,006,327
0.38%, 10/31/16	4,250,000	4,240,369
3.13%, 10/31/16	3,000,000	3,129,375
4.63%, 11/15/16	3,500,000	3,742,812
0.50%, 11/30/16	2,000,000	1,999,062
0.88%, 11/30/16	1,750,000	1,760,117
2.75%, 11/30/16	2,500,000	2,595,898
0.63%, 12/15/16	4,000,000	4,005,624
0.88%, 12/31/16	6,500,000	6,538,083
3.25%, 12/31/16	6,000,000	6,292,968
0.88%, 01/31/17	1,000,000	1,005,312
0.88%, 02/28/17	2,100,000	2,110,172
0.75%, 03/15/17	3,000,000	3,007,032
1.00%, 03/31/17	2,000,000	2,014,062
0.88%, 04/30/17	4,500,000	4,517,226
3.13%, 04/30/17	600,000	631,265
0.88%, 05/15/17	2,000,000	2,007,344
0.63%, 05/31/17	9,000,000	8,978,904
2.75%, 05/31/17	1,500,000	1,567,500
0.88%, 06/15/17	1,000,000	1,002,891
0.75%, 06/30/17	2,250,000	2,248,769
2.50%, 06/30/17	800,000	832,125
0.88%, 07/15/17	3,700,000	3,708,096
0.50%, 07/31/17	4,000,000	3,970,624
2.38%, 07/31/17	1,000,000	1,037,734
0.63%, 08/31/17	2,500,000	2,486,133
1.00%, 09/15/17	3,000,000	3,011,016
0.75%, 10/31/17	3,500,000	3,485,234
1.88%, 10/31/17	1,000,000	1,025,547
0.63%, 11/30/17	9,000,000	8,924,769
2.25%, 11/30/17	1,500,000	1,553,438
0.75%, 12/31/17	6,500,000	6,461,403
0.88%, 01/31/18	4,750,000	4,734,786
1.00%, 02/15/18	2,500,000	2,500,293
0.75%, 02/28/18	1,250,000	1,240,136
0.75%, 03/31/18	1,000,000	990,781
See financial notes    13

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 04/30/18	3,000,000	2,958,048
1.00%, 05/31/18	5,000,000	4,982,030
1.38%, 06/30/18	2,500,000	2,519,530
1.38%, 07/31/18	1,000,000	1,006,953
1.50%, 08/31/18	5,250,000	5,304,553
1.38%, 09/30/18	3,500,000	3,519,688
1.25%, 10/31/18	3,000,000	3,000,468
1.25%, 11/30/18	3,000,000	2,998,827
1.38%, 12/31/18	4,000,000	4,012,188
1.50%, 01/31/19	4,500,000	4,531,990
1.50%, 02/28/19	5,500,000	5,536,954
1.63%, 03/31/19	4,000,000	4,043,436
1.63%, 04/30/19	3,500,000	3,536,914
1.50%, 05/31/19	6,750,000	6,781,644
1.63%, 06/30/19	2,250,000	2,270,918
1.63%, 08/31/19	3,000,000	3,024,843
1.75%, 09/30/19	6,000,000	6,077,346
1.25%, 10/31/19	1,000,000	990,781
1.50%, 10/31/19	1,300,000	1,301,625
1.50%, 11/30/19	4,250,000	4,253,651
1.63%, 12/31/19	4,750,000	4,779,317
1.25%, 01/31/20	4,500,000	4,447,264
1.38%, 02/29/20	5,500,000	5,466,912
		252,113,153
Total U.S. Government and Government Agencies
(Cost $282,493,050)		283,279,842

Foreign Securities 7.9% of net assets
Foreign Agencies 2.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	500,000	500,376
Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	434,145
Germany 1.6%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/16/16 (d)	500,000	510,633
2.00%, 06/01/16 (d)	750,000	764,038
4.88%, 01/17/17 (d)	1,300,000	1,400,472
0.88%, 12/15/17 (d)	500,000	497,490
4.50%, 07/16/18 (d)	1,000,000	1,106,248
1.88%, 04/01/19 (d)	1,300,000	1,324,631
Landwirtschaftliche Rentenbank
2.50%, 02/15/16 (d)	750,000	764,925
1.38%, 10/23/19 (d)	250,000	248,033
		6,616,470
Japan 0.4%
Japan Finance Corp.
2.25%, 07/13/16	250,000	255,351
1.75%, 11/13/18	100,000	100,707
2.13%, 02/07/19	1,000,000	1,020,645
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	217,502
		1,594,205
Mexico 0.2%
Pemex Project Funding Master Trust
5.75%, 03/01/18	250,000	274,375
Petroleos Mexicanos
3.50%, 07/18/18	250,000	258,975
3.50%, 07/23/20 (c)	500,000	510,250
		1,043,600
Norway 0.1%
Statoil A.S.A.
1.15%, 05/15/18	200,000	198,047
Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	300,000	314,645
The Korea Development Bank
3.50%, 08/22/17	600,000	627,289
		941,934
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	152,577
1.13%, 04/05/18	450,000	448,082
		600,659
		11,929,436
Foreign Local Government 0.6%
Canada 0.6%
Hydro Quebec
2.00%, 06/30/16	300,000	305,458
Province of Manitoba
1.13%, 06/01/18	150,000	148,976
Province of Nova Scotia
5.13%, 01/26/17	250,000	270,506
Province of Ontario
2.30%, 05/10/16	600,000	612,321
3.15%, 12/15/17	250,000	263,131
1.20%, 02/14/18	500,000	498,759
2.00%, 01/30/19	250,000	254,440
		2,353,591
Sovereign 0.9%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	430,000
Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	150,000	150,555
14    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	334,500
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	545,273
Mexico 0.2%
United Mexican States
5.63%, 01/15/17	500,000	540,750
5.13%, 01/15/20	400,000	449,400
		990,150
Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	126,125
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	268,958
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	230,420
Turkey 0.2%
Turkey Government International Bond
7.00%, 09/26/16	150,000	162,462
7.00%, 03/11/19	650,000	740,512
		902,974
		3,978,955
Supranational* 3.6%
African Development Bank
0.88%, 05/15/17	300,000	300,057
1.63%, 10/02/18	350,000	353,574
Asian Development Bank
2.50%, 03/15/16	650,000	663,718
1.75%, 09/11/18	450,000	457,162
1.50%, 01/22/20	250,000	249,280
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	108,031
Council of Europe Development Bank
1.50%, 02/22/17	400,000	405,510
European Bank for Reconstruction & Development
1.38%, 10/20/16	500,000	506,490
1.00%, 02/16/17	250,000	251,761
1.75%, 11/26/19	200,000	201,200
European Investment Bank
4.88%, 02/16/16	600,000	625,549
2.25%, 03/15/16	500,000	509,464
2.50%, 05/16/16	800,000	819,539
5.13%, 09/13/16 (h)	500,000	534,404
4.88%, 01/17/17	650,000	699,982
1.75%, 03/15/17	750,000	764,695
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 06/15/18	200,000	198,590
1.63%, 12/18/18	400,000	403,579
1.88%, 03/15/19	1,000,000	1,017,791
Inter-American Development Bank
1.13%, 03/15/17	500,000	503,902
0.88%, 03/15/18	700,000	694,681
1.75%, 08/24/18	250,000	253,579
1.75%, 10/15/19	300,000	303,513
International Bank for Reconstruction & Development
2.13%, 03/15/16	750,000	763,934
1.00%, 09/15/16	500,000	502,612
0.88%, 04/17/17	400,000	401,762
1.88%, 03/15/19	750,000	765,100
International Finance Corp.
2.25%, 04/11/16	350,000	357,013
2.13%, 11/17/17	650,000	667,153
1.75%, 09/04/18	200,000	202,649
1.75%, 09/16/19	250,000	252,001
Nordic Investment Bank
1.00%, 03/07/17	500,000	502,328
		15,240,603
Total Foreign Securities
(Cost $33,319,433)		33,502,585

Corporate Bonds 24.6% of net assets
Finance 10.6%
Banking 8.4%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	258,521
3.05%, 08/23/18	150,000	156,136
2.35%, 09/10/19	250,000	253,223
American Express Centurion Bank
6.00%, 09/13/17	250,000	278,607
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	211,375
American Express Credit Corp.
2.80%, 09/19/16	250,000	257,242
2.13%, 07/27/18	500,000	508,183
Bank of America Corp.
6.50%, 08/01/16	125,000	134,079
5.30%, 03/15/17	700,000	751,780
6.00%, 09/01/17	600,000	662,627
5.75%, 12/01/17	500,000	553,388
2.00%, 01/11/18	350,000	352,395
6.88%, 04/25/18	400,000	458,714
2.65%, 04/01/19	500,000	509,215
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	508,908
Barclays Bank PLC
2.50%, 02/20/19	500,000	510,246
BB&T Corp.
4.90%, 06/30/17	250,000	268,764
6.85%, 04/30/19	300,000	356,134
BNP Paribas S.A.
3.60%, 02/23/16	500,000	513,487
2.45%, 03/17/19	250,000	254,587
Capital One Bank USA NA
2.25%, 02/13/19 (b)	500,000	501,977
2.40%, 09/05/19 (b)	250,000	251,103
See financial notes    15

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
6.75%, 09/15/17	200,000	225,136
Citigroup, Inc.
1.70%, 07/25/16	750,000	755,224
4.45%, 01/10/17	900,000	949,460
6.00%, 08/15/17	500,000	551,780
2.50%, 07/29/19	500,000	506,262
2.40%, 02/18/20	300,000	299,237
Credit Suisse USA, Inc.
1.38%, 05/26/17	350,000	350,776
2.30%, 05/28/19	650,000	654,974
Deutsche Bank AG
1.35%, 05/30/17	250,000	250,227
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	506,593
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,226
HSBC USA, Inc.
1.63%, 01/16/18	200,000	200,431
2.38%, 11/13/19	250,000	251,884
JPMorgan Chase & Co.
3.45%, 03/01/16	600,000	615,698
6.00%, 01/15/18	400,000	448,257
2.25%, 01/23/20 (b)	500,000	497,592
KeyBank NA
1.10%, 11/25/16 (b)	250,000	250,310
Lloyds Bank PLC
4.20%, 03/28/17	300,000	318,166
2.30%, 11/27/18	200,000	203,607
2.35%, 09/05/19	500,000	505,027
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	252,795
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	1,200,000	1,265,645
Morgan Stanley
5.75%, 10/18/16	1,000,000	1,070,291
6.25%, 08/28/17	1,000,000	1,110,346
2.38%, 07/23/19	200,000	201,372
5.63%, 09/23/19	250,000	284,114
2.65%, 01/27/20	400,000	403,856
MUFG Union Bank NA
3.00%, 06/06/16	250,000	256,146
PNC Bank NA
2.20%, 01/28/19 (b)	250,000	252,982
PNC Funding Corp.
2.70%, 09/19/16 (b)	750,000	769,699
Rabobank Nederland
3.38%, 01/19/17	150,000	156,333
Regions Financial Corp.
2.00%, 05/15/18 (b)	600,000	596,993
Royal Bank of Canada
2.88%, 04/19/16	350,000	358,743
2.15%, 03/15/19	500,000	505,512
State Street Corp.
2.88%, 03/07/16	200,000	204,640
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	251,303
2.45%, 01/10/19	250,000	252,845
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	310,073
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	509,775
The Bank of Nova Scotia
1.38%, 07/15/16	500,000	505,162
1.45%, 04/25/18	250,000	248,416
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	537,228
6.40%, 10/02/17	750,000	840,677
The Goldman Sachs Group, Inc.
6.25%, 09/01/17	250,000	278,132
5.95%, 01/18/18	1,000,000	1,115,409
6.15%, 04/01/18	1,400,000	1,574,303
2.63%, 01/31/19	500,000	508,946
The Toronto-Dominion Bank
2.50%, 07/14/16	250,000	255,918
2.63%, 09/10/18	500,000	516,282
2.13%, 07/02/19	250,000	252,899
UBS AG
5.88%, 12/20/17	175,000	195,547
5.75%, 04/25/18	100,000	112,116
2.38%, 08/14/19	300,000	303,804
Wells Fargo & Co.
1.40%, 09/08/17	500,000	502,534
5.63%, 12/11/17	1,000,000	1,113,385
Westpac Banking Corp.
2.25%, 01/17/19	600,000	609,937
		35,587,716
Brokerage 0.1%
Jefferies Group LLC
5.13%, 04/13/18	150,000	158,732
Nomura Holdings, Inc.
2.75%, 03/19/19	400,000	408,028
		566,760
Finance Company 0.6%
Air Lease Corp.
3.38%, 01/15/19 (b)(f)	150,000	153,750
GATX Corp.
1.25%, 03/04/17	100,000	99,639
2.50%, 07/30/19	150,000	150,592
General Electric Capital Corp.
1.50%, 07/12/16	750,000	757,993
2.30%, 04/27/17	400,000	410,901
5.63%, 05/01/18	300,000	337,456
2.20%, 01/09/20 (b)	250,000	252,662
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	508,933
		2,671,926
Insurance 1.0%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	380,380
American International Group, Inc.
5.85%, 01/16/18	300,000	336,528
2.30%, 07/16/19 (b)	400,000	405,246
Anthem, Inc.
2.25%, 08/15/19	300,000	301,077
Assurant, Inc.
2.50%, 03/15/18	150,000	152,050
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	513,165
Cigna Corp.
2.75%, 11/15/16	250,000	256,772
5.38%, 03/15/17	100,000	108,237
16    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNA Financial Corp.
6.50%, 08/15/16	150,000	161,228
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	323,956
Lincoln National Corp.
7.00%, 05/17/66 (a)(b)	100,000	97,500
MetLife, Inc.
6.82%, 08/15/18	200,000	233,412
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	168,067
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	107,375
UnitedHealth Group, Inc.
1.40%, 10/15/17	200,000	201,756
Voya Financial, Inc.
2.90%, 02/15/18	200,000	205,893
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	88,250
		4,040,892
Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
3.63%, 03/15/16	200,000	205,574
4.13%, 04/01/19 (b)	350,000	375,240
ProLogis LP
2.75%, 02/15/19 (b)	450,000	459,546
Simon Property Group LP
2.80%, 01/30/17 (b)	250,000	257,419
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	251,895
4.00%, 04/30/19 (b)	500,000	534,190
		2,083,864
		44,951,158
Industrial 12.8%
Basic Industry 1.0%
Agrium, Inc.
6.75%, 01/15/19	250,000	290,649
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	495,711
Barrick Gold Corp.
2.50%, 05/01/18	500,000	501,042
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	114,063
Domtar Corp.
10.75%, 06/01/17	75,000	88,304
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	304,373
Ecolab, Inc.
2.25%, 01/12/20	150,000	150,689
Goldcorp, Inc.
2.13%, 03/15/18	500,000	501,988
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	331,307
Monsanto Co.
2.75%, 04/15/16	200,000	204,285
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	600,000	605,635
Rock-Tenn Co.
4.45%, 03/01/19	200,000	214,298
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Dow Chemical Co.
5.70%, 05/15/18	101,000	113,223
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	319,383
		4,234,950
Capital Goods 1.2%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	306,335
Caterpillar Financial Services Corp.
1.25%, 11/06/17	350,000	350,609
2.10%, 06/09/19	500,000	507,057
CRH America, Inc.
6.00%, 09/30/16	75,000	80,347
Eaton Corp.
5.60%, 05/15/18	300,000	333,893
General Dynamics Corp.
2.25%, 07/15/16	100,000	102,253
General Electric Co.
5.25%, 12/06/17	1,000,000	1,110,053
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	300,000	300,143
John Deere Capital Corp.
5.50%, 04/13/17	150,000	163,803
1.55%, 12/15/17	300,000	303,108
1.95%, 12/13/18	250,000	254,612
L-3 Communications Corp.
3.95%, 11/15/16	200,000	207,345
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	102,022
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	200,264
Owens Corning, Inc.
6.50%, 12/01/16	6,000	6,468
United Technologies Corp.
1.80%, 06/01/17	500,000	510,820
Waste Management, Inc.
2.60%, 09/01/16	200,000	204,566
6.10%, 03/15/18	150,000	169,425
		5,213,123
Communications 1.8%
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	254,288
5.00%, 10/16/19	350,000	393,680
American Tower Corp.
3.40%, 02/15/19	350,000	358,785
AT&T, Inc.
0.90%, 02/12/16	150,000	150,030
2.40%, 08/15/16	200,000	203,336
1.40%, 12/01/17	200,000	198,379
5.50%, 02/01/18	250,000	275,106
2.38%, 11/27/18	150,000	151,581
British Telecommunications PLC
1.63%, 06/28/16	250,000	251,928
2.35%, 02/14/19	200,000	202,301
Comcast Corp.
4.95%, 06/15/16	300,000	316,586
6.30%, 11/15/17	100,000	113,455
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	510,148
2.40%, 03/15/17	100,000	101,867
See financial notes    17

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	224,350
Omnicom Group, Inc.
5.90%, 04/15/16	300,000	315,917
Orange S.A.
2.75%, 02/06/19	200,000	206,358
Qwest Corp.
6.50%, 06/01/17	200,000	217,996
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	275,000	282,838
Time Warner Cable, Inc.
5.85%, 05/01/17	500,000	545,412
Time Warner, Inc.
5.88%, 11/15/16	300,000	324,369
2.10%, 06/01/19	300,000	301,823
Verizon Communications, Inc.
2.50%, 09/15/16	200,000	204,611
2.00%, 11/01/16	200,000	203,070
2.55%, 06/19/19	700,000	712,844
Viacom, Inc.
2.50%, 12/15/16	150,000	153,481
2.20%, 04/01/19	300,000	298,898
		7,473,437
Consumer Cyclical 1.6%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	250,000	248,616
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,669
2.60%, 12/05/19 (b)	250,000	255,478
American Honda Finance Corp.
1.13%, 10/07/16	350,000	352,081
CVS Health Corp.
2.25%, 08/12/19 (b)	500,000	508,444
eBay, Inc.
1.35%, 07/15/17	150,000	149,605
Ford Motor Credit Co. LLC
6.63%, 08/15/17	500,000	559,243
2.15%, 01/09/18	250,000	252,884
5.00%, 05/15/18	750,000	820,606
Kohl's Corp.
6.25%, 12/15/17	100,000	111,858
Lowe's Cos., Inc.
1.63%, 04/15/17 (b)	200,000	202,735
Macy's Retail Holdings, Inc.
7.45%, 07/15/17	250,000	283,077
Marriott International, Inc.
6.20%, 06/15/16	150,000	159,056
McDonald's Corp.
5.30%, 03/15/17	250,000	270,464
Nordstrom, Inc.
6.25%, 01/15/18	200,000	225,821
Starbucks Corp.
2.00%, 12/05/18 (b)	250,000	255,601
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	172,092
The Home Depot, Inc.
5.40%, 03/01/16	300,000	314,634
Toyota Motor Credit Corp.
2.05%, 01/12/17	250,000	255,774
1.38%, 01/10/18	200,000	200,906
2.10%, 01/17/19	250,000	254,437
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wal-Mart Stores, Inc.
2.80%, 04/15/16	400,000	410,190
5.38%, 04/05/17	200,000	218,722
1.13%, 04/11/18	150,000	149,805
		6,731,798
Consumer Non-Cyclical 3.2%
AbbVie, Inc.
1.75%, 11/06/17	500,000	504,262
Actavis Funding SCS
2.45%, 06/15/19	200,000	198,831
Altria Group, Inc.
2.63%, 01/14/20 (b)	500,000	508,435
Amgen, Inc.
2.13%, 05/15/17	300,000	305,712
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	251,463
2.15%, 02/01/19	200,000	202,821
Bottling Group LLC
5.50%, 04/01/16	150,000	157,983
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	256,800
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	354,357
Celgene Corp.
2.30%, 08/15/18	500,000	508,693
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	155,604
ConAgra Foods, Inc.
1.90%, 01/25/18	200,000	199,844
Diageo Capital PLC
1.13%, 04/29/18	900,000	890,664
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	500,000	507,833
Eli Lilly & Co.
1.25%, 03/01/18 (g)	250,000	250,082
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	719,154
General Mills, Inc.
5.70%, 02/15/17	100,000	108,719
5.65%, 02/15/19	100,000	113,250
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	259,074
2.05%, 04/01/19	300,000	303,763
Kellogg Co.
4.45%, 05/30/16	100,000	104,282
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	301,335
Kraft Foods Group, Inc.
2.25%, 06/05/17	400,000	407,390
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,010
Mattel, Inc.
2.50%, 11/01/16	100,000	101,658
McKesson Corp.
3.25%, 03/01/16	100,000	102,339
5.70%, 03/01/17	150,000	162,955
2.28%, 03/15/19	200,000	201,687
Medtronic, Inc.
2.50%, 03/15/20 (c)	250,000	254,454
Merck & Co., Inc.
1.30%, 05/18/18	350,000	349,422
18    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	201,026
Mylan, Inc.
1.80%, 06/24/16	200,000	201,358
2.60%, 06/24/18	150,000	152,476
2.55%, 03/28/19	450,000	451,820
Newell Rubbermaid, Inc.
2.05%, 12/01/17	300,000	301,285
PepsiCo, Inc.
2.50%, 05/10/16	100,000	102,221
1.25%, 08/13/17	100,000	100,448
Pfizer, Inc.
2.10%, 05/15/19	400,000	406,049
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	150,133
5.65%, 05/16/18	250,000	282,898
1.88%, 01/15/19	150,000	151,006
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	304,877
Sanofi
2.63%, 03/29/16	250,000	255,661
1.25%, 04/10/18	100,000	99,977
The Coca-Cola Co.
1.15%, 04/01/18	250,000	249,340
4.88%, 03/15/19	250,000	281,316
The Kroger Co.
2.30%, 01/15/19 (b)	300,000	303,701
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	306,535
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,517
Whirlpool Corp.
6.50%, 06/15/16	250,000	267,174
		13,512,694
Energy 2.2%
Anadarko Petroleum Corp.
5.95%, 09/15/16	500,000	536,596
Apache Corp.
1.75%, 04/15/17	100,000	100,865
BP Capital Markets PLC
3.20%, 03/11/16	150,000	153,911
1.85%, 05/05/17	150,000	152,089
1.38%, 05/10/18	300,000	297,887
2.32%, 02/13/20	250,000	251,166
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	148,598
Chevron Corp.
1.72%, 06/24/18 (b)	100,000	101,006
ConocoPhillips
5.20%, 05/15/18	400,000	444,596
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	202,933
Dominion Gas Holdings LLC
1.05%, 11/01/16	500,000	500,873
Encana Corp.
6.50%, 05/15/19	250,000	283,991
Energy Transfer Partners LP
6.13%, 02/15/17	200,000	216,382
6.70%, 07/01/18	350,000	396,634
Ensco PLC
3.25%, 03/15/16	400,000	406,956
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Exxon Mobil Corp.
0.92%, 03/15/17	250,000	251,170
Halliburton Co.
6.15%, 09/15/19	150,000	175,594
Hess Corp.
1.30%, 06/15/17	250,000	246,758
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	165,253
2.65%, 02/01/19	300,000	301,164
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)	500,000	505,313
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	102,317
Murphy Oil Corp.
2.50%, 12/01/17	200,000	198,274
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	262,402
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	600,000	600,663
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	251,725
Shell International Finance BV
5.20%, 03/22/17	150,000	162,932
4.30%, 09/22/19	150,000	166,556
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	566,246
Total Capital International S.A.
2.10%, 06/19/19	100,000	100,998
Total Capital S.A.
2.30%, 03/15/16	100,000	101,844
1.50%, 02/17/17	150,000	151,930
Valero Energy Corp.
6.13%, 06/15/17	200,000	220,640
Weatherford International Ltd.
5.50%, 02/15/16	350,000	360,639
Williams Partners LP
3.60%, 03/15/22 (b)	300,000	300,798
		9,387,699
Technology 1.5%
Amphenol Corp.
1.55%, 09/15/17	200,000	200,525
Apple, Inc.
1.00%, 05/03/18	350,000	347,372
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	512,577
Baidu, Inc.
3.25%, 08/06/18	200,000	206,293
Broadcom Corp.
2.70%, 11/01/18	500,000	513,529
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	209,739
1.10%, 03/03/17	150,000	150,790
Fiserv, Inc.
6.80%, 11/20/17	400,000	452,408
Hewlett-Packard Co.
2.65%, 06/01/16	500,000	510,254
2.75%, 01/14/19	400,000	409,968
Intel Corp.
1.35%, 12/15/17	150,000	150,968
International Business Machines Corp.
1.88%, 05/15/19	200,000	202,388
See financial notes    19

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	500,000	519,135
Microsoft Corp.
1.63%, 12/06/18	150,000	151,711
NetApp, Inc.
2.00%, 12/15/17	750,000	755,701
Seagate HDD Cayman
3.75%, 11/15/18	400,000	409,031
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	153,408
Xerox Corp.
2.95%, 03/15/17	150,000	154,627
2.75%, 09/01/20	100,000	100,035
		6,110,459
Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	337,134
Canadian National Railway Co.
1.45%, 12/15/16 (b)	150,000	151,588
CSX Corp.
5.60%, 05/01/17	100,000	109,057
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,257
Southwest Airlines Co.
5.13%, 03/01/17	200,000	214,999
2.75%, 11/06/19 (b)	200,000	203,244
		1,319,279
		53,983,439
Utilities 1.2%
Electric 1.1%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	402,240
Arizona Public Service Co.
2.20%, 01/15/20 (b)	500,000	500,710
CMS Energy Corp.
5.05%, 02/15/18	150,000	163,103
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	505,217
Consumers Energy Co.
5.50%, 08/15/16	74,000	78,912
5.15%, 02/15/17	150,000	161,508
Duke Energy Corp.
1.63%, 08/15/17	150,000	152,066
2.10%, 06/15/18 (b)	200,000	203,712
Duke Energy Ohio, Inc.
5.45%, 04/01/19	400,000	452,488
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	300,000	303,053
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	307,383
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	351,202
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	99,966
Sierra Pacific Power Co.
6.00%, 05/15/16	300,000	318,701
The Dayton Power & Light Co.
1.88%, 09/15/16	300,000	303,457
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
0.75%, 05/09/16	500,000	500,449
		4,804,167
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	151,664
Sempra Energy
6.50%, 06/01/16	250,000	267,394
		419,058
		5,223,225
Total Corporate Bonds
(Cost $103,370,026)		104,157,822

Municipal Bonds 0.2% of net assets
Fixed-Rate Obligations 0.2%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	626,665
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	269,275
Total Municipal Bonds
(Cost $887,178)		895,940
Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	440,383	440,383
Securities Lending Collateral 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	148,390	148,390
Total Other Investment Companies
(Cost $588,773)		588,773

End of Investments.

20    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

At 02/28/15, the tax basis cost of the fund's investments was $420,721,816 and the unrealized appreciation and depreciation were $2,146,439 and ($443,293), respectively, with a net unrealized appreciation of $1,703,146.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,013,320 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $145,550.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO –	General obligation
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Government Agencies[1]	$—	$283,279,842	$—	$283,279,842
Foreign Securities[1]	—	33,502,585	—	33,502,585
Corporate Bonds[1]	—	104,157,822	—	104,157,822
Municipal Bonds[1]	—	895,940	—	895,940
Other Investment Companies[1]	588,773	—	—	588,773
Total	$588,773	$421,836,189	$—	$422,424,962
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
See financial notes    21

Schwab Short-Term Bond Market Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $420,510,070) including securities on loan of $145,550		$422,276,572
Collateral invested for securities on loan, at value (cost $148,390)	+	148,390
Total investments, at value (cost $420,658,460)		422,424,962
Receivables:
Investments sold		7,219,049
Fund shares sold		4,931,519
Interest		2,124,718
Due from investment adviser		889
Income from securities on loan		101
Prepaid expenses	+	1,158
Total assets		436,702,396
Liabilities
Collateral held for securities on loan		148,390
Payables:
Investments bought		11,701,583
Investments bought - Delayed-delivery		249,780
Shareholder service fees		18,208
Fund shares redeemed		567,156
Distributions to shareholders		43,163
Accrued expenses	+	59,268
Total liabilities		12,787,548
Net Assets
Total assets		436,702,396
Total liabilities	–	12,787,548
Net assets		$423,914,848
Net Assets by Source
Capital received from investors		474,827,313
Net realized capital losses		(52,678,967)
Net unrealized capital appreciation		1,766,502

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$423,914,848		45,582,507		$9.30

22    See financial notes

Schwab Short-Term Bond Market Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Interest		$2,649,348
Securities on loan	+	586
Total investment income		2,649,934
Expenses
Investment adviser and administrator fees		633,147
Shareholder service fees		522,509
Portfolio accounting fees		51,282
Professional fees		21,787
Shareholder reports		17,116
Registration fees		13,889
Transfer agent fees		13,143
Custodian fees		6,747
Independent trustees' fees		5,163
Interest expense		39
Other expenses	+	3,769
Total expenses		1,288,591
Expense reduction by CSIM and its affiliates	–	676,510
Net expenses	–	612,081
Net investment income		2,037,853
Realized and Unrealized Gains (Losses)
Net realized gains on investments		550,370
Net change in unrealized appreciation (depreciation) on investments	+	150,975
Net realized and unrealized gains		701,345
Increase in net assets resulting from operations		$2,739,198
See financial notes    23

Schwab Short-Term Bond Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$2,037,853	$3,636,449
Net realized gains		550,370	1,376,519
Net change in unrealized appreciation (depreciation)	+	150,975	2,039,521
Increase in net assets from operations		2,739,198	7,052,489
Distributions to shareholders
Distributions from net investment income		($2,037,853)	($3,636,449)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,912,145	$101,322,702	18,476,574	$171,226,318
Shares reinvested		186,548	1,734,170	311,076	2,886,296
Shares redeemed	+	(12,722,551)	(118,198,690)	(19,240,163)	(178,294,815)
Net transactions in fund shares		(1,623,858)	($15,141,818)	(452,513)	($4,182,201)
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,206,365	$438,355,321	47,658,878	$439,121,482
Total decrease	+	(1,623,858)	(14,440,473)	(452,513)	(766,161)
End of period		45,582,507	$423,914,848	47,206,365	$438,355,321
24    See financial notes

Schwab Intermediate-Term Bond Fund™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	10.25	10.06	10.61	10.54	10.43	9.89
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.18	0.15	0.17	0.32	0.50
Net realized and unrealized gains (losses)	0.07	0.21	(0.32)	0.22	0.16	0.58
Total from investment operations	0.16	0.39	(0.17)	0.39	0.48	1.08
Less distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.20)	(0.21)	(0.36)	(0.54)
Distributions from net realized gains	(0.01)	(0.00) [2]	(0.18)	(0.11)	(0.01)	–
Total distributions	(0.11)	(0.20)	(0.38)	(0.32)	(0.37)	(0.54)
Net asset value at end of period	10.30	10.25	10.06	10.61	10.54	10.43
Total return (%)	1.58 [3]	3.95	(1.68)	3.80	4.75	11.16
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.45 [4]	0.45	0.51 [5],[6]	0.61	0.61	0.62
Gross operating expenses	0.63 [4]	0.64	0.63	0.62	0.61	0.63
Net investment income (loss)	1.69 [4]	1.73	1.48	1.67	3.13	4.71
Portfolio turnover rate[7]	60 [3]	177	288	304	294	173
Net assets, end of period ($ x 1,000,000)	388	370	353	418	431	459

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.01.
3
Not annualized
4
Annualized.
5
Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
6
The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
7
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
See financial notes    25

Schwab Intermediate-Term Bond Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
23.4%	Corporate Bonds	89,177,460	90,976,232
0.3%	Asset-Backed Obligations	1,093,446	1,108,163
34.5%	Mortgage-Backed Securities	129,738,366	133,720,898
3.0%	Commercial Mortgage-Backed Securities	11,380,967	11,612,103
37.8%	U.S. Government and Government Agencies	145,068,690	146,802,001
3.9%	Foreign Securities	14,807,210	15,145,144
1.5%	Other Investment Company	5,737,858	5,737,858
2.6%	Short-Term Investment	9,999,973	9,999,990
107.0%	Total Investments	407,003,970	415,102,389
(1.2)%	TBA Sale Commitments	(4,447,500)	(4,482,812)
(5.8)%	Other Assets and Liabilities, Net		(22,817,987)
100.0%	Net Assets		387,801,590

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 23.4% of net assets
Finance 9.7%
Banking 5.7%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	520,454
2.35%, 09/10/19	500,000	506,445
American Express Co.
5.50%, 09/12/16 (g)	500,000	534,101
Bank of America Corp.
4.75%, 08/01/15	500,000	508,389
5.42%, 03/15/17	500,000	535,995
1.29%, 01/15/19 (a)	1,000,000	1,014,188
5.63%, 07/01/20	500,000	575,823
4.00%, 04/01/24	550,000	581,665
BNP Paribas S.A.
3.60%, 02/23/16	300,000	308,092
3.25%, 03/03/23	500,000	515,416
BPCE S.A.
1.51%, 04/25/16 (a)	1,000,000	1,010,484
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
1.00%, 11/06/15	500,000	500,746
Citigroup, Inc.
2.65%, 03/02/15	1,000,000	1,000,000
3.95%, 06/15/16	500,000	517,605
1.22%, 07/25/16 (a)	1,000,000	1,006,568
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	150,333
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,226
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	840,481
4.95%, 03/25/20	500,000	560,772
KeyCorp
3.75%, 08/13/15	1,000,000	1,014,482
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,210,698
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	523,125
Morgan Stanley
2.65%, 01/27/20	600,000	605,783
5.50%, 07/24/20	1,000,000	1,143,581
3.75%, 02/25/23	100,000	104,621
4.10%, 05/22/23	250,000	258,511
5.00%, 11/24/25	750,000	827,451
Rabobank Nederland
4.63%, 12/01/23	700,000	766,190
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	149,248
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	500,289
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	288,913
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	250,000	268,672
1.04%, 12/15/17 (a)	1,000,000	1,002,596
2.38%, 01/22/18	400,000	407,476
6.15%, 04/01/18 (g)	650,000	730,926
3.85%, 07/08/24 (b)	100,000	104,597
Wells Fargo & Co.
5.63%, 12/11/17	300,000	334,016
4.60%, 04/01/21	500,000	559,139
		22,240,097
Brokerage 0.3%
Nomura Holdings, Inc.
5.00%, 03/04/15	900,000	900,000
2.75%, 03/19/19	250,000	255,018
		1,155,018
Finance Company 1.1%
GATX Corp.
1.25%, 03/04/17	600,000	597,837
2.50%, 07/30/19	600,000	602,370
General Electric Capital Corp.
5.63%, 05/01/18 (g)	500,000	562,427
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,002,500
26    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	508,933
3.75%, 08/15/21 (b)	500,000	518,458
4.25%, 08/15/24 (b)	500,000	524,596
		4,317,121
Insurance 1.3%
Aflac, Inc.
3.63%, 11/15/24	300,000	316,008
American International Group, Inc.
2.38%, 08/24/15	600,000	604,194
Anthem, Inc.
2.30%, 07/15/18	250,000	253,526
2.25%, 08/15/19	250,000	250,898
3.50%, 08/15/24 (b)	500,000	517,661
Assurant, Inc.
2.50%, 03/15/18	750,000	760,249
Cigna Corp.
5.13%, 06/15/20	350,000	396,195
CNA Financial Corp.
5.88%, 08/15/20	250,000	287,838
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	554,469
5.63%, 06/15/43 (a)(b)	750,000	796,875
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	107,375
		4,845,288
Real Estate Investment Trust 1.3%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	507,420
DDR Corp.
3.63%, 02/01/25 (b)	300,000	300,319
Duke Realty LP
3.75%, 12/01/24 (b)	250,000	256,608
HCP, Inc.
3.40%, 02/01/25 (b)	500,000	491,845
Kilroy Realty LP
6.63%, 06/01/20	250,000	293,179
4.25%, 08/15/29 (b)	250,000	259,842
Kimco Realty Corp.
3.20%, 05/01/21 (b)	750,000	764,398
ProLogis LP
4.50%, 08/15/17	250,000	267,956
Regency Centers LP
5.88%, 06/15/17	320,000	350,897
Ventas Realty LP
3.50%, 02/01/25 (b)	1,000,000	1,010,072
WP Carey, Inc.
4.60%, 04/01/24 (b)	500,000	519,236
		5,021,772
		37,579,296
Industrial 12.8%
Basic Industry 1.8%
Airgas, Inc.
3.65%, 07/15/24 (b)	500,000	516,396
Alcoa, Inc.
5.13%, 10/01/24 (b)	500,000	544,781
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anglo American Capital PLC
1.20%, 04/15/16 (a)(c)	500,000	499,844
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	729,630
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	355,102
3.80%, 03/15/25 (b)	500,000	521,332
Ecolab, Inc.
2.25%, 01/12/20	500,000	502,295
Georgia-Pacific LLC
3.60%, 03/01/25 (b)(c)	500,000	514,664
Glencore Funding LLC
2.50%, 01/15/19 (c)	500,000	500,823
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	253,615
LYB International Finance BV
4.00%, 07/15/23	500,000	530,012
Packaging Corp. of America
3.65%, 09/15/24 (b)	650,000	650,444
The Dow Chemical Co.
4.25%, 11/15/20 (b)	500,000	548,416
Vale Overseas Ltd.
4.38%, 01/11/22	250,000	244,240
		6,911,594
Capital Goods 0.4%
Eaton Corp.
2.75%, 11/02/22	750,000	757,145
General Electric Co.
5.25%, 12/06/17 (g)	500,000	555,027
		1,312,172
Communications 2.2%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	323,093
America Movil, S.A.B. de CV
1.24%, 09/12/16 (a)	1,000,000	1,007,934
AT&T, Inc.
2.38%, 11/27/18	200,000	202,108
5.80%, 02/15/19	750,000	848,962
Comcast Corp.
5.88%, 02/15/18	400,000	451,778
5.70%, 07/01/19	350,000	404,730
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	281,409
3.95%, 01/15/25 (b)	500,000	514,519
Embarq Corp.
7.08%, 06/01/16	750,000	802,219
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	560,875
Omnicom Group, Inc.
3.65%, 11/01/24 (b)	500,000	517,876
Verizon Communications, Inc.
0.64%, 06/09/17 (a)	1,000,000	1,000,106
4.50%, 09/15/20	500,000	550,408
3.50%, 11/01/24 (b)	500,000	512,501
Viacom, Inc.
4.50%, 03/01/21	250,000	270,501
3.88%, 04/01/24 (b)	300,000	307,410
		8,556,429
See financial notes    27

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Cyclical 1.9%
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	521,643
D.R. Horton, Inc.
4.00%, 02/15/20	1,000,000	1,015,000
Ford Motor Credit Co. LLC
1.19%, 01/09/18 (a)	1,000,000	1,001,817
Hyundai Capital America
1.63%, 10/02/15 (c)	1,000,000	1,004,784
Hyundai Capital Services, Inc.
1.04%, 03/18/17 (a)(c)	1,000,000	1,001,903
Macy's Retail Holdings, Inc.
5.90%, 12/01/16	213,000	230,301
4.38%, 09/01/23 (b)	250,000	272,067
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	671,319
3.13%, 10/15/21 (b)	600,000	613,782
QVC, Inc.
5.45%, 08/15/34 (b)	500,000	496,837
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	572,421
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	112,461
		7,514,335
Consumer Non-Cyclical 2.3%
Altria Group, Inc.
4.75%, 05/05/21	500,000	558,034
AmerisourceBergen Corp.
3.25%, 03/01/25 (b)	500,000	506,196
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	265,261
Cardinal Health, Inc.
4.63%, 12/15/20	500,000	552,876
3.20%, 06/15/22	100,000	101,452
3.20%, 03/15/23	250,000	255,037
Diageo Capital PLC
1.13%, 04/29/18	250,000	247,407
Eli Lilly & Co.
1.25%, 03/01/18 (f)	250,000	250,082
2.75%, 06/01/25 (b)(f)	1,000,000	1,001,082
Gilead Sciences, Inc.
2.35%, 02/01/20	1,000,000	1,019,311
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	554,366
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	351,795
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,057,946
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	153,737
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	559,118
Quest Diagnostics, Inc.
5.45%, 11/01/15	1,000,000	1,030,199
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	150,000	161,307
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	249,361
		8,874,567
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.1%
Buckeye Partners LP
4.35%, 10/15/24 (b)	500,000	502,811
Canadian Natural Resources Ltd.
0.63%, 03/30/16 (a)	250,000	249,675
3.80%, 04/15/24	250,000	253,718
Continental Resources, Inc.
5.00%, 09/15/22 (b)	500,000	495,625
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (b)	1,000,000	1,033,566
Energy Transfer Partners LP
6.70%, 07/01/18	150,000	169,986
4.15%, 10/01/20 (b)	100,000	104,712
Ensco PLC
4.70%, 03/15/21	250,000	257,203
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	200,000	202,443
3.75%, 02/15/25 (b)	350,000	364,263
Kinder Morgan, Inc.
4.30%, 06/01/25 (b)	500,000	522,659
MPLX LP
4.00%, 02/15/25 (b)	1,000,000	1,016,374
Nabors Industries, Inc.
5.10%, 09/15/23 (b)	250,000	238,969
Noble Holding International Ltd.
3.95%, 03/15/22	250,000	224,920
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	251,725
Pioneer Natural Resources Co.
7.50%, 01/15/20	750,000	893,235
Plains All American Pipeline LP
3.85%, 10/15/23 (b)	100,000	104,687
The Williams Cos., Inc.
4.55%, 06/24/24 (b)	250,000	245,398
Valero Energy Corp.
9.38%, 03/15/19	250,000	313,270
Weatherford International Ltd.
9.63%, 03/01/19	250,000	282,599
Williams Partners LP
3.60%, 03/15/22 (b)	500,000	501,330
		8,229,168
Technology 1.8%
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	307,546
4.50%, 03/01/23 (b)	300,000	313,856
Baidu, Inc.
3.25%, 08/06/18	300,000	309,439
Broadcom Corp.
3.50%, 08/01/24 (b)	500,000	512,980
Ingram Micro, Inc.
4.95%, 12/15/24 (b)	750,000	771,997
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	250,000	259,567
4.65%, 11/01/24 (b)	250,000	264,512
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	510,267
Oracle Corp.
0.45%, 07/07/17 (a)	500,000	500,626
Pitney Bowes, Inc.
4.75%, 01/15/16	1,000,000	1,031,518
28    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Seagate HDD Cayman
4.75%, 01/01/25 (c)	1,000,000	1,060,663
The Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,013,107
Xerox Corp.
2.75%, 09/01/20	150,000	150,053
		7,006,131
Transportation 0.3%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/27	323,317	341,099
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	841,909
		1,183,008
		49,587,404
Utilities 0.9%
Electric 0.8%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	97,645
Dominion Resources, Inc.
6.40%, 06/15/18 (g)	500,000	574,464
Duke Energy Corp.
0.64%, 04/03/17 (a)	1,000,000	1,001,110
5.05%, 09/15/19 (g)	750,000	843,592
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	500,000	530,373
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	150,000	150,515
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	99,314
Sempra Energy
3.55%, 06/15/24 (b)	250,000	260,920
		3,557,933
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	101,110
Sempra Energy
2.88%, 10/01/22 (b)	150,000	150,489
		251,599
		3,809,532
Total Corporate Bonds
(Cost $89,177,460)		90,976,232

Asset-Backed Obligations 0.3% of net assets
Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,108,163
Total Asset-Backed Obligations
(Cost $1,093,446)		1,108,163

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 34.5% of net assets
Collateralized Mortgage Obligations 0.5%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	771,503	788,488
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(g)	201,595	212,308
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(g)	23,372	23,629
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)(g)	327,676	332,134
Series 2012-2 Class A2
3.50%, 04/25/42 (b)(g)	240,799	245,067
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	310,846	297,497
		1,899,123
TBA Securities 6.2%
Fannie Mae TBA
2.00%, 04/01/30 (b)(f)	400,000	399,844
2.50%, 04/01/30 (b)(f)	300,000	306,645
3.50%, 04/01/30 to 03/01/45 (b)(f)	2,000,000	2,115,477
3.00%, 03/01/45 (b)(f)	1,500,000	1,528,131
4.00%, 03/01/45 (b)(f)	3,100,000	3,314,614
4.50%, 03/01/45 (b)(f)	1,000,000	1,087,016
Freddie Mac TBA
2.00%, 04/01/30 (b)(f)	400,000	399,781
2.50%, 04/01/30 (b)(f)	900,000	920,074
3.00%, 04/01/30 to 03/01/45 (b)(f)	2,500,000	2,579,033
3.50%, 04/01/30 to 03/01/45 (b)(f)	4,900,000	5,141,758
4.00%, 03/01/45 (b)(f)	800,000	855,470
Ginnie Mae TBA
3.00%, 03/01/45 to 04/01/45 (b)(f)	3,200,000	3,282,867
3.50%, 04/01/45 (b)(f)	2,000,000	2,092,656
		24,023,366
U.S. Government Agency Mortgages 27.8%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(g)	241,112	268,585
7.00%, 11/15/16 to 01/01/35 (b)	326,037	386,696
6.00%, 06/01/17 to 12/01/35 (b)	1,576,800	1,784,318
4.50%, 03/01/18 to 10/01/43 (b)	4,138,243	4,485,613
6.50%, 03/01/19 to 09/01/22 (b)	259,902	292,484
6.50%, 07/01/21 (b)(g)	19,180	21,948
5.50%, 10/01/22 (b)(g)	304,417	341,977
5.50%, 01/01/23 to 05/01/40 (b)	1,653,219	1,869,349
5.00%, 08/01/23 (b)(g)	1,172,900	1,300,775
5.00%, 09/01/23 to 05/01/40 (b)	1,722,404	1,921,726
3.00%, 01/01/26 to 05/01/43 (b)	9,967,820	10,282,461
2.50%, 07/01/28 to 02/01/43 (b)	3,171,087	3,236,970
3.50%, 02/01/32 to 07/01/43 (b)	9,463,243	9,954,666
5.49%, 08/01/32 to 12/01/32 (b)	487,032	549,855
5.45%, 06/01/33 to 07/01/33 (b)	85,790	96,079
3.72%, 06/01/40 (a)(b)	2,407,173	2,557,295
4.00%, 09/01/40 (b)(g)	4,746,292	5,104,422
4.00%, 02/01/41 to 08/01/44 (b)	755,704	813,670
See financial notes    29

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae REMICs
6.00%, 01/25/20 (b)	59,387	63,185
3.25%, 04/25/28 (b)	14,025	14,247
Freddie Mac
4.50%, 09/01/15 (b)(g)	380	399
6.50%, 03/01/16 to 02/01/21 (b)(g)	120,701	134,137
6.00%, 06/01/16 to 05/01/27 (b)	342,750	394,078
4.50%, 10/01/18 to 08/01/41 (b)	5,201,262	5,693,099
4.00%, 07/01/19 to 01/01/44 (b)	4,639,054	5,012,929
6.50%, 08/01/22 to 04/01/26 (b)	117,201	133,647
5.50%, 02/01/23 to 07/01/35 (b)	634,587	710,376
5.00%, 01/01/24 to 10/01/43 (b)	1,549,219	1,713,658
2.50%, 07/01/28 to 05/01/33 (b)	1,362,944	1,398,003
3.00%, 09/01/28 to 07/01/43 (b)	4,014,751	4,122,552
5.50%, 06/01/33 to 10/01/33 (b)(g)	2,033,064	2,285,955
3.50%, 03/01/42 to 07/01/43 (b)	1,223,237	1,283,807
Freddie Mac REMICs
3.00%, 08/15/19 (b)	331,972	336,509
2.00%, 07/15/20 (b)	345,089	346,744
0.72%, 05/15/23 (a)(b)	40,816	40,975
4.00%, 11/15/23 to 02/15/27 (b)	556,246	565,591
5.00%, 09/15/33 (b)	61,886	62,446
6.00%, 08/15/35 (b)	51,540	52,702
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	39,979	45,029
9.50%, 03/20/17 to 05/20/20 (b)	4,224	4,427
5.00%, 12/15/17 to 08/15/40 (b)	5,510,349	6,237,138
10.00%, 04/15/18 to 06/20/19 (b)	1,049	1,085
5.50%, 06/15/18 to 08/20/40 (b)	3,699,424	4,227,657
4.00%, 08/15/18 to 01/20/45 (b)	6,735,271	7,210,463
4.50%, 11/15/18 to 10/15/43 (b)	1,818,775	2,027,800
8.50%, 06/15/21 to 10/20/26 (b)	1,464	1,512
7.50%, 03/15/22 to 10/15/25 (b)	2,496	2,609
6.50%, 10/15/23 to 10/15/38 (b)	21,373	24,701
8.00%, 06/20/24 to 07/15/27 (b)	2,324	2,521
3.00%, 02/15/26 to 07/20/44 (b)	2,928,904	3,025,948
3.50%, 01/20/27 to 01/20/45 (b)	7,046,600	7,423,513
2.50%, 06/15/27 (b)	317,097	328,424
2.00%, 07/20/28 (b)	21,622	21,562
7.00%, 04/15/31 (b)	6,549	7,439
5.50%, 06/15/34 (b)(g)	1,797,253	2,062,116
5.00%, 10/15/34 (b)(g)	1,611,181	1,822,677
5.25%, 11/15/34 (b)	127,002	142,657
Ginnie Mae REMICs
6.46%, 08/20/34 (a)(b)	801,779	953,484
5.45%, 09/20/44 (a)(b)	2,301,872	2,591,719
		107,798,409
Total Mortgage-Backed Securities
(Cost $129,738,366)		133,720,898

Commercial Mortgage-Backed Securities 3.0% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(g)	2,338,039	2,386,165
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	939,011	988,282
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	505,000	549,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	260,277
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	512,885
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	314,146	325,904
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	658,946
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	112,432
Series K710 Class A2
1.88%, 05/25/19 (b)	300,000	302,340
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	162,456
Government National Mortgage Association
Series 2012-55 Class A
1.70%, 08/16/33 (b)	60,112	60,462
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.79%, 07/10/38 (a)(b)	638,656	664,118
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(g)	1,000,000	1,061,012
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	314,591	315,901
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	3,000,000	3,129,497
Morgan Stanley Capital I Trust
Series 2006-T21 Class A4
5.16%, 10/12/52 (a)(b)	120,000	121,967
Total Commercial Mortgage-Backed Securities
(Cost $11,380,967)		11,612,103

U.S. Government and Government Agencies 37.8% of net assets
U.S. Government Agency Securities 3.2%
Fannie Mae
0.63%, 08/26/16	6,000,000	6,012,594
1.63%, 01/10/20 (b)	3,000,000	2,981,820
Freddie Mac
2.50%, 05/27/16	3,000,000	3,077,244
1.25%, 08/01/19	600,000	593,626
		12,665,284
U.S. Treasury Obligations 34.6%
U.S. Treasury Notes
2.00%, 04/30/16 (g)	2,500,000	2,547,852
1.50%, 07/31/16	2,550,000	2,588,051
0.63%, 08/15/16	8,000,000	8,020,000
0.75%, 01/15/17 (g)	16,000,000	16,053,744
0.88%, 02/28/17	5,000,000	5,024,220
3.13%, 04/30/17 (g)	1,500,000	1,578,164
0.88%, 05/15/17	3,000,000	3,011,016
0.88%, 06/15/17	3,000,000	3,008,673
0.75%, 06/30/17	10,000,000	9,994,530
0.88%, 07/15/17	1,500,000	1,503,282
1.88%, 10/31/17 (g)	3,000,000	3,076,641
0.75%, 12/31/17	6,000,000	5,964,372
2.88%, 03/31/18 (g)	2,000,000	2,110,312
30    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 11/15/18 (g)	2,000,000	2,183,282
1.63%, 03/31/19	3,000,000	3,032,577
1.25%, 04/30/19	2,250,000	2,239,101
1.50%, 05/31/19	1,500,000	1,507,032
1.00%, 06/30/19	3,250,000	3,194,396
1.63%, 06/30/19	1,500,000	1,513,946
1.75%, 09/30/19	4,000,000	4,051,564
1.50%, 11/30/19	6,000,000	6,005,154
1.38%, 01/31/20	2,500,000	2,485,352
1.25%, 02/29/20	4,500,000	4,443,048
3.50%, 05/15/20	5,000,000	5,490,235
2.63%, 08/15/20	2,000,000	2,107,500
2.38%, 12/31/20	4,000,000	4,155,936
2.13%, 01/31/21	2,500,000	2,560,742
2.00%, 02/28/21	3,000,000	3,049,923
2.25%, 04/30/21	1,000,000	1,030,312
2.13%, 06/30/21	2,500,000	2,555,470
1.50%, 01/31/22	3,000,000	2,938,593
1.75%, 02/28/22	4,000,000	3,982,188
1.63%, 08/15/22	2,000,000	1,969,844
2.00%, 02/15/23	1,500,000	1,513,476
2.50%, 08/15/23	2,000,000	2,091,562
2.75%, 11/15/23	1,000,000	1,065,469
2.75%, 02/15/24	2,500,000	2,663,280
2.50%, 05/15/24	1,750,000	1,825,878
		134,136,717
Total U.S. Government and Government Agencies
(Cost $145,068,690)		146,802,001

Foreign Securities 3.9% of net assets
Foreign Agencies 1.0%
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,112,875
Mexico 0.3%
Petroleos Mexicanos
2.28%, 07/18/18 (a)	500,000	514,140
5.50%, 01/21/21	500,000	551,250
		1,065,390
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	500,000	523,770
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17 (g)	500,000	524,409
Korea Development Bank
3.75%, 01/22/24	500,000	538,441
		1,062,850
		3,764,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foreign Local Government 0.2%
Canada 0.2%
Province of Manitoba
1.13%, 06/01/18	1,000,000	993,172
Sovereign 0.9%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	250,000
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	272,637
Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	561,750
3.63%, 03/15/22	250,000	261,250
		823,000
Panama 0.1%
Republic of Panama
4.00%, 09/22/24 (b)	500,000	528,750
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	167,250
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	585,900
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16 (g)	500,000	537,915
Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	285,399
		3,450,851
Supranational* 1.8%
Asian Development Bank
2.50%, 03/15/16	750,000	765,829
European Investment Bank
2.50%, 05/16/16 (g)	2,000,000	2,048,848
4.00%, 02/16/21	750,000	843,985
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,010,968
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,004,404
See financial notes    31

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.13%, 11/23/16	500,000	503,053
1.75%, 09/04/18	600,000	607,948
1.75%, 09/16/19	150,000	151,201
		6,936,236
Total Foreign Securities
(Cost $14,807,210)		15,145,144
Security	Number of Shares	Value ($)
Other Investment Company 1.5% of net assets
Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	5,737,858	5,737,858
Total Other Investment Company
(Cost $5,737,858)		5,737,858
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 2.6% of net assets
U.S. Government Agency Security 2.6%
Federal Home Loan Bank
0.03%, 03/04/15 (e)	10,000,000	9,999,990
Total Short-Term Investment
(Cost $9,999,973)		9,999,990

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $407,029,521 and the unrealized appreciation and depreciation were $8,479,353 and ($406,485), respectively, with a net unrealized appreciation of $8,072,868.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 1.2% of net assets
U.S. Government Agency Mortgages 1.2%
Ginnie Mae TBA
5.00%, 03/01/45 (b)(f)	2,000,000	2,227,187
5.50%, 03/01/45 (b)(f)	2,000,000	2,255,625
		4,482,812
Total TBA Sale Commitments
(Proceeds $4,447,500)		4,482,812
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,438,413 or 1.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds[1]	$—	$90,976,232	$—	$90,976,232
Asset-Backed Obligations	—	1,108,163	—	1,108,163
Mortgage-Backed Securities[1]	—	133,720,898	—	133,720,898
Commercial Mortgage-Backed Securities	—	11,612,103	—	11,612,103
U.S. Government and Government Agencies[1]	—	146,802,001	—	146,802,001
Foreign Securities[1]	—	15,145,144	—	15,145,144
Other Investment Company[1]	5,737,858	—	—	5,737,858
Short-Term Investment[1]	—	9,999,990	—	9,999,990
Total	$5,737,858	$409,364,531	$—	$415,102,389
32    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
TBA Sale Commitments[1]	$—	($4,482,812)	$—	($4,482,812)
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Accrued Discounts (Premiums)	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Corporate Bonds	$339,525	$—	$—	$—	$—	$—	$—	($339,525)	$—
Total	$339,525	$—	$—	$—	$—	$—	$—	($339,525)	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 2. Transfers from Level 3 to Level 2 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques, which utilize significant observable inputs. There were no transfers between any other Levels for the period ended February 28, 2015.
See financial notes    33

Schwab Intermediate-Term Bond Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $407,003,970)		$415,102,389
Cash		1,947
Receivables:
Investments sold		9,414,574
Fund shares sold		3,689,402
Interest		1,829,118
TBA sale commitment		4,447,500
Prepaid expenses	+	1,488
Total assets		434,486,418
Liabilities
TBA sale commitments, at value (proceeds $4,447,500)		4,482,812
Payables:
Investments bought		13,448,813
Investments bought - Delayed-delivery		28,172,619
Investment adviser and administrator fees		8,581
Shareholder service fees		17,260
Fund shares redeemed		291,361
Distributions to shareholders		170,603
Interest for TBA sale commitments		12,833
Accrued expenses	+	79,946
Total liabilities		46,684,828
Net Assets
Total assets		434,486,418
Total liabilities	–	46,684,828
Net assets		$387,801,590
Net Assets by Source
Capital received from investors		379,597,277
Distributions in excess of net investment income		(611,840)
Net realized capital gains		753,046
Net unrealized capital appreciation		8,063,107

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$387,801,590		37,647,789		$10.30

34    See financial notes

Schwab Intermediate-Term Bond Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Interest		$3,946,762
Dividends	+	29,914
Total investment income		3,976,676
Expenses
Investment adviser and administrator fees		556,389
Shareholder service fees		461,176
Portfolio accounting fees		48,714
Professional fees		32,508
Custodian fees		18,184
Registration fees		14,526
Transfer agent fees		11,434
Shareholder reports		10,953
Independent trustees' fees		4,949
Settlement and interest expense		2,897
Other expenses	+	3,638
Total expenses		1,165,368
Expense reduction by CSIM and its affiliates	–	327,888
Net expenses	–	837,480
Net investment income		3,139,196
Realized and Unrealized Gains (Losses)
Net realized gains on investments		804,489
Net realized losses on TBA sale commitments	+	(23,770)
Net realized gains		780,719
Net change in unrealized appreciation (depreciation) on investments		1,865,996
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	(24,955)
Net change in unrealized appreciation (depreciation)	+	1,841,041
Net realized and unrealized gains		2,621,760
Increase in net assets resulting from operations		$5,760,956
See financial notes    35

Schwab Intermediate-Term Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$3,139,196	$6,138,446
Net realized gains		780,719	1,615,778
Net change in unrealized appreciation (depreciation)	+	1,841,041	6,069,822
Increase in net assets from operations		5,760,956	13,824,046
Distributions to shareholders
Distributions from net investment income		(3,563,457)	(6,966,655)
Distributions from net realized gains	+	(501,356)	(160,807)
Total distributions		($4,064,813)	($7,127,462)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,491,478	$56,406,729	9,742,824	$99,074,351
Shares reinvested		269,549	2,767,415	397,473	4,050,506
Shares redeemed	+	(4,182,796)	(42,917,942)	(9,122,261)	(92,649,051)
Net transactions in fund shares		1,578,231	$16,256,202	1,018,036	$10,475,806
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,069,558	$369,849,245	35,051,522	$352,676,855
Total increase	+	1,578,231	17,952,345	1,018,036	17,172,390
End of period		37,647,789	$387,801,590	36,069,558	$369,849,245
Distributions in excess of net investment income			($611,840)		($187,579)
36    See financial notes

Schwab Total Bond Market Fund™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	9.55	9.26	9.76	9.51	9.42	8.96
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.21	0.20	0.25	0.26	0.29
Net realized and unrealized gains (losses)	0.10	0.30	(0.47)	0.26	0.10	0.48
Total from investment operations	0.20	0.51	(0.27)	0.51	0.36	0.77
Less distributions:
Distributions from net investment income	(0.10)	(0.22)	(0.23)	(0.26)	(0.27)	(0.31)
Net asset value at end of period	9.65	9.55	9.26	9.76	9.51	9.42
Total return (%)	2.16 [2]	5.56	(2.85)	5.46	3.93	8.76
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.29 [3]	0.29	0.29	0.29	0.49 [4]	0.55
Gross operating expenses	0.54 [3]	0.55	0.56	0.56	0.59 [5]	0.58 [5]
Net investment income (loss)	2.07 [3]	2.18	2.10	2.58	2.78	3.21
Portfolio turnover rate[6]	41 [2]	93	165	160	166	155
Net assets, end of period ($ x 1,000,000)	1,391	1,021	885	957	936	929

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
[5]	The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
[6]	Includes to-be-announced (TBA) transactions (if any). See financial note 2.
See financial notes    37

Schwab Total Bond Market Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
28.2%	Mortgage-Backed Securities	383,180,281	392,837,002
23.3%	Corporate Bonds	309,439,935	323,956,631
39.0%	U.S. Government and Government Agencies	524,701,367	541,983,948
2.0%	Commercial Mortgage-Backed Securities	26,555,626	27,276,763
0.5%	Asset-Backed Obligations	7,309,026	7,284,328
5.2%	Foreign Securities	71,261,711	72,716,399
1.0%	Municipal Bonds	11,932,063	13,355,560
0.6%	Other Investment Companies	8,492,581	8,492,581
6.4%	Short-Term Investments	88,999,278	88,999,813
106.2%	Total Investments	1,431,871,868	1,476,903,025
(6.2)%	Other Assets and Liabilities, Net		(86,061,159)
100.0%	Net Assets		1,390,841,866

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 28.2% of net assets
TBA Securities 6.1%
Fannie Mae TBA
2.00%, 04/01/30 (b)(h)	1,400,000	1,399,453
2.50%, 04/01/30 (b)(h)	2,000,000	2,044,297
3.00%, 04/01/30 to 03/01/45 (b)(h)	3,900,000	4,068,892
3.50%, 04/01/30 to 03/01/45 (b)(h)	11,100,000	11,667,150
4.00%, 03/01/45 (b)(h)	5,900,000	6,308,460
4.50%, 03/01/45 (b)(h)	3,700,000	4,021,958
5.50%, 03/01/45 (b)(h)	400,000	449,375
Freddie Mac TBA
2.00%, 04/01/30 (b)(h)	600,000	599,672
2.50%, 04/01/30 (b)(h)	2,700,000	2,760,223
3.00%, 04/01/30 to 03/01/45 (b)(h)	5,200,000	5,306,356
3.50%, 04/01/30 to 03/01/45 (b)(h)	10,800,000	11,332,547
4.00%, 03/01/45 (b)(h)	3,100,000	3,314,946
4.50%, 03/01/45 (b)(h)	2,700,000	2,928,403
5.00%, 03/01/45 (b)(h)	1,000,000	1,105,117
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae TBA
3.00%, 03/01/45 to 04/01/45 (b)(h)	5,900,000	6,052,144
4.00%, 03/01/45 (b)(h)	4,000,000	4,253,437
4.50%, 03/01/45 (b)(h)	2,800,000	3,036,688
2.50%, 04/01/45 (b)(h)	500,000	493,398
3.50%, 04/01/45 (b)(h)	13,300,000	13,921,547
		85,064,063
U.S. Government Agency Mortgages 22.1%
Fannie Mae
5.50%, 02/01/16 to 06/01/38 (b)(i)	6,015,851	6,827,884
5.00%, 12/01/17 to 12/01/39 (b)(i)	5,367,921	5,938,331
4.50%, 05/01/18 to 02/01/44 (b)	9,482,622	10,335,720
6.50%, 06/01/18 to 11/01/37 (b)(i)	755,391	865,608
6.50%, 08/01/18 to 11/01/37 (b)	672,814	771,405
5.00%, 05/01/19 to 06/01/42 (b)	5,071,457	5,629,941
5.50%, 05/01/23 to 08/01/40 (b)	884,235	1,004,099
4.00%, 04/01/24 to 10/01/44 (b)	31,704,764	34,075,354
6.00%, 09/01/24 to 05/01/41 (b)	3,009,033	3,429,979
3.00%, 01/01/26 to 07/01/43 (b)	25,222,210	25,930,055
3.50%, 01/01/26 to 10/01/44 (b)	24,678,958	25,992,635
2.50%, 10/01/27 to 02/01/43 (b)	6,177,760	6,310,269
2.50%, 07/01/28 (b)(i)	2,974,969	3,054,496
2.00%, 08/01/28 to 09/01/28 (b)	173,160	173,754
4.50%, 03/01/29 to 04/01/43 (b)(i)	6,101,154	6,673,029
1.92%, 03/01/34 (a)(b)	750,642	789,864
2.03%, 03/01/35 (a)(b)	299,300	314,370
2.55%, 08/01/35 (a)(b)(i)	1,389,492	1,485,855
6.00%, 06/01/36 to 07/01/37 (b)(i)	2,719,291	3,122,921
7.00%, 04/01/37 (b)	133,344	150,760
3.00%, 02/01/43 to 07/01/43 (b)(i)	6,478,177	6,614,167
3.50%, 03/01/43 (b)(i)	3,608,543	3,788,470
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	6,762,277	7,397,416
6.00%, 11/01/18 to 10/01/38 (b)(i)	876,374	994,468
5.00%, 01/01/19 to 08/01/39 (b)(i)	2,568,998	2,856,841
4.50%, 08/01/20 to 08/01/41 (b)(i)	1,722,115	1,881,422
5.50%, 08/01/22 to 07/01/40 (b)	770,267	862,297
6.00%, 12/01/23 to 02/01/38 (b)	502,752	574,529
4.00%, 03/01/24 to 09/01/44 (b)	14,985,551	16,104,943
5.00%, 06/01/26 to 07/01/40 (b)	3,237,177	3,588,170
3.00%, 10/01/26 to 09/01/43 (b)	5,654,414	5,876,865
2.50%, 08/01/27 to 07/01/43 (b)	1,823,288	1,859,067
2.00%, 04/01/28 (b)	168,258	168,809
2.50%, 07/01/28 (b)(i)	2,938,749	3,018,731
3.00%, 09/01/28 to 06/01/43 (b)(i)	12,289,633	12,673,682
3.50%, 07/01/32 to 09/01/44 (b)	11,669,683	12,252,433
5.50%, 12/01/34 to 02/01/39 (b)(i)	2,376,781	2,686,794
6.50%, 10/01/36 to 09/01/39 (b)	219,621	254,451
2.02%, 05/01/37 (a)(b)(i)	769,699	812,123
4.00%, 01/01/41 (b)(i)	2,339,000	2,511,184
Ginnie Mae
4.00%, 06/20/20 to 10/20/44 (b)	15,377,524	16,437,360
4.50%, 05/15/24 to 09/01/44 (b)	10,317,801	11,325,614
3.00%, 02/15/26 to 12/20/44 (b)	7,313,568	7,560,951
3.50%, 02/15/26 to 10/20/44 (b)	9,721,680	10,258,316
5.50%, 04/20/26 to 04/15/39 (b)	1,553,987	1,760,076
2.50%, 03/20/28 to 02/15/43 (b)	725,981	744,109
2.00%, 07/20/28 (b)	43,243	43,124
5.00%, 08/15/28 to 07/20/44 (b)	7,474,174	8,403,222
1.63%, 04/20/32 (a)(b)(i)	252,203	262,402
6.00%, 07/20/34 to 08/15/38 (b)	1,130,508	1,306,819
6.50%, 10/20/37 (b)	277,525	318,665
38    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 11/15/38 to 03/15/40 (b)(i)	932,122	1,052,179
3.00%, 10/20/40 to 08/20/44 (a)(b)	812,026	855,838
4.50%, 05/15/41 (b)(i)	2,364,846	2,601,712
2.50%, 07/20/42 (a)(b)	97,163	100,067
3.00%, 12/20/42 to 03/15/43 (b)(i)	5,698,032	5,866,106
3.50%, 04/20/43 to 01/20/44 (b)(i)	5,724,046	6,024,965
4.00%, 09/15/43 (b)(i)	2,942,913	3,198,223
		307,772,939
Total Mortgage-Backed Securities
(Cost $383,180,281)		392,837,002

Corporate Bonds 23.3% of net assets
Finance 7.6%
Banking 5.2%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	413,634
3.05%, 08/23/18	200,000	208,181
2.35%, 09/10/19	250,000	253,223
American Express Co.
6.15%, 08/28/17	250,000	278,730
7.00%, 03/19/18 (i)	300,000	346,717
6.80%, 09/01/66 (a)(b)(i)	500,000	528,438
American Express Credit Corp.
2.80%, 09/19/16	500,000	514,484
1.13%, 06/05/17	250,000	249,952
2.25%, 08/15/19	250,000	252,330
Bank of America Corp.
6.50%, 08/01/16	750,000	804,475
5.30%, 03/15/17	1,500,000	1,610,958
6.88%, 04/25/18	450,000	516,053
5.65%, 05/01/18 (i)	400,000	444,619
6.88%, 11/15/18	750,000	875,192
2.65%, 04/01/19	750,000	763,822
5.88%, 01/05/21	500,000	585,028
5.00%, 05/13/21	900,000	1,018,104
3.30%, 01/11/23	500,000	508,073
4.00%, 04/01/24	1,000,000	1,057,572
6.00%, 10/15/36 (i)	1,250,000	1,604,486
4.88%, 04/01/44	200,000	230,173
Bank of Montreal
2.50%, 01/11/17	500,000	513,745
Barclays Bank PLC
5.00%, 09/22/16 (i)	150,000	159,041
6.75%, 05/22/19	300,000	355,404
BB&T Corp.
3.95%, 03/22/22 (b)(i)	1,000,000	1,068,628
BNP Paribas S.A.
3.60%, 02/23/16	300,000	308,092
5.00%, 01/15/21 (i)	250,000	284,548
3.25%, 03/03/23	250,000	257,708
BPCE S.A.
2.50%, 12/10/18	500,000	508,516
2.50%, 07/15/19	1,000,000	1,015,590
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	496,189
2.40%, 09/05/19 (b)	500,000	502,205
3.38%, 02/15/23	250,000	252,228
Capital One Financial Corp.
4.75%, 07/15/21	1,000,000	1,118,188
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
1.70%, 07/25/16	300,000	302,090
4.45%, 01/10/17	1,500,000	1,582,434
6.00%, 08/15/17	200,000	220,712
2.40%, 02/18/20	300,000	299,237
4.05%, 07/30/22	1,500,000	1,565,149
6.13%, 08/25/36	500,000	605,412
5.88%, 01/30/42	500,000	646,421
6.68%, 09/13/43	250,000	333,264
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	501,109
5.40%, 01/14/20	250,000	281,402
Deutsche Bank AG
6.00%, 09/01/17	450,000	499,946
3.70%, 05/30/24	100,000	104,976
Fifth Third Bancorp
8.25%, 03/01/38	200,000	302,990
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,226
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	636,830
HSBC Holdings PLC
4.00%, 03/30/22	500,000	540,189
7.63%, 05/17/32	150,000	205,425
6.50%, 09/15/37	200,000	258,861
JPMorgan Chase & Co.
1.13%, 02/26/16	250,000	250,721
3.15%, 07/05/16	500,000	514,002
6.00%, 01/15/18	1,000,000	1,120,642
2.25%, 01/23/20 (b)	300,000	298,555
4.25%, 10/15/20 (i)	1,500,000	1,640,602
3.25%, 09/23/22	1,000,000	1,023,119
3.20%, 01/25/23	500,000	509,204
3.13%, 01/23/25 (b)	750,000	742,944
6.40%, 05/15/38	300,000	401,364
5.50%, 10/15/40	100,000	122,011
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	554,692
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,248
Lloyds Bank PLC
4.20%, 03/28/17	500,000	530,276
2.30%, 11/27/18	300,000	305,411
6.38%, 01/21/21	500,000	605,349
Lloyds Banking Group PLC
4.50%, 11/04/24	1,000,000	1,046,928
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,563
Morgan Stanley
5.45%, 01/09/17	1,500,000	1,609,698
6.63%, 04/01/18	200,000	227,657
7.30%, 05/13/19	250,000	298,895
2.38%, 07/23/19	2,750,000	2,768,870
4.10%, 05/22/23	1,000,000	1,034,045
5.00%, 11/24/25	250,000	275,817
6.25%, 08/09/26	750,000	931,153
4.30%, 01/27/45	1,000,000	1,022,390
National City Bank
5.80%, 06/07/17	500,000	546,809
National City Corp.
6.88%, 05/15/19	100,000	117,894
Rabobank Nederland
3.38%, 01/19/17	350,000	364,777
4.63%, 12/01/23	100,000	109,456
See financial notes    39

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	497,495
Royal Bank of Canada
1.25%, 06/16/17	250,000	250,260
2.20%, 07/27/18	500,000	510,584
2.15%, 03/15/19	1,000,000	1,011,025
State Street Corp.
2.88%, 03/07/16	350,000	358,120
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	300,000	308,562
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	361,751
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	509,775
The Bank of Nova Scotia
1.38%, 07/15/16	600,000	606,195
4.38%, 01/13/21	500,000	553,088
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	231,130
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	806,014
6.25%, 09/01/17	1,000,000	1,112,528
5.95%, 01/18/18	600,000	669,245
2.38%, 01/22/18	300,000	305,607
6.15%, 04/01/18	500,000	562,251
7.50%, 02/15/19	1,000,000	1,195,554
5.75%, 01/24/22	750,000	877,644
3.63%, 01/22/23	500,000	517,985
3.85%, 07/08/24 (b)	1,000,000	1,045,972
5.95%, 01/15/27	450,000	531,908
6.75%, 10/01/37	600,000	777,635
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	521,081
The Royal Bank of Scotland PLC
4.38%, 03/16/16	500,000	517,730
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	498,498
2.13%, 07/02/19	500,000	505,799
UBS AG
5.88%, 12/20/17	850,000	949,801
5.75%, 04/25/18	1,000,000	1,121,156
2.38%, 08/14/19	1,000,000	1,012,681
US Bancorp
2.20%, 11/15/16 (b)	250,000	255,658
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,011,340
Wells Fargo & Co.
1.40%, 09/08/17	150,000	150,760
5.63%, 12/11/17 (i)	700,000	779,369
3.45%, 02/13/23	800,000	816,922
3.30%, 09/09/24	1,000,000	1,028,286
5.38%, 02/07/35	500,000	607,511
5.38%, 11/02/43	625,000	742,808
		72,597,819
Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	340,939
3.50%, 03/18/24	1,000,000	1,048,479
Jefferies Group LLC
5.13%, 04/13/18	250,000	264,553
5.13%, 01/20/23	100,000	105,996
6.45%, 06/08/27	75,000	83,227
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	239,276
		2,082,470
Finance Company 0.5%
GATX Corp.
5.20%, 03/15/44 (b)	150,000	167,348
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	272,813
General Electric Capital Corp.
1.50%, 07/12/16	500,000	505,328
5.40%, 02/15/17	500,000	542,788
2.30%, 04/27/17	500,000	513,626
5.63%, 09/15/17	200,000	221,895
5.63%, 05/01/18	650,000	731,155
2.30%, 01/14/19	250,000	256,765
2.20%, 01/09/20 (b)	500,000	505,323
4.38%, 09/16/20	300,000	333,657
5.30%, 02/11/21	150,000	173,037
6.75%, 03/15/32	300,000	417,031
5.88%, 01/14/38	250,000	325,444
6.88%, 01/10/39	150,000	218,473
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	1,000,000	1,021,500
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	228,000
Synchrony Financial
3.75%, 08/15/21 (b)	250,000	259,229
4.25%, 08/15/24 (b)	250,000	262,298
		6,955,710
Insurance 1.2%
ACE INA Holdings, Inc.
5.80%, 03/15/18	250,000	281,829
2.70%, 03/13/23	500,000	496,188
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	268,431
Aflac, Inc.
3.63%, 06/15/23	250,000	264,067
3.63%, 11/15/24	500,000	526,680
American International Group, Inc.
5.60%, 10/18/16 (i)	925,000	991,509
6.40%, 12/15/20	59,000	71,968
3.88%, 01/15/35 (b)	800,000	808,498
6.25%, 05/01/36	250,000	326,457
8.18%, 05/15/68 (a)(b)	100,000	139,000
Anthem, Inc.
2.25%, 08/15/19	300,000	301,078
3.30%, 01/15/23	500,000	513,369
3.50%, 08/15/24 (b)	250,000	258,830
5.10%, 01/15/44	200,000	233,161
4.65%, 08/15/44 (b)	500,000	554,714
Assurant, Inc.
6.75%, 02/15/34	200,000	254,038
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,130,740
4.25%, 01/15/21 (i)	500,000	559,163
Cigna Corp.
2.75%, 11/15/16 (i)	450,000	462,190
5.38%, 02/15/42 (b)	150,000	184,648
CNA Financial Corp.
7.35%, 11/15/19	325,000	391,685
40    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lincoln National Corp.
4.00%, 09/01/23	200,000	213,091
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	112,816
MetLife, Inc.
6.82%, 08/15/18	450,000	525,177
4.88%, 11/13/43	250,000	290,749
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	378,905
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	831,309
5.63%, 06/15/43 (a)(b)	250,000	265,625
The Allstate Corp.
4.50%, 06/15/43	200,000	228,164
The Chubb Corp.
6.00%, 05/11/37	100,000	132,272
The Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	225,577
6.00%, 01/15/19	100,000	114,140
5.13%, 04/15/22	1,000,000	1,152,010
6.10%, 10/01/41	500,000	649,008
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	349,172
6.75%, 06/20/36	150,000	212,739
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,878
2.75%, 02/15/23 (b)	150,000	151,858
5.80%, 03/15/36	350,000	447,308
Voya Financial, Inc.
2.90%, 02/15/18	200,000	205,893
5.50%, 07/15/22	500,000	578,563
		16,183,497
Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	173,281
3.80%, 02/01/24 (b)	150,000	156,683
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	253,710
DDR Corp.
3.63%, 02/01/25 (b)	500,000	500,531
Digital Realty Trust LP
5.88%, 02/01/20 (g)	250,000	281,904
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	428,833
3.75%, 12/01/24 (b)	100,000	102,643
ERP Operating LP
4.63%, 12/15/21 (b)	500,000	556,104
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	524,526
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	150,000	162,634
HCP, Inc.
6.70%, 01/30/18	400,000	454,410
3.40%, 02/01/25 (b)	200,000	196,738
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	214,423
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	205,176
4.25%, 08/15/29 (b)	300,000	311,810
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimco Realty Corp.
5.78%, 03/15/16	500,000	523,390
4.30%, 02/01/18 (b)	250,000	267,714
3.20%, 05/01/21 (b)	150,000	152,880
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	685,750
ProLogis LP
2.75%, 02/15/19 (b)	150,000	153,182
4.25%, 08/15/23 (b)	200,000	214,801
Regency Centers LP
4.80%, 04/15/21	150,000	165,198
Simon Property Group LP
2.80%, 01/30/17 (b)	200,000	205,935
2.75%, 02/01/23 (b)	500,000	494,330
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	109,504
4.25%, 03/01/22 (b)	350,000	373,085
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	248,440
		8,117,615
		105,937,111
Industrial 13.9%
Basic Industry 1.2%
Agrium, Inc.
6.75%, 01/15/19	250,000	290,649
3.15%, 10/01/22 (b)	300,000	300,463
3.38%, 03/15/25 (b)	500,000	499,078
6.13%, 01/15/41 (b)	300,000	375,484
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	346,997
3.65%, 07/15/24 (b)	300,000	309,838
Barrick Gold Corp.
6.95%, 04/01/19	500,000	580,220
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	521,164
5.75%, 05/01/43	500,000	531,683
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	250,000	269,264
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	734,572
4.13%, 02/24/42 (i)	250,000	262,415
CF Industries, Inc.
7.13%, 05/01/20 (i)	150,000	180,994
Domtar Corp.
10.75%, 06/01/17	250,000	294,346
4.40%, 04/01/22 (b)	100,000	103,965
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	103,524
3.80%, 03/15/25 (b)	250,000	260,666
Ecolab, Inc.
3.00%, 12/08/16	200,000	206,524
2.25%, 01/12/20	100,000	100,459
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20 (b)	975,000	1,035,323
6.75%, 02/01/22 (b)	228,000	241,110
Glencore Canada Corp.
6.20%, 06/15/35	250,000	264,172
International Paper Co.
7.50%, 08/15/21	250,000	315,084
7.30%, 11/15/39	300,000	404,413
See financial notes    41

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinross Gold Corp.
5.13%, 09/01/21 (b)	150,000	152,169
5.95%, 03/15/24 (b)	150,000	150,342
Lubrizol Corp.
8.88%, 02/01/19	200,000	249,600
LYB International Finance BV
4.00%, 07/15/23	150,000	159,004
5.25%, 07/15/43	500,000	566,421
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	552,179
Monsanto Co.
2.75%, 04/15/16	100,000	102,143
4.20%, 07/15/34 (b)	750,000	810,871
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	234,718
Packaging Corp of America
3.90%, 06/15/22 (b)	100,000	103,535
Packaging Corp. of America
3.65%, 09/15/24 (b)	250,000	250,171
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	263,592
7.13%, 07/15/28	200,000	269,000
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	250,000	252,348
4.75%, 03/22/42 (b)	500,000	559,572
Rock-Tenn Co.
4.45%, 03/01/19	250,000	267,872
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	292,666
The Dow Chemical Co.
4.25%, 11/15/20 (b)	1,000,000	1,096,832
7.38%, 11/01/29	325,000	446,547
4.25%, 10/01/34 (b)	150,000	154,296
The Mosaic Co.
4.25%, 11/15/23 (b)	150,000	162,382
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	159,092
Vale Overseas Ltd.
6.25%, 01/23/17	400,000	425,844
4.38%, 01/11/22 (g)	375,000	366,360
Vale S.A.
5.63%, 09/11/42	250,000	224,550
		16,804,513
Capital Goods 1.1%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	701,218
7.15%, 02/15/19	500,000	597,999
Caterpillar, Inc.
3.80%, 08/15/42	250,000	252,122
Deere & Co.
5.38%, 10/16/29	550,000	675,639
Eaton Corp.
1.50%, 11/02/17	200,000	200,919
2.75%, 11/02/22	1,250,000	1,261,909
4.00%, 11/02/32	150,000	155,928
General Electric Co.
5.25%, 12/06/17	500,000	555,026
2.70%, 10/09/22	500,000	510,645
3.38%, 03/11/24	150,000	159,395
4.13%, 10/09/42	250,000	267,454
4.50%, 03/11/44	250,000	284,281
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Honeywell International, Inc.
5.00%, 02/15/19	150,000	168,668
5.38%, 03/01/41	250,000	321,612
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/18	150,000	174,089
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	200,000	200,095
John Deere Capital Corp.
1.55%, 12/15/17	500,000	505,180
1.70%, 01/15/20	150,000	147,959
Joy Global, Inc.
6.00%, 11/15/16	150,000	161,382
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	276,302
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	262,370
5.50%, 11/15/39	100,000	124,883
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	350,462
Owens Corning
4.20%, 12/15/22 (b)	500,000	525,807
Raytheon Co.
3.13%, 10/15/20	200,000	208,215
4.88%, 10/15/40	150,000	173,735
Republic Services, Inc.
3.80%, 05/15/18	300,000	317,220
4.75%, 05/15/23 (b)	500,000	563,277
Textron, Inc.
7.25%, 10/01/19	500,000	595,035
5.95%, 09/21/21 (b)	750,000	876,064
The Boeing Co.
3.75%, 11/20/16	300,000	315,279
6.88%, 03/15/39 (i)	100,000	149,350
3.50%, 03/01/45 (b)	250,000	248,472
United Technologies Corp.
1.80%, 06/01/17	250,000	255,410
6.13%, 02/01/19	500,000	584,659
3.10%, 06/01/22	750,000	782,319
4.50%, 06/01/42	700,000	779,727
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	300,000	300,305
		14,990,411
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	593,022
4.00%, 10/01/23	300,000	323,093
6.40%, 12/15/35	250,000	332,707
6.15%, 03/01/37	450,000	581,052
America Movil, S.A.B. de CV
2.38%, 09/08/16	500,000	508,575
5.00%, 10/16/19 (i)	200,000	224,960
6.13%, 03/30/40	500,000	635,970
4.38%, 07/16/42	300,000	307,365
American Tower Corp.
3.40%, 02/15/19	500,000	512,550
5.00%, 02/15/24	500,000	546,460
AT&T, Inc.
0.90%, 02/12/16	500,000	500,101
3.00%, 02/15/22 (i)	350,000	347,121
6.15%, 09/15/34	300,000	357,202
5.35%, 09/01/40	250,000	267,295
42    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.55%, 08/15/41	100,000	109,369
4.80%, 06/15/44 (b)	600,000	609,152
CBS Corp.
5.75%, 04/15/20 (i)	275,000	315,729
3.50%, 01/15/25 (b)	500,000	504,203
4.90%, 08/15/44 (b)	100,000	105,713
4.60%, 01/15/45 (b)	500,000	507,821
Comcast Corp.
5.90%, 03/15/16	600,000	632,435
5.70%, 07/01/19	200,000	231,274
3.38%, 02/15/25 (b)	100,000	104,636
6.50%, 11/15/35	175,000	242,494
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	468,162
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	510,148
5.20%, 03/15/20	500,000	562,817
3.80%, 03/15/22	500,000	517,261
4.45%, 04/01/24 (b)	150,000	160,372
3.95%, 01/15/25 (b)	250,000	257,260
6.00%, 08/15/40 (b)	350,000	396,064
Discovery Communications LLC
3.45%, 03/15/25 (b)	500,000	500,554
Grupo Televisa S.A.B.
6.00%, 05/15/18	1,000,000	1,121,750
5.00%, 05/13/45	400,000	419,104
Historic TW, Inc.
6.88%, 06/15/18	500,000	579,897
NBCUniversal Media LLC
5.15%, 04/30/20	250,000	288,061
5.95%, 04/01/41	150,000	197,873
4.45%, 01/15/43	250,000	273,089
Omnicom Group, Inc.
4.45%, 08/15/20	750,000	825,858
3.65%, 11/01/24 (b)	250,000	258,938
Orange S.A.
2.75%, 02/06/19	150,000	154,769
9.00%, 03/01/31 (a)	200,000	307,798
5.38%, 01/13/42	100,000	116,085
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	963,838
Qwest Corp.
6.75%, 12/01/21	300,000	346,678
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	399,241
TCI Communication, Inc.
7.13%, 02/15/28	350,000	482,467
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	350,000	373,518
5.13%, 04/27/20	100,000	113,188
5.46%, 02/16/21	500,000	573,960
7.05%, 06/20/36	100,000	136,941
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	1,250,000	1,415,200
The Walt Disney Co.
5.63%, 09/15/16	300,000	323,204
4.13%, 12/01/41	100,000	109,087
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	654,495
8.25%, 04/01/19	200,000	244,506
4.50%, 09/15/42 (b)	250,000	250,661
Time Warner Entertainment Co. LP
8.38%, 07/15/33	350,000	505,504
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Time Warner, Inc.
2.10%, 06/01/19	300,000	301,823
4.88%, 03/15/20	400,000	449,580
3.55%, 06/01/24 (b)	250,000	259,856
6.50%, 11/15/36	250,000	326,519
4.65%, 06/01/44 (b)	500,000	543,150
Verizon Communications, Inc.
2.50%, 09/15/16	206,000	210,750
1.35%, 06/09/17	250,000	250,146
3.65%, 09/14/18	350,000	371,156
4.50%, 09/15/20	1,000,000	1,100,816
3.00%, 11/01/21 (b)	200,000	202,535
5.15%, 09/15/23	500,000	573,819
4.15%, 03/15/24 (b)	200,000	215,095
3.50%, 11/01/24 (b)	200,000	205,000
7.75%, 12/01/30	250,000	355,562
6.40%, 09/15/33	500,000	634,429
4.40%, 11/01/34 (b)	1,500,000	1,534,116
5.85%, 09/15/35	650,000	775,252
6.55%, 09/15/43	1,000,000	1,316,188
Viacom, Inc.
2.50%, 12/15/16	300,000	306,963
4.25%, 09/01/23 (b)	150,000	156,723
Vodafone Group PLC
6.15%, 02/27/37	250,000	304,294
		34,602,419
Consumer Cyclical 1.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	1,000,000	994,463
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	195,552
3.80%, 12/05/24 (b)	250,000	262,903
4.95%, 12/05/44 (b)	500,000	539,088
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	536,428
CVS Health Corp.
6.13%, 08/15/16	1,000,000	1,074,672
2.25%, 08/12/19 (b)	250,000	254,222
4.75%, 05/18/20 (b)	350,000	396,614
2.75%, 12/01/22 (b)	1,000,000	1,007,314
3.38%, 08/12/24 (b)	250,000	260,821
Delphi Corp.
6.13%, 05/15/21 (b)	700,000	763,106
4.15%, 03/15/24 (b)	500,000	527,840
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	285,858
Ford Motor Co.
7.45%, 07/16/31	100,000	140,046
4.75%, 01/15/43	500,000	552,500
Ford Motor Credit Co. LLC
6.63%, 08/15/17	750,000	838,864
2.15%, 01/09/18	500,000	505,769
5.00%, 05/15/18	350,000	382,949
4.25%, 09/20/22	350,000	380,652
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	311,253
4.63%, 07/02/44 (b)	300,000	325,242
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	155,865
4.65%, 04/15/42 (b)	100,000	113,731
See financial notes    43

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	258,779
5.13%, 01/15/42 (b)	250,000	279,448
Marriott International, Inc.
6.20%, 06/15/16	167,000	177,083
3.00%, 03/01/19 (b)	200,000	206,560
3.13%, 10/15/21 (b)	200,000	204,594
McDonald's Corp.
2.63%, 01/15/22	200,000	202,617
3.70%, 02/15/42	200,000	195,548
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	197,474
3.63%, 05/01/43 (b)	100,000	100,728
Nordstrom, Inc.
6.25%, 01/15/18	100,000	112,911
QVC, Inc.
5.45%, 08/15/34 (b)	300,000	298,102
Starbucks Corp.
6.25%, 08/15/17	500,000	559,757
3.85%, 10/01/23 (b)	300,000	326,482
Starwood Hotels & Resorts Worldwide, Inc.
4.50%, 10/01/34 (b)	250,000	258,664
Target Corp.
3.50%, 07/01/24	400,000	427,007
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	114,484
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	163,027
5.88%, 12/16/36	500,000	661,359
4.88%, 02/15/44 (b)	150,000	179,266
Toyota Motor Credit Corp.
1.25%, 10/05/17	250,000	250,931
3.40%, 09/15/21	100,000	107,200
VF Corp.
6.45%, 11/01/37	50,000	68,711
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	339,863
3.25%, 10/25/20	500,000	536,783
5.88%, 04/05/27	275,000	361,799
5.25%, 09/01/35	1,100,000	1,361,823
6.50%, 08/15/37	150,000	211,845
6.20%, 04/15/38	350,000	478,891
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	1,000,000	1,043,074
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	281,153
		20,771,715
Consumer Non-Cyclical 3.2%
AbbVie, Inc.
2.00%, 11/06/18	500,000	502,492
4.40%, 11/06/42	300,000	316,687
Altria Group, Inc.
9.70%, 11/10/18	111,000	142,903
4.75%, 05/05/21	150,000	167,410
2.85%, 08/09/22	200,000	200,042
4.00%, 01/31/24	600,000	643,821
5.38%, 01/31/44	500,000	591,861
AmerisourceBergen Corp.
4.88%, 11/15/19	250,000	277,972
3.50%, 11/15/21 (b)	500,000	525,195
3.25%, 03/01/25 (b)	500,000	506,196
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amgen, Inc.
2.50%, 11/15/16 (i)	250,000	256,151
5.70%, 02/01/19 (i)	500,000	569,820
3.63%, 05/15/22 (b)	150,000	157,698
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	150,878
2.15%, 02/01/19	300,000	304,231
3.70%, 02/01/24	300,000	318,313
4.63%, 02/01/44	650,000	704,783
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	352,619
5.00%, 04/15/20	450,000	511,675
4.38%, 02/15/21 (i)	150,000	166,241
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	167,998
AstraZeneca PLC
6.45%, 09/15/37	500,000	690,623
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	215,157
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	135,831
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	122,515
Cardinal Health, Inc.
3.20%, 06/15/22	500,000	507,260
3.20%, 03/15/23	250,000	255,037
4.60%, 03/15/43	500,000	542,026
Celgene Corp.
3.63%, 05/15/24 (b)	1,000,000	1,046,583
4.63%, 05/15/44 (b)	1,000,000	1,096,436
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	724,000	715,186
4.65%, 01/25/43 (b)	165,000	166,448
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	447,348
Delhaize Group S.A.
5.70%, 10/01/40	953,000	1,038,020
Diageo Capital PLC
5.75%, 10/23/17	1,000,000	1,113,734
1.13%, 04/29/18	100,000	98,963
2.63%, 04/29/23 (b)	1,000,000	992,592
5.88%, 09/30/36	150,000	193,635
3.88%, 04/29/43 (b)	250,000	249,645
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	780,186
Eli Lilly & Co.
3.70%, 03/01/45 (b)(h)	500,000	499,670
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	256,841
2.25%, 06/15/19	500,000	500,709
4.75%, 11/15/21	450,000	502,803
Forest Laboratories, Inc.
4.88%, 02/15/21 (c)	500,000	546,161
General Mills, Inc.
5.65%, 02/15/19	500,000	566,252
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	500,000	556,608
3.50%, 02/01/25 (b)	500,000	524,785
5.65%, 12/01/41 (b)	1,000,000	1,267,846
4.50%, 02/01/45 (b)	500,000	554,650
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	545,450
Hasbro, Inc.
6.30%, 09/15/17	100,000	110,890
44    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	115,646
4.85%, 05/15/41	200,000	244,178
Kellogg Co.
7.45%, 04/01/31	250,000	328,519
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	560,648
7.50%, 11/01/18	325,000	393,150
5.30%, 03/01/41	200,000	251,072
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	341,033
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	444,098
3.50%, 06/06/22	1,000,000	1,031,251
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,010
6.88%, 05/01/20	100,000	119,046
McKesson Corp.
2.28%, 03/15/19	650,000	655,483
3.80%, 03/15/24 (b)	500,000	530,664
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	258,561
3.63%, 03/15/24 (b)	650,000	690,110
4.63%, 03/15/45 (c)	250,000	284,163
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	765,988
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	227,345
Molson Coors Brewing Co.
3.50%, 05/01/22 (g)	100,000	102,634
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	201,026
Mylan, Inc.
1.80%, 06/24/16	200,000	201,358
2.60%, 06/24/18	300,000	304,953
4.20%, 11/29/23 (b)	350,000	370,574
5.40%, 11/29/43 (b)	200,000	228,491
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	150,643
4.70%, 08/15/20	200,000	217,599
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	204,983
4.50%, 01/15/20	250,000	279,752
4.88%, 11/01/40	500,000	576,523
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	519,091
Pfizer, Inc.
6.20%, 03/15/19	500,000	584,104
7.20%, 03/15/39	250,000	371,102
Philip Morris International, Inc.
1.13%, 08/21/17	600,000	600,530
4.50%, 03/26/20	350,000	391,383
2.50%, 08/22/22	500,000	497,071
6.38%, 05/16/38	250,000	336,973
Quest Diagnostics, Inc.
6.40%, 07/01/17	500,000	555,231
4.70%, 04/01/21	750,000	822,289
Reynolds American, Inc.
3.25%, 11/01/22	100,000	99,885
4.75%, 11/01/42	150,000	152,710
Sanofi
2.63%, 03/29/16	800,000	818,116
1.25%, 04/10/18	250,000	249,941
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	13,000	16,625
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	96,168
The Coca-Cola Co.
3.15%, 11/15/20 (i)	200,000	212,271
2.50%, 04/01/23	750,000	750,466
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	106,285
5.40%, 07/15/40 (b)	50,000	59,104
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	447,495
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	102,212
4.15%, 02/01/24 (b)	300,000	322,614
5.30%, 02/01/44 (b)	300,000	356,452
Unilever Capital Corp.
4.25%, 02/10/21	700,000	783,757
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	483,422
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	102,442
		44,393,116
Energy 2.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	279,995
6.45%, 09/15/36 (i)	100,000	127,957
Apache Corp.
5.10%, 09/01/40 (b)	250,000	267,745
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	118,767
BP Capital Markets PLC
1.85%, 05/05/17 (i)	200,000	202,785
2.24%, 05/10/19	500,000	504,030
2.32%, 02/13/20	250,000	251,166
4.50%, 10/01/20	500,000	552,972
3.56%, 11/01/21	600,000	631,473
3.25%, 05/06/22	500,000	514,135
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	201,125
5.60%, 10/15/44 (b)	300,000	296,841
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	271,564
3.90%, 02/01/25 (b)	500,000	508,356
5.85%, 02/01/35	250,000	278,165
6.25%, 03/15/38	200,000	236,850
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	130,934
Chevron Corp.
3.19%, 06/24/23 (b)	500,000	522,955
Continental Resources, Inc.
5.00%, 09/15/22 (b)	250,000	247,813
4.90%, 06/01/44 (b)	100,000	92,364
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	304,400
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	449,617
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (b)	450,000	465,105
El Paso Pipeline Partners Operating Co., LLC
4.70%, 11/01/42 (b)	100,000	94,835
Enbridge, Inc.
4.00%, 10/01/23 (b)	1,000,000	1,016,938
4.50%, 06/10/44 (b)	100,000	93,469
See financial notes    45

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Encana Corp.
6.50%, 05/15/19	400,000	454,386
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	228,205
5.20%, 02/01/22 (b)	500,000	551,141
6.63%, 10/15/36	200,000	241,341
6.50%, 02/01/42 (b)	300,000	359,905
5.15%, 02/01/43 (b)	150,000	157,055
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	373,011
5.05%, 04/01/45 (b)	150,000	158,016
Ensco PLC
4.70%, 03/15/21	350,000	360,084
4.50%, 10/01/24 (b)	150,000	147,287
5.75%, 10/01/44 (b)(g)	850,000	888,093
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	100,000	101,222
3.90%, 02/15/24 (b)	100,000	105,616
3.75%, 02/15/25 (b)	500,000	520,375
6.65%, 10/15/34	250,000	331,159
4.85%, 03/15/44 (b)	900,000	1,002,652
EOG Resources, Inc.
5.63%, 06/01/19	500,000	566,435
2.45%, 04/01/20 (b)	300,000	302,505
2.63%, 03/15/23 (b)	500,000	495,461
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	302,629
7.45%, 09/15/39	225,000	325,015
Hess Corp.
8.13%, 02/15/19	300,000	359,736
7.30%, 08/15/31 (i)	300,000	377,783
5.60%, 02/15/41	100,000	111,269
Husky Energy, Inc.
7.25%, 12/15/19	163,000	192,793
4.00%, 04/15/24 (b)	1,000,000	1,014,736
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	313,642
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	468,806
6.95%, 01/15/38	500,000	608,309
5.00%, 08/15/42 (b)	200,000	201,530
5.40%, 09/01/44 (b)	100,000	106,437
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)	250,000	252,657
4.30%, 06/01/25 (b)	250,000	261,330
5.55%, 06/01/45 (b)	200,000	215,513
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	248,643
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	195,710
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	500,000	510,831
6.50%, 03/01/41 (b)	250,000	307,878
MPLX LP
4.00%, 02/15/25 (b)	250,000	254,094
Nabors Industries, Inc.
2.35%, 09/15/16	200,000	200,588
6.15%, 02/15/18	450,000	472,323
5.10%, 09/15/23 (b)	300,000	286,763
Nexen Energy ULC
6.20%, 07/30/19	125,000	143,756
5.88%, 03/10/35	300,000	350,855
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	360,822
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Noble Energy, Inc.
8.25%, 03/01/19	100,000	120,302
6.00%, 03/01/41 (b)	400,000	466,033
Noble Holding International Ltd.
3.95%, 03/15/22	500,000	449,839
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	208,367
Phillips 66
5.88%, 05/01/42	150,000	183,132
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	504,844
4.68%, 02/15/45 (b)	100,000	102,375
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,190,980
Plains All American Pipeline LP
5.75%, 01/15/20	500,000	568,452
Pride International, Inc.
7.88%, 08/15/40	250,000	307,978
Shell International Finance BV
5.20%, 03/22/17	500,000	543,106
3.63%, 08/21/42	500,000	496,713
Southern Natural Gas Co., LLC
5.90%, 04/01/17 (c)(i)	150,000	162,074
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	309,801
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	566,246
5.95%, 12/01/34	250,000	302,873
6.50%, 06/15/38	500,000	649,948
The Williams Cos., Inc.
7.88%, 09/01/21	200,000	226,398
4.55%, 06/24/24 (b)	500,000	490,797
8.75%, 03/15/32 (a)	350,000	413,179
Tosco Corp.
7.80%, 01/01/27	750,000	1,058,549
Total Capital International S.A.
3.75%, 04/10/24	150,000	160,917
Total Capital S.A.
2.30%, 03/15/16	150,000	152,766
4.13%, 01/28/21	350,000	385,561
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	187,845
Valero Energy Corp.
9.38%, 03/15/19	250,000	313,270
10.50%, 03/15/39	200,000	331,549
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	454,981
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	100,266
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	154,903
		36,014,797
Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	297,121
Technology 1.3%
Amphenol Corp.
1.55%, 09/15/17	300,000	300,788
3.13%, 09/15/21 (b)	600,000	610,739
46    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Apple, Inc.
0.45%, 05/03/16	100,000	100,100
1.00%, 05/03/18	200,000	198,498
2.40%, 05/03/23	300,000	297,645
3.85%, 05/03/43	100,000	101,323
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	512,577
4.50%, 03/01/23 (b)	500,000	523,093
Broadcom Corp.
3.50%, 08/01/24 (b)	300,000	307,788
4.50%, 08/01/34 (b)	850,000	913,827
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	734,085
4.45%, 01/15/20 (i)	500,000	559,830
3.63%, 03/04/24	500,000	541,237
5.90%, 02/15/39	150,000	195,216
EMC Corp.
2.65%, 06/01/20	1,000,000	1,017,931
3.38%, 06/01/23 (b)	500,000	508,361
Fiserv, Inc.
3.13%, 06/15/16	250,000	256,697
Google, Inc.
3.38%, 02/25/24	300,000	320,320
Harris Corp.
6.15%, 12/15/40	150,000	184,155
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	308,515
2.75%, 01/14/19	200,000	204,984
3.75%, 12/01/20	550,000	578,571
4.65%, 12/09/21	350,000	384,097
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	261,507
4.95%, 12/15/24 (b)	150,000	154,399
Intel Corp.
1.95%, 10/01/16	250,000	255,209
3.30%, 10/01/21	400,000	424,336
4.80%, 10/01/41	150,000	168,384
International Business Machines Corp.
5.70%, 09/14/17	400,000	446,559
7.63%, 10/15/18 (i)	700,000	847,017
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	370,316
Microsoft Corp.
5.30%, 02/08/41	500,000	622,687
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	501,847
NetApp, Inc.
2.00%, 12/15/17	1,000,000	1,007,601
3.38%, 06/15/21 (b)	350,000	357,187
Oracle Corp.
3.40%, 07/08/24 (b)	250,000	264,511
4.30%, 07/08/34 (b)	250,000	272,596
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	208,257
Seagate HDD Cayman
3.75%, 11/15/18	500,000	511,289
4.75%, 06/01/23	250,000	266,717
4.75%, 01/01/25 (c)	750,000	795,497
5.75%, 12/01/34 (b)(c)	250,000	274,840
Xerox Corp.
2.75%, 03/15/19	400,000	404,966
2.75%, 09/01/20	250,000	250,088
		18,326,187
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transportation 0.5%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/27	646,633	682,198
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	317,177
4.45%, 03/15/43 (b)	250,000	268,970
4.55%, 09/01/44 (b)	300,000	327,451
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	256,235
6.20%, 06/01/36	100,000	135,239
4.50%, 11/07/43 (b)	100,000	114,001
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	276,748
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	279,750	300,032
CSX Corp.
3.70%, 10/30/20 (b)	250,000	268,117
4.10%, 03/15/44 (b)	200,000	206,738
FedEx Corp.
2.63%, 08/01/22	200,000	200,511
3.88%, 08/01/42	200,000	195,754
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	346,762
2.90%, 02/15/23 (b)	250,000	251,486
4.84%, 10/01/41	100,000	114,996
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	202,171
Southwest Airlines Co.
2.75%, 11/06/19 (b)	300,000	304,865
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	841,909
3.65%, 02/15/24 (b)	250,000	270,626
6.63%, 02/01/29	250,000	344,792
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	250,904
6.20%, 01/15/38	150,000	204,017
4.88%, 11/15/40 (b)	250,000	296,666
		6,978,365
		193,178,644
Utilities 1.8%
Electric 1.7%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	404,431
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,250,000	1,257,001
Appalachian Power Co.
6.38%, 04/01/36 (i)	650,000	863,601
7.00%, 04/01/38 (i)	400,000	574,058
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	250,355
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	533,198
6.50%, 09/15/37	500,000	689,700
CMS Energy Corp.
4.70%, 03/31/43 (b)	1,500,000	1,701,402
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	508,932
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	423,180
See financial notes    47

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	529,147
3.95%, 05/15/43 (b)	400,000	428,857
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	494,743
5.25%, 08/01/33 (b)	500,000	588,935
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	162,393
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,967
6.45%, 10/15/32	350,000	469,497
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	267,388
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	835,914
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	600,000	668,945
Eversource Energy
3.15%, 01/15/25 (b)	500,000	500,776
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	300,000	318,224
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	400,000	404,071
5.60%, 06/15/42 (b)	300,000	346,689
Florida Power & Light Co.
6.20%, 06/01/36	500,000	692,045
Georgia Power Co.
4.75%, 09/01/40	350,000	406,935
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	630,300
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (i)	500,000	512,751
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	208,700
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	800,000	802,747
Oncor Electric Delivery Co., LLC
4.55%, 12/01/41 (b)	500,000	578,922
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	209,843
6.05%, 03/01/34	300,000	394,685
5.80%, 03/01/37	400,000	508,228
Pacificorp
5.50%, 01/15/19	150,000	170,474
6.00%, 01/15/39	500,000	679,931
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	198,628
PSEG Power LLC
5.13%, 04/15/20	150,000	167,596
8.63%, 04/15/31	500,000	732,845
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	291,045
Sempra Energy
3.55%, 06/15/24 (b)	150,000	156,552
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	212,467
Southern California Edison Co.
5.50%, 08/15/18	250,000	282,574
The Southern Co.
2.15%, 09/01/19 (b)	200,000	201,122
TransAlta Corp.
6.65%, 05/15/18	100,000	110,374
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	213,948
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	108,960
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	350,880
4.80%, 09/15/41 (b)	750,000	870,088
		23,025,044
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	650,000	700,907
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	266,859
4.66%, 02/01/44 (b)	150,000	175,142
Sempra Energy
6.15%, 06/15/18	500,000	566,867
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	106,057
		1,815,832
		24,840,876
Total Corporate Bonds
(Cost $309,439,935)		323,956,631

U.S. Government and Government Agencies 39.0% of net assets
U.S. Government Agency Securities 3.3%
Fannie Mae
2.38%, 04/11/16	1,000,000	1,022,293
1.25%, 09/28/16	3,000,000	3,033,759
5.38%, 06/12/17 (i)	1,000,000	1,108,177
1.20%, 07/17/17 (b)	1,000,000	1,000,105
1.00%, 09/27/17	4,850,000	4,859,613
1.50%, 10/17/19 (b)	3,000,000	2,973,630
1.55%, 10/29/19 (b)	1,600,000	1,585,387
1.75%, 11/26/19	1,500,000	1,512,456
2.25%, 10/17/22 (b)	1,500,000	1,465,056
6.63%, 11/15/30 (i)	500,000	747,430
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	539,749
Federal Home Loan Bank
5.38%, 05/18/16	1,000,000	1,059,803
0.38%, 06/24/16	1,500,000	1,499,031
1.00%, 06/21/17	450,000	452,132
1.00%, 08/09/17 (b)	100,000	100,005
1.00%, 11/09/17 (b)	1,000,000	995,006
5.00%, 11/17/17	750,000	830,564
5.38%, 05/15/19	500,000	580,863
1.88%, 12/09/22 (i)	3,500,000	3,407,393
5.50%, 07/15/36	500,000	698,586
Freddie Mac
2.00%, 08/25/16	1,000,000	1,022,456
0.88%, 10/14/16	2,250,000	2,260,055
1.00%, 09/29/17	2,500,000	2,505,695
0.88%, 03/07/18 (i)	5,500,000	5,470,069
4.88%, 06/13/18	1,000,000	1,118,354
1.38%, 05/01/20	1,250,000	1,234,084
2.38%, 01/13/22	1,500,000	1,546,809
Tennessee Valley Authority
3.88%, 02/15/21	340,000	377,426
4.65%, 06/15/35	1,000,000	1,230,454
		46,236,440
48    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 35.7%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,082,812
8.13%, 08/15/19	1,000,000	1,291,484
6.00%, 02/15/26 (i)	3,500,000	4,857,069
6.50%, 11/15/26	1,000,000	1,456,328
6.63%, 02/15/27	1,000,000	1,475,312
6.38%, 08/15/27	1,000,000	1,460,859
6.13%, 11/15/27	400,000	574,750
5.25%, 11/15/28	3,500,000	4,746,056
5.25%, 02/15/29 (i)	2,000,000	2,719,062
5.38%, 02/15/31	2,000,000	2,820,000
5.00%, 05/15/37	500,000	719,649
4.25%, 05/15/39	1,000,000	1,311,250
4.38%, 11/15/39	1,000,000	1,337,422
4.63%, 02/15/40	2,000,000	2,772,344
4.38%, 05/15/40	1,750,000	2,346,367
3.88%, 08/15/40 (i)	2,300,000	2,873,024
4.25%, 11/15/40	1,650,000	2,182,899
4.75%, 02/15/41	1,450,000	2,063,305
4.38%, 05/15/41	1,250,000	1,691,015
3.75%, 08/15/41	2,000,000	2,462,812
3.13%, 11/15/41	3,785,000	4,191,297
3.13%, 02/15/42	2,230,000	2,465,892
3.00%, 05/15/42	1,000,000	1,080,938
2.75%, 08/15/42	2,025,000	2,084,326
2.75%, 11/15/42	2,000,000	2,056,718
3.13%, 02/15/43	1,000,000	1,104,375
2.88%, 05/15/43	3,000,000	3,162,186
3.63%, 08/15/43	3,000,000	3,628,359
3.75%, 11/15/43	1,000,000	1,236,641
3.63%, 02/15/44	3,000,000	3,630,234
3.38%, 05/15/44	3,500,000	4,055,625
3.13%, 08/15/44	1,000,000	1,107,891
3.00%, 11/15/44	6,000,000	6,497,814
2.50%, 02/15/45	3,000,000	2,938,359
U.S. Treasury Notes
0.38%, 03/15/16	4,000,000	4,003,752
0.38%, 03/31/16	5,000,000	5,004,690
0.25%, 04/15/16 (i)	8,000,000	7,995,624
0.38%, 04/30/16	6,000,000	6,002,814
2.63%, 04/30/16	1,000,000	1,026,562
0.25%, 05/15/16	4,500,000	4,494,024
5.13%, 05/15/16	1,000,000	1,057,109
3.25%, 05/31/16	1,000,000	1,035,781
0.50%, 06/15/16	3,000,000	3,003,984
0.50%, 06/30/16	3,000,000	3,003,750
1.50%, 06/30/16	2,000,000	2,028,906
3.25%, 06/30/16	1,000,000	1,037,734
0.63%, 07/15/16	4,000,000	4,011,248
0.50%, 07/31/16	3,000,000	3,003,516
1.50%, 07/31/16	1,000,000	1,014,922
3.25%, 07/31/16	1,850,000	1,924,000
0.63%, 08/15/16	1,500,000	1,503,750
4.88%, 08/15/16	1,000,000	1,064,141
1.00%, 08/31/16	1,500,000	1,512,071
3.00%, 08/31/16	2,100,000	2,180,226
0.88%, 09/15/16	3,000,000	3,018,048
0.50%, 09/30/16	5,500,000	5,501,716
1.00%, 09/30/16	3,000,000	3,024,843
3.00%, 09/30/16	1,000,000	1,039,766
1.00%, 10/31/16	2,000,000	2,016,250
4.63%, 11/15/16	1,000,000	1,069,375
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 11/30/16	2,000,000	2,011,562
2.75%, 11/30/16 (i)	5,000,000	5,191,795
0.63%, 12/31/16	5,250,000	5,256,153
0.88%, 12/31/16	3,750,000	3,771,971
0.75%, 01/15/17	3,000,000	3,010,077
0.50%, 01/31/17	2,000,000	1,996,406
0.88%, 01/31/17	3,000,000	3,015,936
3.13%, 01/31/17 (i)	3,700,000	3,879,221
0.50%, 02/28/17	10,500,000	10,475,388
0.88%, 02/28/17	7,750,000	7,787,541
0.75%, 03/15/17	5,500,000	5,512,892
1.00%, 03/31/17	2,000,000	2,014,062
3.25%, 03/31/17	2,000,000	2,107,188
0.88%, 04/30/17	3,000,000	3,011,484
3.13%, 04/30/17 (i)	5,250,000	5,523,572
0.88%, 05/15/17	3,000,000	3,011,016
4.50%, 05/15/17	3,000,000	3,248,202
0.63%, 05/31/17	2,500,000	2,494,140
0.75%, 06/30/17	3,000,000	2,998,359
0.88%, 07/15/17	2,000,000	2,004,376
0.50%, 07/31/17	4,000,000	3,970,624
2.38%, 07/31/17	3,500,000	3,632,069
0.63%, 08/31/17	6,500,000	6,463,944
1.88%, 08/31/17	2,000,000	2,051,562
1.00%, 09/15/17	5,000,000	5,018,360
0.63%, 09/30/17	1,000,000	993,438
0.75%, 10/31/17	3,000,000	2,987,343
4.25%, 11/15/17	3,000,000	3,267,423
0.63%, 11/30/17	7,500,000	7,437,307
0.75%, 12/31/17	5,000,000	4,970,310
0.88%, 01/15/18	3,900,000	3,889,033
2.63%, 01/31/18	2,000,000	2,093,750
3.50%, 02/15/18	1,000,000	1,072,891
0.75%, 03/31/18	3,000,000	2,972,343
2.88%, 03/31/18	2,500,000	2,637,890
3.88%, 05/15/18	2,500,000	2,720,897
1.00%, 05/31/18	1,000,000	996,406
1.38%, 07/31/18	1,500,000	1,510,430
4.00%, 08/15/18	2,000,000	2,194,062
1.50%, 08/31/18	3,000,000	3,031,173
1.38%, 09/30/18	4,000,000	4,022,500
1.25%, 10/31/18	1,000,000	1,000,156
1.75%, 10/31/18	4,000,000	4,072,500
3.75%, 11/15/18	3,000,000	3,274,923
1.25%, 11/30/18	6,000,000	5,997,654
1.38%, 11/30/18	3,000,000	3,012,657
1.38%, 12/31/18	5,000,000	5,015,235
1.50%, 01/31/19	2,000,000	2,014,218
2.75%, 02/15/19	1,500,000	1,584,024
1.50%, 02/28/19	4,500,000	4,530,235
1.50%, 03/31/19	2,000,000	2,011,406
1.63%, 03/31/19	5,000,000	5,054,295
1.63%, 04/30/19	1,500,000	1,515,821
3.13%, 05/15/19	3,000,000	3,212,814
1.50%, 05/31/19	3,000,000	3,014,064
1.00%, 06/30/19	1,500,000	1,474,337
1.63%, 06/30/19	3,000,000	3,027,891
1.63%, 07/31/19	2,500,000	2,521,095
3.63%, 08/15/19	3,000,000	3,287,109
1.00%, 08/31/19	2,000,000	1,961,406
1.63%, 08/31/19	3,500,000	3,528,983
1.75%, 09/30/19	5,500,000	5,570,900
1.50%, 10/31/19	2,500,000	2,503,125
3.38%, 11/15/19	3,000,000	3,261,798
1.00%, 11/30/19	1,500,000	1,466,718
See financial notes    49

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 11/30/19	6,150,000	6,155,283
1.63%, 12/31/19	9,250,000	9,307,091
3.63%, 02/15/20 (i)	5,000,000	5,513,280
1.13%, 04/30/20	1,000,000	979,609
1.38%, 05/31/20	1,000,000	990,938
1.88%, 06/30/20	1,550,000	1,574,946
2.00%, 07/31/20	3,000,000	3,064,686
2.63%, 08/15/20 (i)	2,000,000	2,107,500
2.00%, 09/30/20	1,000,000	1,020,000
2.63%, 11/15/20	4,000,000	4,210,624
2.00%, 11/30/20	1,000,000	1,018,438
2.38%, 12/31/20	6,250,000	6,493,650
2.13%, 01/31/21	2,000,000	2,048,594
3.63%, 02/15/21	2,000,000	2,219,532
2.00%, 02/28/21	2,850,000	2,897,427
2.25%, 04/30/21	2,500,000	2,575,780
3.13%, 05/15/21 (i)	6,600,000	7,141,405
2.00%, 05/31/21	2,000,000	2,029,688
2.13%, 06/30/21	1,000,000	1,022,188
2.25%, 07/31/21	1,200,000	1,235,531
2.13%, 08/15/21 (i)	1,000,000	1,021,797
2.00%, 08/31/21	2,000,000	2,027,032
2.00%, 10/31/21	2,000,000	2,025,312
2.00%, 11/15/21	5,750,000	5,826,366
1.88%, 11/30/21	8,250,000	8,286,094
1.50%, 01/31/22	5,750,000	5,632,303
2.00%, 02/15/22	3,000,000	3,039,375
1.75%, 05/15/22	1,250,000	1,243,653
1.63%, 08/15/22	3,000,000	2,954,766
1.63%, 11/15/22	2,500,000	2,457,423
2.00%, 02/15/23	3,000,000	3,026,952
1.75%, 05/15/23	4,250,000	4,197,869
2.50%, 08/15/23	2,500,000	2,614,452
2.50%, 05/15/24	1,000,000	1,043,359
2.38%, 08/15/24	6,000,000	6,194,532
2.25%, 11/15/24	3,250,000	3,318,809
2.00%, 02/15/25	4,000,000	3,999,688
		495,747,508
Total U.S. Government and Government Agencies
(Cost $524,701,367)		541,983,948

Commercial Mortgage-Backed Securities 2.0% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(i)	933,967	996,760
Series 2007-2 Class A4
5.63%, 04/10/49 (a)(b)	1,600,000	1,700,247
Series 2007-4 Class A4
5.75%, 02/10/51 (a)(b)	2,311,248	2,513,768
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	413,454
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	496,786
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,666,612
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 Class AM
5.47%, 02/15/39 (a)(b)	650,000	672,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	728,776
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	267,100	269,178
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,025,769
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	837,723	869,078
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	196,710
Series K022 Class A2
2.36%, 07/25/22 (b)	410,000	412,211
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	203,887
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,419,268
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	306,634
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	100,000	106,891
Series K030 Class A1
2.78%, 09/25/22 (b)	186,610	193,811
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,616,734
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	400,865
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(i)	800,000	848,810
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	4,400,000	4,588,641
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 Class AJ
5.35%, 12/15/44 (a)(b)(i)	1,025,000	1,055,629
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	824,923
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.31%, 01/12/44 (a)(b)	700,000	721,406
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A2
3.09%, 08/15/46 (b)	400,000	417,137
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	207,347
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,668,521
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	405,373
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	328,621
Total Commercial Mortgage-Backed Securities
(Cost $26,555,626)		27,276,763

Asset-Backed Obligations 0.5% of net assets
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	111,037
50    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,640,044
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	701,119
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	941,939
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,530,592
Discover Card Execution Note Trust
Series 2014-A3 Class A3
1.22%, 10/15/19 (b)	400,000	400,852
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	200,000	197,936
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	149,878
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	82,967	82,969
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	100,000	99,909
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	630,000	628,941
Series 2013-C Class A4
1.55%, 03/15/19 (b)	100,000	100,815
Mercedes Benz Auto Lease Trust
Series 2013-B Class A4
0.76%, 07/15/19 (b)	100,000	100,025
Nissan Auto Receivables Owner Trust
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	199,820
Volkswagen Auto Loan Enhanced Trust
Series 2012-2 Class A4
0.66%, 03/20/19 (b)	400,000	398,452
Total Asset-Backed Obligations
(Cost $7,309,026)		7,284,328

Foreign Securities 5.2% of net assets
Foreign Agencies 1.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	434,944
1.13%, 05/29/18	250,000	248,725
		683,669
Brazil 0.2%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	434,145
4.38%, 05/20/23	500,000	412,800
5.63%, 05/20/43	500,000	401,615
Petrobras International Finance Co., S.A.
5.75%, 01/20/20	700,000	647,479
5.38%, 01/27/21	500,000	452,390
		2,348,429
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/16/16 (d)	3,000,000	3,063,798
2.00%, 06/01/16 (d)	900,000	916,846
0.50%, 07/15/16 (d)	350,000	349,973
4.88%, 01/17/17 (d)	850,000	915,693
4.38%, 03/15/18 (d)	500,000	547,548
4.50%, 07/16/18 (d)	1,250,000	1,382,810
4.00%, 01/27/20 (d)	550,000	612,081
2.75%, 09/08/20 (d)	750,000	791,794
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,202
1.88%, 09/17/18 (d)	1,000,000	1,019,946
		9,749,691
Japan 0.1%
Japan Finance Corp.
2.25%, 07/13/16	300,000	306,421
1.75%, 07/31/18	500,000	504,633
		811,054
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/23/20 (c)	500,000	510,250
5.50%, 01/21/21	500,000	551,250
3.50%, 01/30/23	250,000	245,550
6.63%, 06/15/35	1,000,000	1,155,650
6.50%, 06/02/41	200,000	226,476
5.50%, 06/27/44	500,000	510,000
5.63%, 01/23/46 (c)	750,000	771,000
		3,970,176
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	209,508
7.75%, 06/15/23	100,000	133,753
3.70%, 03/01/24	600,000	642,578
5.10%, 08/17/40	250,000	300,729
		1,286,568
Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	629,291
2.88%, 01/21/25	750,000	753,735
The Korea Development Bank
4.00%, 09/09/16	1,000,000	1,041,762
3.00%, 09/14/22	1,250,000	1,274,386
		3,699,174
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	746,804
		23,295,565
See financial notes    51

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foreign Local Government 0.4%
Canada 0.4%
Province of British Columbia
2.00%, 10/23/22	400,000	397,295
Province of Manitoba
1.13%, 06/01/18	500,000	496,586
Province of Ontario
1.00%, 07/22/16	300,000	301,543
4.00%, 10/07/19	400,000	440,067
4.40%, 04/14/20 (i)	1,725,000	1,942,812
Province of Quebec
5.13%, 11/14/16	150,000	161,064
3.50%, 07/29/20	1,000,000	1,079,273
7.50%, 09/15/29	650,000	981,075
		5,799,715
Sovereign 1.5%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17 (i)	500,000	537,500
5.88%, 01/15/19	250,000	276,250
4.88%, 01/22/21	250,000	262,500
8.88%, 04/15/24 (i)	200,000	262,000
4.25%, 01/07/25	200,000	193,250
5.63%, 01/07/41	500,000	502,500
		2,034,000
Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	657,000
3.63%, 10/30/42	200,000	198,000
		855,000
Colombia 0.2%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	209,000
7.38%, 09/18/37	650,000	893,750
5.63%, 02/26/44 (b)	500,000	575,000
5.00%, 06/15/45 (b)	650,000	686,563
		2,364,313
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	545,273
6.88%, 09/27/23	250,000	324,595
		869,868
Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	540,750
3.50%, 01/21/21	350,000	366,625
3.63%, 03/15/22	1,000,000	1,045,000
6.75%, 09/27/34	750,000	1,023,750
6.05%, 01/11/40	1,000,000	1,265,000
		4,241,125
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.0%
Republic of Panama
5.20%, 01/30/20	100,000	112,000
4.00%, 09/22/24 (b)	300,000	317,250
6.70%, 01/26/36	200,000	265,750
		695,000
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	780,000
Philippines 0.2%
Republic of the Philippines
4.20%, 01/21/24	750,000	836,250
5.00%, 01/13/37	500,000	603,750
3.95%, 01/20/40	1,096,000	1,160,390
		2,600,390
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	855,218
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	301,900
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	576,050
5.88%, 09/16/25	500,000	577,500
		1,153,550
Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,116,850
5.63%, 03/30/21	1,000,000	1,100,508
7.38%, 02/05/25	500,000	622,580
6.88%, 03/17/36	500,000	621,725
4.88%, 04/16/43	250,000	249,017
		3,710,680
		20,461,044
Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	350,000	357,524
0.88%, 05/15/17	400,000	400,076
Asian Development Bank
2.50%, 03/15/16 (i)	750,000	765,829
5.59%, 07/16/18	500,000	565,349
1.50%, 01/22/20	500,000	498,559
2.00%, 01/22/25	750,000	743,877
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	511,321
1.00%, 02/16/17	400,000	402,818
0.75%, 09/01/17	300,000	298,816
52    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
European Investment Bank
2.50%, 05/16/16	1,000,000	1,024,424
5.13%, 05/30/17	1,250,000	1,367,487
1.00%, 06/15/18	2,000,000	1,985,904
1.88%, 03/15/19	1,000,000	1,017,791
2.88%, 09/15/20	600,000	637,433
3.25%, 01/29/24	1,750,000	1,921,516
Inter-American Development Bank
0.63%, 09/12/16	750,000	749,374
1.13%, 03/15/17	1,000,000	1,007,804
0.88%, 03/15/18	350,000	347,341
3.88%, 09/17/19	500,000	551,362
4.38%, 01/24/44	250,000	317,341
International Bank for Reconstruction & Development
2.13%, 03/15/16	800,000	814,863
0.88%, 04/17/17	2,000,000	2,008,808
1.63%, 02/10/22	1,000,000	981,319
2.13%, 02/13/23	500,000	514,877
4.75%, 02/15/35	500,000	645,779
International Finance Corp.
2.25%, 04/11/16	500,000	510,018
1.13%, 11/23/16	750,000	754,579
1.75%, 09/04/18	350,000	354,636
1.75%, 09/16/19	350,000	352,801
Nordic Investment Bank
0.50%, 04/14/16	750,000	750,449
		23,160,075
Total Foreign Securities
(Cost $71,261,711)		72,716,399

Municipal Bonds 1.0% of net assets
Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49 (i)	750,000	1,087,162
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	744,590
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,517,710
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	259,195
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	300,000	474,975
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	113,998
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	378,600
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	940,611
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,385,000	1,560,022
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	411,935
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	807,825
GO Bonds Series 2003
4.95%, 06/01/23	130,000	137,851
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	300,000	303,066
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	787,965
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	133,533
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	245,152
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	496,450
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	152,980
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	293,232
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	286,158
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	204,716
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	294,348
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	126,914
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	708,528
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	401,277
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	486,767
Total Municipal Bonds
(Cost $11,932,063)		13,355,560
Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets
Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	6,891,831	6,891,831
See financial notes    53

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	1,600,750	1,600,750
Total Other Investment Companies
(Cost $8,492,581)		8,492,581
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 6.4% of net assets
U.S. Government Agency Securities 6.4%
Federal Home Loan Bank
0.03%, 03/04/15 (f)	45,000,000	44,999,955
0.04%, 03/11/15 (f)	20,000,000	19,999,940
0.04%, 03/13/15 (f)	9,000,000	8,999,880
0.04%, 03/13/15 (f)	5,000,000	5,000,078
0.04%, 03/18/15 (f)	10,000,000	9,999,960
Total Short-Term Investments
(Cost $88,999,278)		88,999,813

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $1,432,308,394 and the unrealized appreciation and depreciation were $46,372,731 and ($1,778,100), respectively, with a net unrealized appreciation of $44,594,631.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,566,448 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $1,555,711.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$392,837,002	$—	$392,837,002
Corporate Bonds[1]	—	323,956,631	—	323,956,631
U.S. Government and Government Agencies[1]	—	541,983,948	—	541,983,948
Commercial Mortgage-Backed Securities	—	27,276,763	—	27,276,763
Asset-Backed Obligations	—	7,284,328	—	7,284,328
Foreign Securities[1]	—	72,716,399	—	72,716,399
Municipal Bonds[1]	—	13,355,560	—	13,355,560
Other Investment Companies[1]	8,492,581	—	—	8,492,581
Short-Term Investments[1]	—	88,999,813	—	88,999,813
Total	$8,492,581	$1,468,410,444	$—	$1,476,903,025
[1]	As categorized in Portfolio Holdings.
54    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Accrued Discounts (Premiums)	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 28, 2015
Corporate Bonds	$679,049	$—	$—	$—	$—	$—	$—	($679,049)	$—
Total	$679,049	$—	$—	$—	$—	$—	$—	($679,049)	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 2. Transfers from Level 3 to Level 2 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques, which utilize significant observable inputs. There were no transfers between any other Levels for the period ended February 28, 2015.
See financial notes    55

Schwab Total Bond Market Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $1,430,271,118) including securities on loan of $1,555,711		$1,475,302,275
Collateral invested for securities on loan, at value (cost $1,600,750)	+	1,600,750
Total investments, at value (cost $1,431,871,868)		1,476,903,025
Cash		698,209
Receivables:
Investments sold		11,786,223
Fund shares sold		24,384,946
Interest		7,924,493
Income from securities on loan		1,288
Foreign tax reclaims		570
Prepaid expenses	+	4,407
Total assets		1,521,703,161
Liabilities
Collateral held for securities on loan		1,600,750
Payables:
Investments bought		41,242,461
Investments bought - Delayed-delivery		87,443,781
Investment adviser and administrator fees		1,188
Shareholder service fees		54,533
Fund shares redeemed		256,771
Distributions to shareholders		175,371
Accrued expenses	+	86,440
Total liabilities		130,861,295
Net Assets
Total assets		1,521,703,161
Total liabilities	–	130,861,295
Net assets		$1,390,841,866
Net Assets by Source
Capital received from investors		1,463,511,277
Distributions in excess of net investment income		(852,203)
Net realized capital losses		(116,848,365)
Net unrealized capital appreciation		45,031,157

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,390,841,866		144,126,977		$9.65

56    See financial notes

Schwab Total Bond Market Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Interest		$14,556,161
Securities on loan	+	3,077
Total investment income		14,559,238
Expenses
Investment adviser and administrator fees		1,552,310
Shareholder service fees		1,530,517
Portfolio accounting fees		103,839
Custodian fees		39,287
Professional fees		31,082
Registration fees		16,172
Shareholder reports		16,028
Transfer agent fees		13,681
Settlement and interest expense		8,814
Independent trustees' fees		7,374
Other expenses	+	8,935
Total expenses		3,328,039
Expense reduction by CSIM and its affiliates	–	1,534,468
Net expenses	–	1,793,571
Net investment income		12,765,667
Realized and Unrealized Gains (Losses)
Net realized gains on investments		3,775,590
Net change in unrealized appreciation (depreciation) on investments	+	12,567,866
Net realized and unrealized gains		16,343,456
Increase in net assets resulting from operations		$29,109,123
See financial notes    57

Schwab Total Bond Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$12,765,667	$20,575,481
Net realized gains		3,775,590	7,951,294
Net change in unrealized appreciation (depreciation)	+	12,567,866	22,800,858
Increase in net assets from operations		29,109,123	51,327,633
Distributions to shareholders
Distributions from net investment income		($13,617,870)	($21,989,219)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,270,155	$441,494,113	25,703,245	$241,046,767
Shares reinvested		1,289,253	12,371,357	2,018,292	19,007,634
Shares redeemed	+	(10,343,862)	(99,371,952)	(16,408,856)	(153,755,448)
Net transactions in fund shares		37,215,546	$354,493,518	11,312,681	$106,298,953
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,911,431	$1,020,857,095	95,598,750	$885,219,728
Total increase	+	37,215,546	369,984,771	11,312,681	135,637,367
End of period		144,126,977	$1,390,841,866	106,911,431	$1,020,857,095
Distributions in excess of net investment income			($852,203)		$—
58    See financial notes

Schwab GNMA Fund™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	10.15	9.93	10.61	10.63	10.40	10.06
Income (loss) from investment operations:
Net investment income (loss)	0.08 [1]	0.18	0.08	0.19	0.23	0.29
Net realized and unrealized gains (losses)	0.11	0.31	(0.45)	0.21	0.37	0.40
Total from investment operations	0.19	0.49	(0.37)	0.40	0.60	0.69
Less distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.29)	(0.28)	(0.31)	(0.35)
Distributions from net realized gains	–	–	(0.02)	(0.14)	(0.06)	–
Total distributions	(0.13)	(0.27)	(0.31)	(0.42)	(0.37)	(0.35)
Net asset value at end of period	10.21	10.15	9.93	10.61	10.63	10.40
Total return (%)	1.86 [2]	5.04	(3.55)	3.87	5.95	7.00
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.56 [3],[4]	0.57 [4]	0.57 [4]	0.55	0.55	0.55
Gross operating expenses	0.65 [3]	0.66	0.62	0.60	0.61	0.63
Net investment income (loss)	1.65 [3]	1.89	1.34	1.76	2.24	2.66
Portfolio turnover rate[5]	197 [2]	481	401	567	641	264
Net assets, end of period ($ x 1,000,000)	304	289	363	638	506	578

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
4
The expense ratio would have been 0.55%, if settlement expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
See financial notes    59

Schwab GNMA Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
109.8%	Mortgage-Backed Securities	327,365,615	333,453,146
0.8%	Other Investment Company	2,367,707	2,367,707
10.9%	Short-Term Investments	32,999,686	32,999,921
121.5%	Total Investments	362,733,008	368,820,774
(7.0)%	TBA Sale Commitments	(21,062,344)	(21,229,375)
(14.5)%	Other Assets and Liabilities, Net		(44,026,779)
100.0%	Net Assets		303,564,620

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 109.8% of net assets
TBA Securities 20.4%
Ginnie Mae TBA
2.50%, 04/01/45 (b)(e)	1,500,000	1,480,195
3.00%, 03/01/45 to 04/01/45 (b)(e)	38,500,000	39,507,106
3.50%, 04/01/45 (b)(e)	17,000,000	17,803,106
4.00%, 03/01/45 (b)(e)	2,000,000	2,126,719
4.50%, 03/01/45 (b)(e)	1,000,000	1,084,531
		62,001,657
U.S. Government Agency Mortgages 89.4%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	219,816	247,998
5.49%, 09/01/29 to 09/01/31 (b)(f)	100,281	113,186
5.50%, 09/01/17 (b)(f)	45,627	47,412
5.81%, 12/01/31 (b)(f)	70,147	79,325
6.50%, 04/01/31 (b)(f)	116,765	129,069
7.17%, 11/01/30 (b)(f)	10,837	10,877
Fannie Mae REMICs
1.50%, 11/25/17 (b)	16,367	16,364
4.00%, 04/25/18 to 02/25/23 (b)	552,267	557,374
4.50%, 01/25/30 to 11/25/36 (b)	353,455	363,497
5.00%, 02/25/19 to 11/25/33 (b)	1,101,934	1,116,007
5.50%, 09/25/34 (b)	107,706	109,023
7.00%, 09/25/22 (b)(f)	66,061	73,323
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac REMICs
2.00%, 07/15/20 (b)(f)	346,836	348,500
3.00%, 08/15/19 to 07/15/27 (b)	356,893	361,737
3.00%, 12/15/40 (b)(f)	783,767	790,873
3.50%, 03/15/28 (b)(f)	2,545,082	2,582,155
3.50%, 10/15/28 (b)	156,648	159,590
4.00%, 11/15/23 (b)(f)	252,354	255,075
4.00%, 07/15/24 to 10/15/27 (b)	684,272	697,602
4.50%, 09/15/35 (b)	40,614	40,841
5.00%, 05/15/34 (b)	10,355	10,405
5.50%, 08/15/35 (b)	188,016	190,277
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)(f)	436,861	459,500
2.00%, 07/20/28 (b)(f)	172,973	172,498
2.13%, 08/20/33 (a)(b)(f)	78,248	78,979
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,492,974	1,542,010
2.50%, 08/15/27 (b)	365,722	378,703
3.00%, 02/15/26 to 07/20/44 (b)(f)	15,001,431	15,521,873
3.50%, 02/20/16 (a)(b)(f)	8,413	8,513
3.50%, 01/15/26 to 08/20/44 (b)(f)	26,420,531	27,826,895
3.50%, 01/20/27 to 01/20/45 (b)	33,515,802	35,303,473
4.00%, 06/20/20 to 01/20/45 (b)	31,807,454	33,961,525
4.00%, 12/15/24 to 07/20/44 (b)(f)	6,846,987	7,301,411
4.50%, 12/15/17 to 10/20/44 (b)(f)	28,626,337	31,343,057
4.50%, 08/20/19 to 10/20/40 (b)	3,460,874	3,827,949
5.00%, 11/15/17 to 04/20/40 (b)(f)	30,936,474	34,783,342
5.00%, 08/15/18 to 09/15/40 (b)	2,245,225	2,527,500
5.50%, 04/15/17 to 07/15/34 (b)(f)	12,760,743	14,586,442
5.50%, 05/15/22 to 11/15/34 (b)	1,356,737	1,529,035
6.00%, 05/15/16 to 06/20/37 (b)(f)	1,015,228	1,132,258
6.00%, 01/15/29 to 10/15/37 (b)	77,037	88,285
6.50%, 07/15/16 to 07/15/31 (b)(f)	135,336	156,450
6.50%, 10/15/23 (b)	10,317	11,308
7.00%, 09/20/16 to 05/15/17 (b)(f)	7,498	7,594
Ginnie Mae REMICs
2.00%, 03/20/36 to 08/20/36 (b)	462,314	465,684
2.25%, 03/20/36 (b)	652,573	657,066
3.00%, 01/20/31 to 12/20/34 (b)	304,314	306,118
3.50%, 05/20/35 to 04/20/37 (b)	340,817	346,970
4.00%, 02/20/32 (b)(f)	1,028	1,028
4.00%, 02/20/37 to 08/20/38 (b)	275,793	281,300
4.26%, 10/20/43 (a)(b)(f)	18,083,338	19,681,733
4.50%, 08/20/32 to 08/20/36 (b)	1,688,360	1,714,922
5.00%, 09/20/31 to 04/16/38 (b)	1,504,343	1,539,004
5.50%, 09/16/32 to 03/20/35 (b)	290,894	295,060
5.66%, 12/20/37 (a)(b)(f)	14,007,882	15,778,878
6.46%, 08/20/34 (a)(b)(f)	8,017,602	9,534,616
		271,451,489
Total Mortgage-Backed Securities
(Cost $327,365,615)		333,453,146
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets
Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,367,707	2,367,707
Total Other Investment Company
(Cost $2,367,707)		2,367,707
60    See financial notes

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 10.9% of net assets
U.S. Government Agency Securities 10.9%
Federal Home Loan Bank
0.03%, 03/04/15 (d)	10,000,000	9,999,990
0.04%, 03/11/15 (d)	9,000,000	8,999,973
0.04%, 03/13/15 (d)	14,000,000	13,999,958
Total Short-Term Investments
(Cost $32,999,686)		32,999,921

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $362,896,778 and the unrealized appreciation and depreciation were $6,230,261 and ($306,265), respectively, with a net unrealized appreciation of $5,923,996.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 7.0% of net assets
U.S. Government Agency Mortgages 7.0%
Ginnie Mae TBA
5.00%, 03/01/45 (b)(e)	14,000,000	15,590,313
5.50%, 03/01/45 (b)(e)	5,000,000	5,639,062
Total TBA Sale Commitments
(Proceeds $21,062,344)		21,229,375
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit

See financial notes    61

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$333,453,146	$—	$333,453,146
Other Investment Company[1]	2,367,707	—	—	2,367,707
Short-Term Investments[1]	—	32,999,921	—	32,999,921
Total	$2,367,707	$366,453,067	$—	$368,820,774
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($21,229,375)	$—	($21,229,375)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
62    See financial notes

Schwab GNMA Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $362,733,008)		$368,820,774
Cash		10,648
Receivables:
Investments sold		18,980,533
Interest		1,005,684
Fund shares sold		395,322
TBA sale commitment		21,062,344
Prepaid expenses	+	849
Total assets		410,276,154
Liabilities
TBA sale commitments, at value (proceeds $21,062,344)		21,229,375
Payables:
Investments bought		9,418,123
Investments bought - Delayed-delivery		75,524,709
Investment adviser and administrator fees		11,646
Shareholder service fees		12,981
Fund shares redeemed		225,975
Distributions to shareholders		163,841
Interest for TBA sale commitments		59,583
Accrued expenses	+	65,301
Total liabilities		106,711,534
Net Assets
Total assets		410,276,154
Total liabilities	–	106,711,534
Net assets		$303,564,620
Net Assets by Source
Capital received from investors		304,885,138
Distributions in excess of net investment income		(1,319,013)
Net realized capital losses		(5,922,240)
Net unrealized capital appreciation		5,920,735

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$303,564,620		29,744,335		$10.21

See financial notes    63

Schwab GNMA Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Interest		$3,298,034*
Expenses
Investment adviser and administrator fees		446,320
Shareholder service fees		366,792
Portfolio accounting fees		36,620
Professional fees		24,609
Custodian fees		19,741
Settlement and interest expense		19,092*
Registration fees		15,322
Shareholder reports		13,805
Transfer agent fees		12,324
Independent trustees' fees		4,713
Other expenses	+	2,855
Total expenses		962,193
Expense reduction by CSIM and its affiliates	–	124,848
Net expenses	–	837,345
Net investment income		2,460,689
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,382,449
Net realized losses on TBA sale commitments	+	(129,180)
Net realized gains		2,253,269
Net change in unrealized appreciation (depreciation) on investments		901,145
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	(136,717)
Net change in unrealized appreciation (depreciation)	+	764,428
Net realized and unrealized gains		3,017,697
Increase in net assets resulting from operations		$5,478,386
*	Includes $18,637 in settlement income and $18,971 in settlement expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
64    See financial notes

Schwab GNMA Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$2,460,689	$5,739,555
Net realized gains		2,253,269	2,004,354
Net change in unrealized appreciation (depreciation)	+	764,428	7,113,334
Increase in net assets from operations		5,478,386	14,857,243
Distributions to shareholders
Distributions from net investment income		($3,774,532)	($8,325,822)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,974,853	$50,719,782	3,773,972	$37,939,257
Shares reinvested		263,533	2,686,456	577,594	5,811,156
Shares redeemed	+	(4,010,115)	(40,860,033)	(12,439,702)	(124,371,698)
Net transactions in fund shares		1,228,271	$12,546,205	(8,088,136)	($80,621,285)
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,516,064	$289,314,561	36,604,200	$363,404,425
Total increase (decrease)	+	1,228,271	14,250,059	(8,088,136)	(74,089,864)
End of period		29,744,335	$303,564,620	28,516,064	$289,314,561
Distributions in excess of net investment income			($1,319,013)		($5,170)
See financial notes    65

Schwab® Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	11.44	11.07	12.12	11.58	10.90	10.05
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.12)	0.27	0.19	0.23	0.46	0.23
Net realized and unrealized gains (losses)	0.04	0.33	(1.05)	0.66	0.62	0.77
Total from investment operations	(0.08)	0.60	(0.86)	0.89	1.08	1.00
Less distributions:
Distributions from net investment income	(0.15)	(0.23)	(0.18)	(0.33)	(0.40)	(0.15)
Distributions from net realized gains	(0.02)	–	(0.01)	(0.02)	–	–
Total distributions	(0.17)	(0.23)	(0.19)	(0.35)	(0.40)	(0.15)
Net asset value at end of period	11.19	11.44	11.07	12.12	11.58	10.90
Total return (%)	(0.68) [2]	5.44	(7.19)	7.84	10.20	9.93
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.13 [3],[4]	0.19	0.29 [5],[6]	0.29	0.45 [7]	0.50
Gross operating expenses	0.55 [3]	0.61	0.67	0.64	0.63	0.62
Net investment income (loss)	(2.13) [3]	2.43	1.61	1.97	4.14	2.16
Portfolio turnover rate	14 [2]	27	31	32	37	67
Net assets, end of period ($ x 1,000,000)	253	273	294	398	235	204

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.19%, if the fund had not reversed out proxy expenses recognized in prior years.
5
Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio.
6
The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
7
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
66    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.8%	U.S. Government Securities	237,453,554	252,978,036
0.8%	Other Investment Company	1,911,542	1,911,542
100.6%	Total Investments	239,365,096	254,889,578
(0.6)%	Other Assets and Liabilities, Net		(1,414,943)
100.0%	Net Assets		253,474,635

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.8% of net assets
U.S. Treasury Obligations 99.8%
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/16	10,648,512	10,773,313
2.50%, 07/15/16	5,184,408	5,461,463
2.38%, 01/15/17	4,496,539	4,775,459
0.13%, 04/15/17	11,983,320	12,204,292
2.63%, 07/15/17	3,855,061	4,194,808
1.63%, 01/15/18	4,070,587	4,337,739
0.13%, 04/15/18	13,322,677	13,572,477
1.38%, 07/15/18	4,014,515	4,295,531
2.13%, 01/15/19	3,734,558	4,106,856
0.13%, 04/15/19	13,196,282	13,416,924
1.88%, 07/15/19	4,243,588	4,677,241
1.38%, 01/15/20	5,146,910	5,559,486
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 07/15/20	7,908,865	8,563,798
1.13%, 01/15/21	9,046,366	9,713,536
0.63%, 07/15/21	9,603,361	10,068,548
0.13%, 01/15/22	10,599,752	10,699,071
0.13%, 07/15/22	10,932,825	11,052,430
0.13%, 01/15/23	10,983,720	11,042,043
0.38%, 07/15/23	10,894,229	11,188,700
0.63%, 01/15/24	10,868,645	11,347,517
0.13%, 07/15/24	10,680,328	10,703,717
0.25%, 01/15/25	3,917,715	3,953,210
2.38%, 01/15/25	7,030,921	8,544,749
2.00%, 01/15/26	5,121,343	6,088,815
2.38%, 01/15/27	4,120,371	5,106,047
1.75%, 01/15/28	4,109,824	4,820,701
3.63%, 04/15/28	3,473,360	4,915,881
2.50%, 01/15/29	3,979,591	5,099,487
3.88%, 04/15/29	4,225,928	6,228,637
3.38%, 04/15/32	1,604,974	2,362,570
2.13%, 02/15/40	2,175,384	2,929,633
2.13%, 02/15/41	2,766,934	3,765,189
0.75%, 02/15/42	4,867,395	4,973,893
0.63%, 02/15/43	3,592,670	3,553,941
1.38%, 02/15/44	5,439,702	6,463,073
0.75%, 02/15/45	2,362,984	2,417,261
Total U.S. Government Securities
(Cost $237,453,554)		252,978,036
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets
Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,911,542	1,911,542
Total Other Investment Company
(Cost $1,911,542)		1,911,542

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $241,410,214 and the unrealized appreciation and depreciation were $14,230,443 and ($751,079), respectively, with a net unrealized appreciation of $13,479,364.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$252,978,036	$—	$252,978,036
Other Investment Company[1]	1,911,542	—	—	1,911,542
Total	$1,911,542	$252,978,036	$—	$254,889,578
[1]	As categorized in Portfolio Holdings.
See financial notes    67

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
68    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $239,365,096)		$254,889,578
Receivables:
Fund shares sold		5,294,977
Interest		368,934
Due from investment adviser	+	4,548
Total assets		260,558,037
Liabilities
Payables:
Investments bought		6,828,607
Shareholder service fees		9,630
Fund shares redeemed		190,446
Accrued expenses	+	54,719
Total liabilities		7,083,402
Net Assets
Total assets		260,558,037
Total liabilities	–	7,083,402
Net assets		$253,474,635
Net Assets by Source
Capital received from investors		241,831,040
Distributions in excess of net investment income		(2,779,771)
Net realized capital losses		(1,101,116)
Net unrealized capital appreciation		15,524,482

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$253,474,635		22,651,064		$11.19

See financial notes    69

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income (Loss)
Interest		($2,606,451)*
Expenses
Investment adviser and administrator fees		390,987
Shareholder service fees		313,309
Portfolio accounting fees		27,332
Professional fees		18,121
Registration fees		12,751
Transfer agent fees		12,639
Shareholder reports		7,816
Independent trustees' fees		4,623
Custodian fees		3,648
Other expenses		1,080
Proxy fees	+	(76,563)**
Total expenses		715,743
Expense reduction by CSIM and its affiliates	–	544,681
Net expenses	–	171,062
Net investment loss		(2,777,513)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		852,975
Net change in unrealized appreciation (depreciation) on investments	+	(240,826)
Net realized and unrealized gains		612,149
Decrease in net assets resulting from operations		($2,165,364)
*	See financial note 2.
**	During previous fiscal years, actual proxy fees were less than the estimated expenses, which resulted in the fund reversing prior-year recognized expenses in the current year. This reduced the fund's expenses beyond the expense limitation.
70    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income (loss)		($2,777,513)	$6,528,320
Net realized gains		852,975	994,973
Net change in unrealized appreciation (depreciation)	+	(240,826)	6,676,669
Increase (decrease) in net assets from operations		(2,165,364)	14,199,962
Distributions to shareholders
Distributions from net investment income		(3,629,842)	(5,422,953)
Distributions from net realized gains	+	(442,836)	—
Total distributions		($4,072,678)	($5,422,953)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,807,563	$42,422,037	4,230,991	$47,410,130
Shares reinvested		300,652	3,331,220	359,026	4,010,683
Shares redeemed	+	(5,349,634)	(59,461,819)	(7,235,372)	(80,445,955)
Net transactions in fund shares		(1,241,419)	($13,708,562)	(2,645,355)	($29,025,142)
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,892,483	$273,421,239	26,537,838	$293,669,372
Total decrease	+	(1,241,419)	(19,946,604)	(2,645,355)	(20,248,133)
End of period		22,651,064	$253,474,635	23,892,483	$273,421,239
Distributions in excess of net investment income / Net investment income not yet distributed			($2,779,771)		$3,627,584
See financial notes    71

Schwab Bond Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Investments (organized October 26, 1990)	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund
Schwab Total Bond Market Fund	Schwab 1000 Index Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
72

Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income or loss on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds' use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
73

Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. The Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and Schwab GNMA Fund post and receive variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of February 28, 2015, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
74

Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
During the period ended February 28, 2015, the funds received and paid out the following amounts for agency mortgage-backed securities not received or delivered on a timely basis:
	Fail Charges Received	Fail Charges Paid
Schwab Short-Term Bond Market Fund	$—	$—
Schwab Intermediate-Term Bond Fund	2,886	2,869
Schwab Total Bond Market Fund	10,045	7,740
Schwab GNMA Fund	18,637	18,971
Schwab Treasury Inflation Protected Securities Index Fund	—	—
(g) Distributions to Shareholders:
The Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(l) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures,” was issued and is effective for interim and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder's investment in the funds will fluctuate, which means that the shareholder could lose money.
Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk. The funds' investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk. The funds' investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, and at times, it may be difficult to value such investments.
76

Schwab Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates - both increases and decreases - may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. The funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds' returns or as a substitute for a position or security.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%
The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of
77

Schwab Bond Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
0.29%	0.45%	0.29%	0.55%	0.19%
Schwab Total Bond Market Fund has paid legal expenses incurred in prior periods relating to the lawsuit discussed in note 9, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
For legal expenses incurred from the commencement of these lawsuits through June 30, 2011, the fund paid a total of $1,353,656 of which $1,304,150 has been waived by CSIM subject to recoupment in accordance with the provisions noted above. Any legal expenses incurred from July 1, 2011 through February 28, 2015 related to these lawsuits were paid by CSIM and/or its affiliates.
78

Schwab Bond Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2015, as applicable:
	Underlying Funds
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab MarketTrack Growth Portfolio	—%	—%	7.9%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	13.1%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	9.0%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.3%	—%
Schwab Target 2010 Fund	2.3%	0.5%	1.3%	1.6%
Schwab Target 2015 Fund	3.8%	0.9%	2.1%	2.7%
Schwab Target 2020 Fund	9.9%	4.2%	8.1%	4.8%
Schwab Target 2025 Fund	4.2%	2.7%	4.7%	0.8%
Schwab Target 2030 Fund	4.8%	4.4%	7.1%	—%
Schwab Target 2035 Fund	1.1%	1.3%	2.0%	—%
Schwab Target 2040 Fund	1.4%	2.1%	3.2%	—%
Schwab Target 2045 Fund	0.1%	0.1%	0.1%	—%
Schwab Target 2050 Fund	0.0%*	0.0%*	0.1%	—%
Schwab Target 2055 Fund	—%	0.0%*	0.0%*	—%
Schwab Monthly Income Fund — Moderate Payout	—%	2.7%	1.1%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	6.8%	2.8%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	4.4%	1.8%	—%
Schwab Balanced Fund	—%	6.9%	4.1%	—%
*	Less than 0.1%.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
79

Schwab Bond Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on the funds' Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities Transactions*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Short-Term Bond Market Fund	$96,131,219	$41,637,828	$137,769,047
Schwab Intermediate-Term Bond Fund	200,565,877	44,812,826	245,378,703
Schwab Total Bond Market Fund	681,546,624	178,366,699	859,913,323
Schwab GNMA Fund	668,024,001	—	668,024,001
Schwab Treasury Inflation Protected Securities Index Fund	36,012,435	—	36,012,435
	Sales/Maturities of Long-Term U.S. Government Securities Transactions*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Short-Term Bond Market Fund	$103,062,504	$45,909,072	$148,971,576
Schwab Intermediate-Term Bond Fund	195,848,500	38,977,957	234,826,457
Schwab Total Bond Market Fund	442,568,686	66,158,458	508,727,144
Schwab GNMA Fund	655,409,972	—	655,409,972
Schwab Treasury Inflation Protected Securities Index Fund	52,816,777	—	52,816,777
*	Includes securities guaranteed by U.S. Government Agencies.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
August 31, 2015	$4,664,327	$—	$—	$—	$—
August 31, 2016	2,401,090	—	—	—	—
August 31, 2017	30,633,553	—	86,609,947	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—
No expiration*	—	—	—	7,997,267	—
Total	$53,162,970	$—	$120,107,304	$7,997,267	$—
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such
80

Schwab Bond Funds
Financial Notes, unaudited (continued)
8. Federal Income Taxes (continued):
losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had capital losses deferred and capital loss carryforwards utilized as follows:
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
Deferred capital losses	$—	$—	$—	$—	$—
Capital loss carryforwards utilized	1,354,781	—	1,589,795	—	—
As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.
9. Legal Matters:
On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleged violations of state law and federal securities law in connection with the fund’s investment policy, named the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs sought unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. After proceedings before the U.S. District Court, all of the Plaintiffs’ claims were dismissed. Plaintiffs then appealed to the Ninth Circuit Court of Appeals. On March 9, 2015, the Ninth Circuit Court of Appeals reversed the District Court’s dismissal of the state law claims and remanded the case back to the District Court. The Defendants are currently evaluating next steps, including seeking a re-hearing with the Ninth Circuit Court of Appeals. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter and any liability incurred could exceed the limits of any potentially applicable insurance policies.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

83

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
84

Glossary
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Barclays GNMA Index  An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).
Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index  An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
85

discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations.
These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
86

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155-3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13480-19
00137719

Semiannual report dated February 28, 2015, enclosed.
Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fund™
Schwab California
Tax-Free Bond Fund™
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Schwab Tax-Free Bond Funds
Semiannual Report
February 28, 2015
Schwab Tax-Free
Bond Fund™
Schwab California
Tax-Free Bond Fund™

Two ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 28, 2015
Schwab Tax-Free Bond FundTM (Ticker Symbol: SWNTX)	1.77%
S&P National AMT-Free Municipal Bond Index[1]	1.96%
Barclays 7-Year Municipal Bond Index	1.66%
Fund Category: Morningstar Municipal National Intermediate Bond	1.37%
Performance Details	page 6

Schwab California Tax-Free Bond FundTM (Ticker Symbol: SWCAX)	1.96%
S&P California AMT-Free Municipal Bond Index[2]	2.24%
Barclays 7-Year Municipal Bond Index	1.66%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.53%
Performance Details	page 7

Minimum Initial Investment[3]	$100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Effective January 1, 2014, the fund uses the S&P National AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P National AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance. The fund's previous primary benchmark index was the Barclays 7-Year Municipal Bond Index.
[2]	Effective January 1, 2014, the fund uses the S&P California AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P California AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance. The fund's previous primary benchmark index was the Barclays 7-Year Municipal Bond Index.
[3]	Please see prospectus for further detail and eligibility requirements.
Schwab Tax-Free Bond Funds1

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we provide funds that are designed to be part of the foundation of a diversified portfolio. The Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund represent an important part of our product line-up, and are discussed in this semiannual report. These funds seek current income exempt from federal income tax, including the Alternative Minimum Tax.1
For the six-month reporting period ended February 28, 2015, the funds generated modest total returns that reflected the low interest rate environment. Relatively stable U.S. economic growth combined with the Federal Reserve’s decision to conclude its quantitative easing policies aimed at holding down long-term interest rates were the primary drivers of this performance. Meanwhile, a reduction in municipal bond supply combined with persistent demand supported the municipal bond market’s performance, while credit quality remained relatively stable for the majority of municipal bond issuers.
Total returns in bonds are affected by changes in interest rates. Since bond yields and bond prices tend to move in opposite directions, when yields rise, prices on bonds and bond funds tend to fall. As economic conditions improve, this risk could increase. We employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Tax-Free Bond Funds, please continue reading this report.
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable
This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
[1]	The Schwab California Tax-Free Bond Fund also seeks current income exempt from California state income tax.
2Schwab Tax-Free Bond Funds

From the President continued

For the six-month reporting period ended February 28, 2015, the funds generated modest total returns that reflected the low interest rate environment.

On a related note, we are saddened to announce that John Shelton, a Portfolio Manager who co-managed the day-to-day operations of the Schwab Tax-Free Bond Funds, unexpectedly passed away during the reporting period. He was a deeply valued member of Charles Schwab Investment Management, and had worked within our organization for more than 14 years. He will be greatly missed.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
Schwab Tax-Free Bond Funds3

Fund Management
Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.
4Schwab Tax-Free Bond Funds

California State Investment Environment
California’s financial position has improved with the state’s economic rebound and higher tax revenues are now being directed toward repayment of accumulated budgetary debt and building a rainy day fund.
California’s budget for fiscal 2015 (7/1/14-6/30/15) was balanced with strong growth in taxes from capital gains and other revenue improvement. The budget pays down over $10 billion of $26.2 billion in outstanding budgetary debt, including $5 billion of previously deferred payments to schools and community colleges, and sets aside $1.6 billion in the state’s rainy day fund. The budget continues to benefit from a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012. Revenues received through February 2015 were $4 billion higher than the original projection, with personal income taxes above the forecast by 6.9% and corporation taxes up by more than 40%. Updated projections for the full year anticipate general fund revenues to exceed the budget by about $2.6 billion, or 2.4%. The state expects to end fiscal 2015 with $3.0 billion in reserves, which is equal to 2.7% of annual spending.
On January 9, 2015, Governor Brown introduced his spending plan for fiscal 2016. The budget projects general fund revenues of $113.4 billion and expenditures totaling $113.3 billion, including a $1.2 billion addition to the rainy day fund. This proposal reflects the Governor's on-going financial priorities, with a large share of general fund revenues applied to paying down accumulated budgetary debt and other one-time spending. The budget also boosts K-12 and community college education spending by $7.8 billion in compliance with Proposition 98's minimum requirements. If the budget is adopted as proposed, the state projects ending fiscal 2016 with $4.3 billion of reserves, or 3.8% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is improved, California’s earlier budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 55% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Many of these local property tax bases are growing again, but some areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels.
Counties are rebuilding their financial positions from growth in their property tax bases and other revenue streams which may allow them to restore some services that were cut in response to prior cuts in state aid. Moody’s Investors Service raised its rating on San Diego County to Aaa from Aa1 in August 2014, while Fitch Ratings revised its outlook on Los Angeles County’s AA- rating to positive in December.
The outlook for many of California’s cities is also improving, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. S&P revised its outlook on the City of Los Angeles’ AA- rating to positive in September 2014 and Moody’s upgraded its rating on the City of San Diego to Aa2 from Aa3 in November. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. California is currently facing its fourth year of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 498,000 jobs from January 2014 to January 2015, a 3.2% increase, continuing on from the 461,300 jobs gained in calendar year 2014. California surpassed its pre-recession peak for jobs in June 2014. However, the state’s unemployment rate remains elevated at 6.9% in January 2015, reflecting both growth in population and an improving labor force participation rate. That unemployment rate placed the state fifth highest in the country and still well above the national average of 5.7%.
Despite its diversified economy and high wealth indicators, California’s credit quality remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s, A+ from S&P, and A+ from Fitch. S&P and Fitch raised their ratings from A in November 2014 and February 2015, respectively.
Schwab Tax-Free Bond Funds5

Schwab Tax-Free Bond Fund™
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond FundTM (9/11/92)	1.77%	4.89%	4.46%	4.33%
S&P National AMT-Free Municipal Bond Index*	1.96%	6.16%	4.81%	n/a
Barclays 7-Year Municipal Bond Index	1.66%	4.25%	4.53%	4.79%
Fund Category: Morningstar Municipal National Intermediate Bond	1.37%	4.69%	4.11%	3.84%
Fund Expense Ratios4: Net 0.49%; Gross 0.58%

Yields
30-Day SEC Yield[1,3]	1.28%
30-Day SEC Yield-No Waiver[1,5]	1.21%
Taxable-Equivalent Yield[6]	2.26%
12-Month Distribution Yield[1,3]	2.28%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
Fixed Rate Bonds	89.9%
Put Bonds	3.7%
Floating Rate Notes	2.9%
Variable Rate Demand Obligations	2.9%
Refunded Bonds	0.6%
By Credit Quality[8]
AAA	12.7%
AA	43.6%
A	32.3%
BBB	9.4%
BB	1.2%
Unrated Securities	0.8%
Weighted Average Maturity[9]	5.8 Yrs
Weighted Average Duration[9]	5.4 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
*	Effective January 1, 2014, the fund uses the S&P National AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P National AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
6Schwab Tax-Free Bond Funds

Schwab California Tax-Free Bond Fund™
Performance and Fund Facts as of 2/28/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond FundTM (2/24/92)	1.96%	5.26%	4.59%	4.20%
S&P California AMT-Free Municipal Bond Index*	2.24%	7.03%	6.00%	n/a
Barclays 7-Year Municipal Bond Index	1.66%	4.25%	4.53%	4.79%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.53%	4.69%	4.19%	3.82%
Fund Expense Ratios4: Net 0.49%; Gross 0.60%

Yields
30-Day SEC Yield[1,3]	1.12%
30-Day SEC Yield-No Waiver[1,5]	1.03%
Taxable-Equivalent Yield[6]	2.26%
12-Month Distribution Yield[1,3]	4.15%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
Fixed Rate Bonds	87.5%
Put Bonds	6.4%
Variable Rate Demand Obligations	2.9%
Refunded Bonds	1.9%
Floating Rate Notes	1.3%
By Credit Quality[8]
AAA	3.4%
AA	48.6%
A	43.6%
BBB	4.4%
Weighted Average Maturity[9]	5.5 Yrs
Weighted Average Duration[9]	5.2 Yrs

Portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
*	Effective January 1, 2014, the fund uses the S&P California AMT-Free Municipal Bond Index as its primary benchmark index. The fund selected the S&P California AMT-Free Municipal Bond Index because the fund’s investment adviser believes that it provides a more accurate benchmark for comparing fund performance.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
Schwab Tax-Free Bond Funds7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2014 and held through February 28, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/14	Ending Account Value (Net of Expenses) at 2/28/15	Expenses Paid During Period[2] 9/1/14-2/28/15
Schwab Tax-Free Bond FundTM
Actual Return	0.49%	$1,000.00	$ 1,017.70	$ 2.45
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.37	$2.46
Schwab California Tax-Free Bond FundTM
Actual Return	0.49%	$1,000.00	$1,019.60	$ 2.45
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.37	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
8Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	11.97	11.36	12.10	11.62	11.72	11.12
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.27	0.27	0.30	0.31	0.31
Net realized and unrealized gains (losses)	0.08	0.61	(0.58)	0.54	0.06	0.72
Total from investment operations	0.21	0.88	(0.31)	0.84	0.37	1.03
Less distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.27)	(0.30)	(0.31)	(0.31)
Distributions from net realized gains	(0.12)	–	(0.16)	(0.06)	(0.16)	(0.12)
Total distributions	(0.25)	(0.27)	(0.43)	(0.36)	(0.47)	(0.43)
Net asset value at end of period	11.93	11.97	11.36	12.10	11.62	11.72
Total return (%)	1.77 [2]	7.86	(2.65)	7.34	3.34	9.43
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49 [3]	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.57 [3]	0.58	0.56	0.59	0.61	0.63
Net investment income (loss)	2.25 [3]	2.34	2.27	2.51	2.74	2.71
Portfolio turnover rate	52 [2]	81	110	102	128	122
Net assets, end of period ($ x 1,000,000)	658	627	602	684	484	446

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
See financial notes    9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
94.7%	Fixed-Rate Obligations	594,937,319	623,001,792
7.5%	Variable-Rate Obligations	48,615,000	48,887,728
102.2%	Total Investments	643,552,319	671,889,520
(2.2)%	Other Assets and Liabilities, Net		(14,146,428)
100.0%	Net Assets		657,743,092

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 94.7% of net assets
ALABAMA 0.7%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43 (b)(f)	500,000	499,215
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (e)	1,160,000	1,293,458
Huntsville
Water Revenue Warrants Series 2008	5.00%	11/01/15	250,000	258,228
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	1,050,000	1,199,436
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	950,000	1,099,834
				4,350,171
ALASKA 1.4%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,234,152
Alaska Industrial Development & Export Auth
RB (Greater Fairbanks Community Hospital Fdn) Series 2014C	5.00%	04/01/22	500,000	585,765
RB (Greater Fairbanks Community Hospital Fdn) Series 2014C	5.00%	04/01/23	630,000	743,375
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,162,600
GO Bonds Series 2014C	5.00%	06/30/24 (b)	1,000,000	1,178,020
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20	820,000	962,672
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,326,767
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,890,000	2,194,365
				9,387,716
ARIZONA 1.5%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,088,230
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15	415,000	419,100
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(e)(g)	1,375,000	1,597,915
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	611,375
COP Series 2013A	5.00%	12/01/18	400,000	454,196
COP Series 2013A	5.00%	12/01/19	500,000	578,775
GO Bonds Series 2012A	4.00%	07/01/22	140,000	159,963
Refunding COP Series 2013B	5.00%	12/01/16	625,000	673,112
Scottsdale
GO Refunding Bonds Series 2015	4.00%	07/01/24 (d)	1,750,000	2,013,130
10    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	789,579
Refunding COP Series 2014	4.00%	07/01/23	700,000	787,339
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/15	170,000	172,470
Hospital RB Series 2009	5.50%	07/01/16	100,000	105,834
Hospital RB Series 2009	6.00%	07/01/18	300,000	340,344
				9,791,362
ARKANSAS 1.4%
Cabot
Sales & Use Tax Refunding Bonds Series 2013	2.55%	06/01/43 (b)	1,215,000	1,231,755
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	2,295,000	2,328,094
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27 (b)	375,000	376,871
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	1,420,000	1,417,756
Sewer Refunding RB Series 2015	3.00%	04/01/23 (d)	885,000	937,578
Sewer Refunding RB Series 2015	5.00%	10/01/23 (d)	665,000	805,149
Sewer Refunding RB Series 2015	3.00%	04/01/24 (d)	1,260,000	1,324,323
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27 (b)	1,110,000	1,112,142
				9,533,668
CALIFORNIA 11.5%
ABAG Finance Auth
Insured Sr Living RB (Old Fellows Home of California) Series 2012A	5.00%	04/01/32 (a)(b)	1,330,000	1,518,328
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,123,100
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17	955,000	1,050,414
California
GO Bonds	5.00%	11/01/32 (b)(e)	1,240,000	1,371,068
GO Bonds	5.00%	04/01/38 (b)	500,000	559,160
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,293,260
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16 (e)	750,000	792,450
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013A	5.00%	07/01/25 (b)	385,000	463,020
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(e)	2,005,000	2,342,742
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,910,223
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	1,320,000	1,399,754
Emeryville Successor RDA
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	2,000,000	2,399,240
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	124,139
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	100,036
Healdsburg School Facilities Financing Auth
GO RB Series 2014	4.00%	07/15/39 (b)	1,110,000	1,144,166
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	985,000	1,139,349
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	600,000	708,030
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	545,919
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16	1,935,000	2,068,321
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	3,070,000	3,405,490
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,757,910
See financial notes    11

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Dept of Water & Power
Power Supply RB Series 2012B	5.00%	07/01/43 (b)	4,360,000	4,927,716
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	975,000	1,067,703
Lease RB Series 2009C	4.00%	09/01/16	1,050,000	1,109,556
Lease RB Series 2009C	4.00%	09/01/17	100,000	108,624
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30 (b)	100,000	115,324
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21 (d)	1,000,000	1,188,330
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,863,405
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	197,114
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	275,000	304,640
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)	360,000	419,936
Pomona USD
GO Refunding Bonds 2015	5.00%	08/01/31 (b)	525,000	609,719
GO Refunding Bonds 2015	5.00%	08/01/32 (b)	545,000	631,012
GO Refunding Bonds 2015	5.00%	08/01/33 (b)	575,000	664,217
GO Refunding Bonds 2015	5.00%	08/01/34 (b)	600,000	690,444
GO Refunding Bonds 2015	5.00%	08/01/35 (b)	570,000	654,423
Rancho Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	903,531
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	4,094,518
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	5.00%	05/01/17	1,750,000	1,920,222
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,345,193
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,950,000	1,063,315
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	780,135
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	498,150
GO Bonds Series 2010C	0.00%	07/01/34 (f)	1,750,000	828,205
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	584,844
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,123,020
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15	1,730,000	1,755,777
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	2,089,014
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,636,766
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,360,000	1,622,303
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,193,690
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,488,175
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21	140,000	153,646
Univ of California
Limited RB Series 2012G	5.00%	05/15/42 (b)	2,800,000	3,166,660
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,317,662
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,454,116
				75,787,224
COLORADO 1.4%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30 (b)	650,000	716,852
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B3	1.88%	07/01/39 (b)	1,450,000	1,460,208
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18 (e)	1,630,000	1,730,783
12    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (e)	1,735,000	1,862,332
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,043,659
Denver Health & Hospital Auth
Healthcare RB Series 2014A	5.00%	12/01/39 (b)	1,000,000	1,090,600
Univ of Colorado Hospital Auth
RB Series 2012A	5.00%	11/15/16	440,000	473,682
				9,378,116
CONNECTICUT 1.8%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22	2,875,000	3,494,304
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/24	300,000	366,951
Wastewater System Refunding RB Series 2014B	5.00%	08/15/25 (b)	900,000	1,087,281
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	747,631
New Haven
GO Bonds Series 2011A	5.00%	03/01/15 (g)	1,260,000	1,260,693
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16	120,000	124,343
GO Refunding Bonds 2011	4.00%	08/01/17	1,405,000	1,515,335
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,585,728
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	502,344
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/26 (b)	140,000	165,024
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	17,301
West Haven
GO Bonds 2012	5.00%	08/01/20	865,000	995,312
				11,862,247
DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	1,295,000	1,347,085
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(e)	300,000	352,860
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,405,972
				1,758,832
FLORIDA 5.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	586,890
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2014A	5.00%	12/01/25 (b)	1,000,000	1,180,240
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,016,700
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	1,220,000	1,362,423
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	437,580
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,747,260
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24 (b)	3,485,000	4,024,826
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	170,682
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15	950,000	970,738
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	116,552
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	175,392
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	467,164
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	288,530
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/39 (b)	1,000,000	1,103,950
See financial notes    13

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	583,905
Aviation RB Series 2010A	5.50%	10/01/26 (b)	4,690,000	5,544,377
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	878,328
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	958,254
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	645,754
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	997,975
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16 (e)	600,000	629,604
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	658,862
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,961,976
Toll System RB Series 2014A	5.00%	07/01/24	625,000	759,125
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	332,136
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	545,000	619,273
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	932,080
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)	1,900,000	2,189,465
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16	75,000	80,477
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	250,000	290,790
Utility System Refunding RB Series 2014	5.00%	09/01/21	250,000	293,848
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	572,285
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	415,132
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	230,674
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	173,087
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/26 (b)	270,000	304,954
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	603,287
Sales Tax Refunding RB Series 2010	5.00%	10/01/21 (b)	140,000	164,717
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	968,762
				35,438,054
GEORGIA 0.6%
Burke Cnty Development Auth
Pollution Control RB (GA Power Plant Vogtle) Fourth Series 1994	2.20%	10/01/32 (b)	1,500,000	1,531,035
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15	825,000	847,531
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	202,603
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19	200,000	220,360
Monroe Cnty Development Auth
Pollution Control RB (GA Power Plant Scherer) First Series 1995	2.00%	07/01/25 (b)	1,000,000	1,030,790
				3,832,319
GUAM 0.4%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	577,360
RB Series 2014A	5.00%	10/01/21	1,095,000	1,275,106
RB Series 2014A	5.00%	10/01/25 (b)	720,000	836,654
				2,689,120
HAWAII 0.8%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	3,000,000	3,568,740
14    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	1,800,000	1,923,840
				5,492,580
IDAHO 0.9%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,678,492
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(e)	1,885,000	2,127,788
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(e)	800,000	906,040
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	417,161
General RB Series 2014	5.00%	04/01/24 (b)	200,000	237,028
General RB Series 2014	5.00%	04/01/26 (b)	300,000	350,706
				5,717,215
ILLINOIS 5.5%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15	200,000	202,482
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	549,415
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	2,250,000	2,476,058
Chicago
GO Refunding Bonds Series 2008A	4.00%	01/01/20 (b)	300,000	310,602
GO Refunding Bonds Series 2014A	5.00%	01/01/23	1,920,000	2,096,698
GO Refunding Bonds Series 2014A	5.00%	01/01/25 (b)	1,000,000	1,074,600
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/17 (e)	1,000,000	1,080,000
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/18 (e)	1,200,000	1,332,480
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/19 (e)	750,000	854,325
O'Hare Passenger Facility Charge Refunding RB Series 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,554,989
Chicago Park District
LT GO Refunding Bonds Series 2014D	5.00%	01/01/21	1,000,000	1,168,880
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,940,000	5,722,792
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,124,780
GO Bonds Series May 2014	5.00%	05/01/34 (b)	500,000	535,685
GO Bonds Series May 2014	5.00%	05/01/35 (b)	1,000,000	1,068,210
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,539,830
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,357,152
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	469,724
Illinois Finance Auth
RB (Ascension Health) Series 2012E2	5.00%	11/15/42 (b)	1,300,000	1,419,808
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	296,520
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/25 (b)	1,000,000	1,193,660
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30 (b)	3,085,000	3,661,895
				36,090,585
INDIANA 1.8%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/20	145,000	166,653
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	250,000	290,455
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	373,245
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	443,783
Educational Facilities RB (Butler Univ) Series 2014	4.00%	02/01/36 (b)	710,000	712,570
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	816,473
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,940,000	2,263,030
Hospital RB (King's Daughters' Health) Series 2010	4.50%	08/15/15	1,370,000	1,388,755
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16	400,000	416,132
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17	480,000	515,366
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,099,120
See financial notes    15

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,123,660
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,089,358
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	1,000,000	1,028,710
				11,727,310
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)	700,000	820,743
KANSAS 0.2%
Butler Cnty USD
GO Refunding Bonds Series 2014	4.00%	09/01/22	500,000	564,085
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15	185,000	191,292
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	220,000	243,357
				998,734
KENTUCKY 0.7%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	843,090
RB (Catholic Health Initiatives) Series 2009B	2.70%	05/01/39 (b)	2,000,000	2,034,280
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,423,843
				4,301,213
LOUISIANA 0.2%
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	638,633
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	468,724
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	294,165
				1,401,522
MARYLAND 0.8%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	872,355
Water RB Series 2013A	5.00%	07/01/20	150,000	177,841
Water RB Series 2013A	5.00%	07/01/21	450,000	541,809
Maryland Community Development Administration
Housing RB Series 1996A	5.88%	07/01/16 (b)	20,000	20,067
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	335,000	385,237
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27 (b)	450,000	503,410
RB (Loyola Univ) Series 2014	4.00%	10/01/30 (b)	500,000	534,515
RB (Loyola Univ) Series 2014	4.00%	10/01/31 (b)	310,000	330,079
RB (Loyola Univ) Series 2014	4.00%	10/01/33 (b)	350,000	367,353
RB (Loyola Univ) Series 2014	4.00%	10/01/39 (b)	1,500,000	1,561,875
				5,294,541
MASSACHUSETTS 1.0%
Braintree
GO Refunding Bonds	5.00%	05/15/28 (d)	600,000	747,606
GO Refunding Bonds	5.00%	05/15/29 (d)	280,000	349,208
Chatham
GO Refunding Bonds	5.00%	07/01/17 (e)	245,000	269,392
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15 (g)	325,000	329,335
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17	1,000,000	1,069,380
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	970,013
16    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series H	0.80%	11/01/33 (b)	2,125,000	2,123,874
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20 (g)	540,000	601,425
				6,460,233
MICHIGAN 2.7%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	871,913
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,445,000	1,809,949
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24 (b)	50,000	60,637
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25 (b)	135,000	162,525
Karegnondi Water Auth
Water Supply System Bonds Series 2014A	5.00%	11/01/24 (b)	1,695,000	1,995,422
Water Supply System Bonds Series 2014A	5.00%	11/01/25 (b)	2,625,000	3,067,785
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	2,200,000	2,551,824
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15	1,000,000	1,036,090
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15	1,500,000	1,556,985
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	225,000	271,204
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	181,626
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	242,168
LT GO Bonds Series 2013	5.00%	11/01/26 (b)	150,000	181,083
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	600,000	686,652
Airport RB Series 2014B	5.00%	12/01/33 (b)	825,000	941,927
Airport RB Series 2014B	5.00%	12/01/34 (b)	1,145,000	1,303,182
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	650,000	724,678
				17,645,650
MINNESOTA 1.7%
Mahtomedi ISD No. 832
GO Refunding Bonds Series 2014A	4.00%	02/01/20	1,945,000	2,194,913
GO Refunding Bonds Series 2014A	5.00%	02/01/21	600,000	717,006
GO Refunding Bonds Series 2014A	5.00%	02/01/22	500,000	604,845
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17	300,000	308,406
GO Refunding Bonds Series 2013H	4.00%	02/01/22	960,000	1,102,349
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,765,000	2,000,363
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19	790,000	878,733
GO Refunding Bonds Series 2012A	5.00%	02/01/21	1,000,000	1,196,890
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24 (b)	540,000	657,142
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20	220,000	264,279
GO Bonds Series 2011D	5.00%	12/01/21	425,000	518,581
GO Bonds Series 2013A	4.00%	02/01/20	595,000	674,040
				11,117,547
MISSISSIPPI 1.3%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,562,910
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15	250,000	251,035
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16	400,000	417,840
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17	50,000	53,761
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	845,865
See financial notes    17

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	1,545,000	1,665,804
				8,797,215
MISSOURI 1.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	432,168
Butler Cnty SD R1
Lease Participation Certificates Series 2014	3.00%	03/01/18	200,000	210,438
Lease Participation Certificates Series 2014	4.00%	03/01/20	200,000	221,486
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	223,058
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	238,210
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	239,348
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,324,464
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	565,000	652,818
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	540,000	626,983
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	585,000	675,354
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	1,675,000	1,939,650
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25 (b)	1,760,000	2,014,443
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17 (a)	1,300,000	1,381,588
				10,180,008
NEBRASKA 0.6%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	1,175,000	1,204,281
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	1,825,000	1,867,687
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	795,000	822,642
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	286,397
				4,181,007
NEVADA 2.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15	370,000	375,616
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,401,443
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15 (e)	1,115,000	1,133,576
Airport System Jr Sub Lien Revenue Notes Series 2014B	5.00%	07/01/18	2,500,000	2,821,025
Airport System RB Sr Series 2010D	5.00%	07/01/17 (e)	1,000,000	1,100,300
Airport System RB Sr Series 2010D	5.00%	07/01/18 (e)	1,770,000	1,998,525
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18	5,375,000	6,101,270
				14,931,755
NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	209,891
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (b)	400,000	470,624
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	710,000	768,021
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	1,045,000	1,103,384
				2,551,920
NEW JERSEY 4.5%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15 (e)	430,000	438,217
General Improvement Refunding Bonds	3.00%	12/01/16	320,000	333,574
18    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
General Improvement Refunding Bonds	3.00%	12/01/17	285,000	301,536
General Improvement Refunding Bonds	4.00%	12/01/18	400,000	441,992
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	282,527
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,121,235
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	725,487
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	574,325
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17	425,000	458,940
Refunding RB Series 2012	4.00%	12/01/18	465,000	509,552
Refunding RB Series 2012	4.00%	12/01/19	485,000	536,497
Refunding RB Series 2012	4.00%	12/01/20	510,000	567,798
Refunding RB Series 2012	4.00%	12/01/21	355,000	396,208
Refunding RB Series 2012	4.00%	12/01/22	480,000	539,554
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/15	1,000,000	1,019,180
Refunding RB Series 2011	4.00%	09/01/16	65,000	68,393
Refunding RB Series 2011	4.00%	09/01/17	1,620,000	1,749,438
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	900,000	997,416
Refunding COP Series 2011	4.00%	06/15/21	265,000	294,683
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15	415,000	427,815
Lease Refunding RB Series 2010	3.00%	07/01/16	225,000	233,113
Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	522,972
Lease Refunding RB Series 2014A	5.00%	12/15/20	750,000	899,370
Lease Refunding RB Series 2014A	5.00%	12/15/21	1,080,000	1,314,706
Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	789,178
Lease Refunding RB Series 2014A	5.00%	12/15/24	600,000	754,140
Lease Refunding RB Series 2014A	5.00%	12/15/25 (b)	400,000	497,960
RB Series 2011	3.00%	09/15/16	1,270,000	1,321,613
Refunding RB Series 2011	4.00%	09/15/21	625,000	714,994
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	98,357
Morris Cnty Improvement Auth
Bonds Series 2012A	3.00%	02/01/19	705,000	757,142
Bonds Series 2012A	3.00%	02/01/20	695,000	752,268
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19	135,000	146,895
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16	920,000	979,009
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19	2,500,000	2,827,700
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	10,000	10,415
Transportation System Bonds Series 2011B	5.50%	06/15/31 (b)	100,000	115,303
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17	4,180,000	4,559,168
GO Refunding Bonds Series 2012	4.00%	02/01/17	245,000	260,087
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	549,305
				29,888,062
NEW MEXICO 0.3%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	417,398
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	118,572
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15	500,000	510,455
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16	10,000	10,684
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	724,442
				1,781,551
See financial notes    19

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 13.0%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/16	175,000	179,407
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22	135,000	159,953
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23	160,000	178,485
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24	150,000	179,622
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25 (b)	125,000	147,134
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34 (b)	250,000	279,763
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44 (b)	750,000	826,710
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2013	5.00%	07/01/24 (b)	1,420,000	1,705,377
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	233,195
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	140,141
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15	320,000	330,576
Transportation Refunding RB Series 2012F	5.00%	11/15/18	3,550,000	4,055,236
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	145,000	165,707
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	586,035
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	634,724
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	505,436
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,171,690
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	289,815
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17 (b)(g)	3,035,000	3,110,723
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17 (b)	55,000	56,378
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,700,000	2,048,755
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	3,800,000	4,549,284
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,940,000	2,352,366
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,537,900
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16	235,000	235,975
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18 (b)	2,500,000	2,641,400
Water & Sewer System RB Fiscal 2014 Series CC2	5.00%	06/15/19 (b)	1,400,000	1,563,702
Water & Sewer System RB Fiscal 2015 Series FF	5.00%	06/15/29 (b)(d)	2,000,000	2,300,380
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16 (g)	1,630,000	1,714,483
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16	1,370,000	1,441,281
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	1,028,538
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	240,264
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)	5,535,000	6,263,904
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	3,000,000	3,687,210
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	2.00%	02/15/16	3,300,000	3,356,067
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,295,000	1,510,397
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	500,000	592,860
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16	650,000	693,849
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	90,668
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/15	1,000,000	1,016,780
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,576,843
State Personal Income Tax RB Series 2009A	5.00%	03/15/31 (b)	3,000,000	3,552,960
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (g)	10,000	11,240
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,346,438
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	586,450
General RB Series I	5.00%	01/01/21	1,000,000	1,190,500
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	876,208
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,870,350
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16	505,000	525,771
20    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16	1,540,000	1,620,850
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17	650,000	695,936
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21 (b)(e)	6,250,000	6,621,437
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	570,000	638,098
Niagara Frontier Transportation Auth
Airport Refunding RB Series 2014B	4.00%	04/01/16	500,000	519,610
Airport Refunding RB Series 2014B	5.00%	04/01/17	600,000	652,434
Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	488,165
Airport Refunding RB Series 2014B	5.00%	04/01/19	400,000	456,504
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	855,024
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	289,078
Westchester Cnty Local Development Corp
RB (Pace Univ) Series 2014A	5.00%	05/01/34 (b)	2,050,000	2,281,404
				85,457,470
NORTH CAROLINA 1.4%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,766,653
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	1,165,000	1,216,038
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,901,150
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17	525,000	560,590
				9,444,431
OHIO 2.1%
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15	580,000	587,975
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014	0.00%	12/01/23 (f)	150,000	120,329
ULT GO Bonds Series 2014	0.00%	12/01/24 (f)	300,000	230,883
ULT GO Bonds Series 2014	0.00%	12/01/25 (f)	400,000	297,424
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,304,638
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,102,505
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,270,960
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	588,885
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	590,605
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,169,180
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/15	1,810,000	1,846,417
GO Refunding Bonds Series 2012	3.00%	12/01/16	240,000	249,691
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,233,265
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	898,195
Westerville
GO LT Bonds Series 2010	4.00%	12/01/18	365,000	403,318
				13,894,270
OKLAHOMA 0.6%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16 (e)	545,000	579,449
See financial notes    21

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,335,000	1,453,388
Lease RB Series 2014A	5.00%	06/01/39 (b)	1,490,000	1,703,428
				3,736,265
OREGON 3.1%
Forest Grove
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,840,394
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	850,000	939,352
Jefferson Cnty SD No. 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20 (a)	1,475,000	1,663,402
Klamath Falls SD
GO Bonds Series 2015	0.00%	06/15/34 (a)(b)(d)(f)	1,100,000	482,933
GO Bonds Series 2015	0.00%	06/15/35 (a)(b)(d)(f)	1,000,000	414,460
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,395,000	2,715,307
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,410,620
Pendleton SD No. 16R
GO Bonds Series 2014B	0.00%	06/15/25 (a)(f)	865,000	660,324
Springfield SD No. 19
GO Bonds Series 2015B	0.00%	06/15/37 (a)(f)	2,000,000	825,800
GO Bonds Series 2015B	0.00%	06/15/38 (a)(f)	2,350,000	912,693
GO Bonds Series 2015B	0.00%	06/15/39 (a)(f)	2,500,000	926,300
GO Refunding Bonds Series 2015D	0.00%	06/15/27 (a)(d)(f)	3,830,000	2,482,912
GO Refunding Bonds Series 2015D	0.00%	06/15/28 (a)(d)(f)	2,500,000	1,543,475
GO Refunding Bonds Series 2015D	0.00%	06/15/29 (a)(d)(f)	2,000,000	1,174,220
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,405,274
				20,397,466
PENNSYLVANIA 2.7%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15	360,000	360,115
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16	600,000	622,254
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	500,000	533,280
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,620,317
Pennsylvania
COP Series 2010A	3.00%	04/01/18	245,000	258,206
COP Series 2010A	3.05%	10/01/18	1,480,000	1,569,570
COP Series 2010A	3.30%	10/01/19	705,000	758,354
COP Series 2010A	3.50%	04/01/20	365,000	396,047
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23 (b)	2,500,000	2,599,875
Unemployment Compensation RB Series 2012B	5.00%	07/01/23 (b)	1,900,000	1,931,426
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15	660,000	661,769
RB (Temple Univ) First Series 2012	4.00%	04/01/17	310,000	330,999
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	103,344
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,261,100
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,265,211
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19 (b)	2,105,000	2,396,121
				17,667,988
SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	115,504
Refunding RB Series 2010B	5.00%	03/01/23	495,000	606,296
22    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22	1,050,000	1,278,879
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24 (b)	1,000,000	1,225,990
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (b)	1,000,000	1,002,250
				4,228,919
SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15	620,000	624,675
RB Series 2011	3.00%	06/01/16	165,000	170,663
RB Series 2011	4.00%	06/01/21 (b)	55,000	59,968
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	110,694
				966,000
TENNESSEE 1.1%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	753,025
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	695,856
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	1,000,000	1,140,790
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/27 (b)	750,000	843,270
Franklin Cnty Health & Educational Facilities Board
Educational Facilities Refunding RB (Univ of the South) Series 2014	3.00%	09/01/21	250,000	267,345
Educational Facilities Refunding RB (Univ of the South) Series 2014	4.00%	09/01/25 (b)	400,000	437,412
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/28 (b)	225,000	258,703
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/29 (b)	200,000	228,600
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30 (b)	350,000	399,287
Memphis
Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,374,180
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	109,361
				7,507,829
TEXAS 9.1%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(e)	3,650,000	4,207,246
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,225
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	886,532
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (e)	695,000	775,599
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2014C	4.00%	02/15/17 (a)	1,800,000	1,923,048
Dallas-Fort Worth
Airport Jt RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,586,419
Airport Jt RB Series 2014C	5.00%	11/01/22	250,000	301,905
Airport Jt RB Series 2014C	5.00%	11/01/23	250,000	304,350
Airport Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,638,818
Airport Refunding RB Series 2013D	5.25%	11/01/25 (b)	650,000	781,034
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/16 (a)(b)	580,000	580,777
ULT GO Refunding Bonds Series 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,001,080
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,000
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,136
El Paso ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/31 (a)(b)	1,525,000	1,807,872
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,104,087
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	906,335
See financial notes    23

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fort Bend Cnty
LT & Refunding Bonds Series 2009	5.00%	03/01/17	100,000	108,903
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	1,100,000	1,161,347
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,528,401
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/23 (a)(d)	1,445,000	1,768,449
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)(d)	1,505,000	1,856,553
ULT GO Refunding Bonds Series 2015	5.00%	02/15/32 (a)(b)(d)	1,460,000	1,734,845
ULT GO Refunding Bonds Series 2015	5.00%	02/15/33 (a)(b)(d)	1,300,000	1,538,524
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	249,692
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/17	500,000	543,565
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,121,090
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	605,388
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	400,000	414,636
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	846,886
ULT GO Bonds Series 2014A	4.00%	08/15/21 (a)	795,000	909,901
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	1,000,000	1,150,460
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,095,645
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,287
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	2,029,265
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (a)	115,000	128,944
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	150,000	169,806
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	973,554
Mineral Wells ISD
ULT GO Refunding Bonds Series 2014	0.00%	02/15/17 (a)(f)	620,000	606,986
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	602,200
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)(d)	1,000,000	1,224,600
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)(d)	1,000,000	1,238,650
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	785,532
Reagan Hospital District
LT & RB Series 2014A	4.50%	02/01/24	895,000	1,024,184
Rockwall ISD
ULT Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	218,309
ULT Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	539,667
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17	880,000	955,750
Sienna Plantation Levee Improvement District
ULT Levee Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	556,860
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	224,090
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	118,919
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	142,679
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16	440,000	460,728
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	459,488
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	580,000	612,109
Texas Transportation Commission
Central Texas Turnpike System First Tier Refunding RB Series 2015B	5.00%	08/15/37 (b)	2,000,000	2,262,340
Central Texas Turnpike System Second Tier Refunding RB Series 2015C	5.00%	08/15/42 (b)	2,000,000	2,202,680
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	179,928
24    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,122,820
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,203,410
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/17 (a)	450,000	471,965
				59,552,498
UTAH 0.4%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15	950,000	971,451
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16	250,000	256,433
Weber Basin Water Conservancy District
Water Refunding RB Series 2015A	5.00%	10/01/23	500,000	618,455
Water Refunding RB Series 2015A	5.00%	10/01/25 (b)	500,000	611,700
				2,458,039
VERMONT 0.5%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	3,130,000	3,348,130
VIRGINIA 1.6%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (e)	455,000	501,819
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	552,735
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(e)	825,000	936,977
Second Sr Lien Refunding RB (Dulles Metrorail) Series 2014A	5.00%	10/01/53 (b)	3,000,000	3,194,670
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	257,156
Richmond
GO Bonds Series 2009A	4.00%	07/15/16	85,000	89,373
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (g)	1,400,000	1,649,382
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	137,789
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	1,000,000	1,158,730
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/21	765,000	896,825
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	1,000,000	1,176,470
				10,551,926
WASHINGTON 2.8%
Adams Cnty Public Hospital District No. 2
ULT GO Bonds (East Adams Rural Healthcare) 2014	5.13%	12/01/44 (b)	3,685,000	3,949,325
Camas SD No. 117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	2,850,000	3,182,823
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,140,500
King Cnty Public Hospital District No. 2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,920,000	2,307,130
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	834,017
Naches Valley SD No. JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	786,909
Ocosta SD No. 172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	69,941
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	476,541
Washougal SD No. 112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/15 (a)	830,000	860,677
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,734,016
See financial notes    25

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	853,219
ULT GO Bonds 2013	5.00%	12/01/20	720,000	831,024
ULT GO Bonds 2013	5.00%	12/01/22	460,000	534,193
				18,560,315
WEST VIRGINIA 0.2%
Mason Cnty
Pollution Control RB (Appalachian Power) Series L	1.63%	10/01/22 (b)	1,000,000	1,005,740
WISCONSIN 1.5%
Wisconsin
COP Master Lease Series 2014B	5.00%	09/01/20	605,000	707,626
COP Master Lease Series 2014B	5.00%	03/01/21	265,000	311,550
COP Master Lease Series 2014B	5.00%	09/01/21 (b)	445,000	521,077
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,199,570
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27 (b)	1,250,000	1,333,337
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	82,922
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	298,200
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,254,564
RB (Thedacare) Series 2015	5.00%	12/15/23	500,000	605,160
RB (Thedacare) Series 2015	5.00%	12/15/24	495,000	600,445
RB (Thedacare) Series 2015	5.00%	12/15/44 (b)	2,500,000	2,774,750
				9,689,201
Total Fixed-Rate Obligations
(Cost $594,937,319)				623,001,792

Variable-Rate Obligations 7.5% of net assets
CALIFORNIA 0.6%
California
GO Bonds Series 2013C	0.57%	12/01/28 (b)	3,600,000	3,611,808
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.22%	03/01/16 (a)(b)(c)	700,000	700,000
CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2011A	0.94%	05/15/18 (e)	5,275,000	5,356,393
GO Bonds Series 2011C	1.12%	05/15/19	5,000,000	5,106,100
GO Bonds Series 2012A	1.27%	04/15/20 (e)	1,000,000	1,024,330
GO Bonds Series 2012D	0.79%	09/15/18	1,000,000	1,012,240
				12,499,063
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.77%	12/01/17 (b)	3,240,000	3,270,067
GEORGIA 0.8%
Putnam Cnty Development Auth
Pollution Control RB (GA Power Plant Branch) Second Series 1997	0.04%	09/01/29 (b)	5,000,000	5,000,000
LOUISIANA 0.3%
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008	0.02%	10/01/33 (a)(b)	2,000,000	2,000,000
26    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 1.1%
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1	0.01%	03/01/30 (a)(b)	1,300,000	1,300,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.60%	10/01/40 (b)	1,000,000	1,000,690
RB (Boston Univ) Series U6E	0.57%	10/01/42 (b)	4,000,000	4,016,600
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2	0.03%	12/01/37 (a)(b)	1,000,000	1,000,000
				7,317,290
NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.62%	03/01/28 (b)	5,000,000	4,989,500
NEW YORK 0.3%
New York City
GO Bonds Fiscal 2014 Series D4	0.01%	08/01/40 (a)(b)	2,000,000	2,000,000
PENNSYLVANIA 0.9%
Geisinger Auth
Health System RB (Geisinger Health) Series 2013B	0.01%	10/01/43 (a)(b)	6,000,000	6,000,000
TEXAS 0.2%
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D.	0.01%	12/01/43 (b)	1,500,000	1,500,000
Total Variable-Rate Obligations
(Cost $48,615,000)				48,887,728

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $643,552,319 and the unrealized appreciation and depreciation were $28,706,585 and ($369,384), respectively, with a net unrealized appreciation of $28,337,201.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,861,347 or 0.3% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

CCD –	Community college district
COP –	Certificate of participation
CSD –	Central school district
GO –	General obligation
HFA –	Housing finance agency/authority
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UFSD –	Union free school district
ULT –	Unlimited tax
USD –	Unified school district

See financial notes    27

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$623,001,792	$—	$623,001,792
Variable-Rate Obligations[1]	—	48,887,728	—	48,887,728
Total	$—	$671,889,520	$—	$671,889,520
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
28    See financial notes

Schwab Tax-Free Bond Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $643,552,319)		$671,889,520
Cash		49,581
Receivables:
Investments sold		9,391,131
Interest		6,072,467
Fund shares sold		627,428
Prepaid expenses	+	1,560
Total assets		688,031,687
Liabilities
Payables:
Investments bought - Delayed-delivery		29,434,345
Investment adviser and administrator fees		22,433
Shareholder service fees		27,377
Distributions to shareholders		472,120
Fund shares redeemed		251,225
Accrued expenses	+	81,095
Total liabilities		30,288,595
Net Assets
Total assets		688,031,687
Total liabilities	–	30,288,595
Net assets		$657,743,092
Net Assets by Source
Capital received from investors		627,268,967
Net investment income not yet distributed		56,820
Net realized capital gains		2,080,104
Net unrealized capital appreciation		28,337,201

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$657,743,092		55,146,846		$11.93

See financial notes    29

Schwab Tax-Free Bond Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Interest		$8,791,403
Expenses
Investment adviser and administrator fees		903,088
Shareholder service fees		761,941
Portfolio accounting fees		55,115
Professional fees		33,901
Shareholder reports		21,175
Registration fees		18,448
Transfer agent fees		16,406
Custodian fees		8,301
Independent trustees' fees		5,806
Interest expense		53
Other expenses	+	5,193
Total expenses		1,829,427
Expense reduction by CSIM and its affiliates	–	259,744
Net expenses	–	1,569,683
Net investment income		7,221,720
Realized and Unrealized Gains (Losses)
Net realized gains on investments		7,332,004
Net change in unrealized appreciation (depreciation) on investments	+	(3,594,573)
Net realized and unrealized gains		3,737,431
Increase in net assets resulting from operations		$10,959,151
30    See financial notes

Schwab Tax-Free Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$7,221,720	$14,093,134
Net realized gains		7,332,004	2,577,857
Net change in unrealized appreciation (depreciation)	+	(3,594,573)	29,009,632
Increase in net assets from operations		10,959,151	45,680,623
Distributions to shareholders
Distributions from net investment income		(7,212,652)	(14,100,227)
Distributions from net realized gains	+	(6,292,514)	—
Total distributions		($13,505,166)	($14,100,227)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,716,249	$92,340,134	13,575,225	$158,724,584
Shares reinvested		700,225	8,360,718	724,546	8,491,616
Shares redeemed	+	(5,651,230)	(67,632,161)	(14,910,782)	(173,514,019)
Net transactions in fund shares		2,765,244	$33,068,691	(611,011)	($6,297,819)
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		52,381,602	$627,220,416	52,992,613	$601,937,839
Total increase (decrease)	+	2,765,244	30,522,676	(611,011)	25,282,577
End of period		55,146,846	$657,743,092	52,381,602	$627,220,416
Net investment income not yet distributed			$56,820		$47,752
See financial notes    31

Schwab California Tax-Free Bond Fund™
Financial Statements
Financial Highlights
	9/1/14– 2/28/15*	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11	9/1/09– 8/31/10
Per-Share Data ($)
Net asset value at beginning of period	12.19	11.49	12.31	11.77	11.94	11.30
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.29	0.30	0.34	0.36	0.35
Net realized and unrealized gains (losses)	0.10	0.70	(0.59)	0.56	(0.07)	0.64
Total from investment operations	0.24	0.99	(0.29)	0.90	0.29	0.99
Less distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.30)	(0.34)	(0.36)	(0.35)
Distributions from net realized gains	(0.22)	–	(0.23)	(0.02)	(0.10)	–
Total distributions	(0.36)	(0.29)	(0.53)	(0.36)	(0.46)	(0.35)
Net asset value at end of period	12.07	12.19	11.49	12.31	11.77	11.94
Total return (%)	1.96 [2]	8.74	(2.49)	7.75	2.55	8.89
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49 [3]	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.59 [3]	0.60	0.59	0.59	0.59	0.59
Net investment income (loss)	2.33 [3]	2.47	2.46	2.84	3.12	2.99
Portfolio turnover rate	43 [2]	107	118	101	68	88
Net assets, end of period ($ x 1,000,000)	435	426	395	434	379	446

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
32    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2015 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
93.4%	Fixed-Rate Obligations	384,555,481	406,389,319
7.4%	Variable-Rate Obligations	32,106,746	32,232,805
100.8%	Total Investments	416,662,227	438,622,124
(0.8)%	Other Assets and Liabilities, Net		(3,464,140)
100.0%	Net Assets		435,157,984

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.4% of net assets
CALIFORNIA 93.1%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	3,500,000	3,904,565
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	267,982
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15	410,000	413,128
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16	815,000	835,440
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,662,966
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	604,576
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15	1,175,000	1,192,813
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	819,041
Lease RB Series 2013A	5.25%	12/01/26 (b)	775,000	946,841
Alameda Cnty Transportation Commission
Sales RB Series 2014	5.00%	03/01/20	800,000	950,504
Sales RB Series 2014	5.00%	03/01/21	500,000	606,070
Alameda Community Improvement Commission Successor Agency
Sub Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/27 (b)	550,000	650,084
Sub Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/33 (b)	750,000	856,642
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20	450,000	535,401
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,985,000	3,493,405
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	250,000	296,150
Lease RB Series 2014A	5.00%	05/01/22	575,000	687,688
Lease RB Series 2014A	5.00%	05/01/23	500,000	603,845
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,209,960
Lease RB Series 2014A	5.00%	05/01/39 (b)	1,000,000	1,134,470
Lease Refunding RB Series 2008	4.50%	08/01/17 (f)	115,000	125,111
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18	600,000	660,024
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,552,525
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	508,185
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16	750,000	792,060
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16 (f)	100,000	104,755
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	2,530,000	1,873,920
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)	5,000,000	5,870,300
GO Bonds	4.00%	09/01/17	1,245,000	1,350,974
GO Bonds	5.63%	05/01/18 (b)	25,000	25,114
See financial notes    33

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds	5.00%	09/01/18	3,000,000	3,422,250
GO Bonds	5.50%	04/01/19	1,000,000	1,176,790
GO Bonds	5.00%	11/01/19	2,425,000	2,845,277
GO Bonds	5.00%	09/01/20	2,560,000	3,056,102
GO Bonds	5.00%	11/01/24 (b)	750,000	890,992
GO Bonds	5.00%	09/01/25 (b)	2,785,000	3,387,228
GO Bonds	5.00%	11/01/25 (b)(f)	495,000	585,397
GO Bonds	4.00%	12/01/27 (b)	500,000	535,290
GO Bonds	3.00%	12/01/32 (b)	3,000,000	3,216,690
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,740,566
GO Bonds	6.00%	11/01/35 (b)	4,190,000	5,129,985
GO Bonds	5.00%	09/01/36 (b)	2,635,000	3,004,163
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,293,260
GO Refunding Bonds	5.00%	09/01/21	1,355,000	1,646,881
GO Refunding Bonds	5.25%	10/01/32 (b)(f)	2,965,000	3,491,347
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17	1,550,000	1,687,175
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	843,037
Water System RB (Central Valley) Series AI	5.00%	12/01/16	2,000,000	2,165,340
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/16 (f)	400,000	413,164
RB (Pomona College) Series 2011	4.00%	01/01/17 (f)	200,000	213,408
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,577,460
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17 (f)	1,230,000	1,330,565
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	775,397
California Health Facilities Financing Auth
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	391,115
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17 (f)	750,000	816,555
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15 (a)(f)	150,000	154,647
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(f)	125,000	142,869
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	851,928
RB (Scripps Health) Series 2008A	5.00%	10/01/16 (f)	2,735,000	2,935,667
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,345,700
RB Series 2011A	5.25%	02/01/20 (a)(f)	145,000	172,402
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16 (a)	1,330,000	1,405,930
Refunding RB (St Joseph Health) Series 2009C	5.00%	07/01/34 (b)	3,000,000	3,662,430
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16	1,000,000	1,000,810
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17	215,000	230,852
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18	775,000	848,881
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20	245,000	289,735
RB (USC) Series 2010	5.00%	12/01/19	470,000	555,145
RB (USC) Series 2010	3.25%	12/01/21 (b)	750,000	821,947
RB (USC) Series 2010	5.00%	12/01/23 (b)	720,000	859,622
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	1,300,000	1,489,111
California Municipal Finance Auth
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/19	500,000	587,490
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/21	1,100,000	1,342,792
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)	1,000,000	1,243,010
Lease RB Series 1993E	5.50%	06/01/15	125,000	126,276
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,218,840
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,201,650
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,459,774
Lease RB Series 2012G	4.00%	11/01/16	885,000	938,719
Lease RB Series 2013F	4.00%	09/01/16	500,000	527,760
Lease RB Series 2013F	3.00%	09/01/17	750,000	793,237
Lease RB Series 2013G	5.00%	09/01/16	500,000	535,215
Lease RB Series 2013G	5.00%	09/01/17	600,000	664,416
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,462,287
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,586,340
Lease RB Series 2014B	5.00%	10/01/23	1,700,000	2,097,443
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,239,260
34    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,694,085
Lease Refunding RB Series 2014G	5.00%	01/01/20	5,000,000	5,840,150
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	360,305
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	398,087
RB (Cottage Health) Series 2015	4.00%	11/01/18	200,000	221,392
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	224,826
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	118,947
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19	100,000	113,494
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	3,190,000	3,382,740
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	1,053,754
RB (The Redwoods) Series 2013	3.00%	11/15/16 (a)	200,000	208,132
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	343,275
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	166,958
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	140,389
RB (The Redwoods) Series 2013	5.00%	11/15/23 (a)	130,000	158,050
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	353,556
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	506,418
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/20	600,000	705,270
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	651,096
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	476,320
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,586,415
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)	1,400,000	1,727,110
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	114,901
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	85,755
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	131,525
Clovis Wastewater
Wastewater Refunding RB Series 2013	5.00%	08/01/22	515,000	618,000
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/24	1,000,000	1,221,610
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,326,069
Contra Costa CCD
GO Bonds Series 2014A	3.00%	08/01/23	800,000	869,536
GO Bonds Series 2014A	4.00%	08/01/25 (b)	325,000	373,591
GO Bonds Series 2014A	4.00%	08/01/26 (b)	350,000	393,824
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,176,337
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24 (b)	1,500,000	1,785,825
Sales Tax RB Series 2012B	5.00%	03/01/25 (b)	295,000	350,445
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	4.00%	08/01/15	775,000	787,028
GO Refunding Bonds Series 2014A	5.00%	08/01/25 (b)	700,000	840,525
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	765,000	915,445
GO Refunding Bonds Series 2014B	5.00%	08/01/22 (e)	915,000	1,082,518
GO Refunding Bonds Series 2014B	5.00%	08/01/23 (e)	2,105,000	2,506,634
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	229,868
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	342,308
GO Refunding Bonds Series 2011A	5.00%	08/01/26 (b)	50,000	59,351
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	1,530,000	1,319,610
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17	750,000	802,267
Refunding RB Series 2014A	5.00%	03/01/18	1,000,000	1,122,090
Refunding RB Series 2014A	5.00%	03/01/19	585,000	674,049
Refunding RB Series 2014A	5.00%	03/01/34 (b)	750,000	857,482
Emeryville Successor RDA
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/19	1,000,000	1,163,490
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	249,410
GO Refunding Bonds Series 2014	4.00%	08/01/21	400,000	456,012
See financial notes    35

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	969,704
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,099,530
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	330,669
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	410,809
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	557,350
GO Bonds Series C	5.00%	08/01/28 (b)	400,000	470,052
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19	900,000	1,008,495
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,503,000
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,093,867
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19	250,000	293,533
Refunding Revenue COP Series 2014A	5.00%	12/01/21	340,000	410,921
Refunding Revenue COP Series 2014A	5.00%	12/01/22	375,000	457,646
Refunding Revenue COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,216,410
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,150,250
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/17	275,000	304,213
GO RB Series 2014	5.00%	07/15/22	100,000	121,493
GO RB Series 2014	5.00%	07/15/24	150,000	185,255
GO RB Series 2014	5.00%	07/15/25 (b)	450,000	559,386
GO RB Series 2014	4.00%	07/15/39 (b)	1,625,000	1,675,017
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/15	365,000	377,012
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	485,669
Electric System Refunding RB Series 2011D	5.00%	11/01/19	720,000	840,967
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	890,820
Inglewood USD
GO Bonds Series A	5.00%	08/01/15	1,880,000	1,918,596
GO Bonds Series A	5.00%	08/01/16	150,000	159,710
GO Bonds Series A	5.00%	08/01/17	205,000	223,401
GO Bonds Series A	6.25%	08/01/37 (b)	2,110,000	2,573,335
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	543,889
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	642,246
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17	1,460,000	1,601,240
Refunding COP 2011 Series A	5.00%	11/01/18	1,235,000	1,384,349
Larkspur-Corte Madera SD
GO Bonds Series 2014A	5.00%	08/01/30 (b)	1,550,000	1,859,240
Livermore Valley Jt USD
GO Refunding Bonds Series 2014	5.00%	08/01/25 (b)	500,000	607,570
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16	300,000	316,752
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	497,961
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	450,000	501,251
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	725,000	808,107
Long Beach CCD
GO Refunding Bonds Series 2014E	5.00%	05/01/27 (b)	1,000,000	1,217,880
GO Refunding Bonds Series 2014E	5.00%	05/01/28 (b)	1,000,000	1,200,990
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20	4,950,000	5,789,470
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	165,326
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20	500,000	596,910
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	511,328
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)	1,545,000	1,881,733
Los Angeles Cnty Metropolitan Transportation Auth
Sr Refunding RB Series 2014A	5.00%	07/01/30 (b)	2,645,000	3,111,842
36    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2015A	5.00%	12/01/28 (b)	800,000	945,872
Lease RB Series 2015A	5.00%	12/01/39 (b)	750,000	858,990
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	4.00%	09/01/17	1,710,000	1,852,118
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	4.00%	09/01/18	830,000	915,183
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	5.00%	09/01/20	1,000,000	1,184,440
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	5.00%	09/01/24	1,390,000	1,709,380
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21 (a)(b)	750,000	761,107
RB (MonteCedro) Series 2014B3	2.50%	11/15/20 (a)(b)	750,000	759,600
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	896,947
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,205,900
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,515,412
Los Angeles Dept of Airports
Airport Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	35,033
Sub Refunding RB Series 2015C	5.00%	05/15/24	400,000	492,460
Sub Refunding RB Series 2015C	5.00%	05/15/25	600,000	741,840
Sub Refunding RB Series 2015C	5.00%	05/15/35 (b)	1,000,000	1,166,200
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16	515,000	541,476
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,846,305
Power System RB Series 2012A	5.00%	07/01/29 (b)	675,000	784,613
Power System RB Series 2014B	5.00%	07/01/23	480,000	596,626
Power System RB Series 2014B	5.00%	07/01/24 (b)	600,000	741,402
Power System RB Series 2014D	4.00%	07/01/19	1,000,000	1,128,130
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,721,947
RB Series 2014C	5.00%	08/01/32 (b)	1,525,000	1,801,284
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,213,810
Refunding RB Series 2014B	5.00%	08/01/33 (b)	1,615,000	1,903,181
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/29 (b)	400,000	470,420
Lease RB Series 2014A	5.00%	05/01/30 (b)	750,000	876,742
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,282,028
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,785,000	3,228,873
Lease Refunding RB (Real Property) Series 2014B	5.00%	05/01/31 (b)	500,000	582,740
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,150,000	2,561,854
Refunding COP Series 2012A	5.00%	10/01/22	2,800,000	3,407,796
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	575,305
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	180,000	190,939
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	939,910
Malibu
COP Series 2009A	4.00%	07/01/17	100,000	106,741
COP Series 2009A	4.00%	07/01/18	75,000	81,041
COP Series 2009A	5.00%	07/01/20 (b)	75,000	85,170
Midpeninsula Regional Open Space District
Refunding Promissory Notes 2012	5.00%	09/01/26 (b)	1,205,000	1,415,538
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/15	945,000	961,008
Electric System Refunding RB Series 2012A	5.00%	07/01/16	200,000	213,078
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	110,624
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	233,462
Moraga
COP 2013	4.00%	04/01/18	120,000	129,625
COP 2013	4.00%	04/01/25 (b)	145,000	166,894
COP 2013	5.00%	04/01/26 (b)	310,000	376,148
COP 2013	5.00%	04/01/27 (b)	430,000	514,770
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,248,203
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	977,638
See financial notes    37

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	485,566
RB Series 2011A	5.00%	08/01/20	200,000	235,480
RB Series 2011A	5.00%	08/01/21	550,000	657,145
RB Series 2011A	5.75%	08/01/40 (b)	700,000	821,989
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21 (e)	2,100,000	2,495,493
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,221,840
Oakland
Sewer Refunding RB Series 2014A	4.00%	06/15/17	650,000	701,844
Sewer Refunding RB Series 2014A	5.00%	06/15/18	600,000	680,634
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	1,000,000	1,210,730
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15	2,000,000	2,048,560
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	547,805
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,525,891
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	2,000,000	2,352,680
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	550,000	650,997
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/22	400,000	477,352
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,187,040
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,084,250
Wastewater Refunding RB Series 2014	5.00%	06/01/28 (b)	1,000,000	1,148,710
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	490,442
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	240,000	262,442
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (d)	755,000	955,437
Rancho Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	4.00%	09/01/17	920,000	998,623
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19	1,370,000	1,598,338
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20	1,175,000	1,394,690
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	907,608
Limited Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	891,235
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27 (b)	300,000	351,912
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,135,900
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,164,290
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16	1,000,000	1,044,320
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,383,640
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	360,000	408,262
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,800,000	2,076,624
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	274,127
Sr Airport RB Series 2013A	5.00%	07/01/24 (b)	200,000	241,542
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17	575,000	614,905
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,084,960
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,142,950
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	1,014,813
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	874,369
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16	415,000	428,840
Lease RB Series 2009A	4.00%	02/01/17	840,000	893,533
38    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	360,390
Refunding RB Series 2013A	5.00%	09/01/23	750,000	908,940
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,500,000	1,781,670
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,230,394
San Francisco
COP Series 2009A	5.00%	04/01/15	550,000	552,563
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,809,020
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	750,000	919,597
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	402,393
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)	2,565,000	2,818,268
San Francisco CCD
GO Bonds Series 2004B	5.00%	06/15/21 (b)	500,000	501,990
GO Bonds Series 2004B	4.38%	06/15/23 (b)	2,700,000	2,708,856
GO Bonds Series 2007B	5.00%	06/15/28 (b)	3,500,000	3,513,510
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/24	500,000	624,535
RB Series 2014	5.00%	03/01/25 (b)	500,000	617,805
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,861,356
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,837,522
San Francisco Redevelopment Financing Auth
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15	1,000,000	1,019,670
San Francisco Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	500,810
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	350,000	421,047
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	431,156
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	455,902
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	468,079
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	493,687
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19	1,000,000	1,108,500
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	324,998
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	594,070
San Joaquin Cnty
Refunding Revenue COP (Solid Waste System) 2014	3.00%	04/01/17	150,000	156,234
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/19	225,000	245,898
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/20	350,000	385,662
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/21	350,000	407,565
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/22	350,000	408,415
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	210,000	241,164
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	1,690,000	1,955,144
Airport Refunding RB Series 2014C	5.00%	03/01/31 (b)	1,820,000	2,097,787
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/26 (b)(e)	390,000	485,870
GO Bonds Series 2014A	5.00%	08/01/27 (b)(e)	435,000	535,324
GO Bonds Series 2014A	5.00%	08/01/33 (b)(e)	1,530,000	1,812,775
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17	125,000	135,505
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,998,866
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,214,976
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17	230,000	246,388
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17	115,000	123,674
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17	300,000	322,629
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	147,948
Lease RB Series 2014	5.00%	08/01/22	165,000	196,977
Lease RB Series 2014	3.00%	08/01/23	140,000	146,829
Lease RB Series 2014	3.00%	08/01/24	175,000	181,907
See financial notes    39

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	209,323
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	195,357
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	375,680
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)	900,000	1,066,824
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16	200,000	203,144
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,320,000	2,692,778
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	945,000	1,141,182
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	127,678
GO Bonds Series B	5.00%	08/01/19	75,000	88,216
Sausalito Marin City SD
GO Refunding Bonds 2015	2.00%	08/01/15	355,000	357,812
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	220,000	274,311
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	260,000	319,964
GO Refunding Bonds 2015	5.00%	08/01/28 (b)	505,000	614,767
GO Refunding Bonds 2015	5.00%	08/01/29 (b)	300,000	363,555
Scotts Valley USD
GO Bonds Series 2014A	4.00%	08/01/21	100,000	114,572
GO Bonds Series 2014A	4.00%	08/01/22	200,000	230,226
GO Bonds Series 2014A	4.00%	08/01/24	100,000	115,479
GO Bonds Series 2014A	4.00%	08/01/25	400,000	461,024
GO Bonds Series 2014A	5.00%	08/01/26 (b)	440,000	540,835
GO Bonds Series 2014A	4.00%	08/01/39 (b)	2,000,000	2,046,260
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,446,926
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	561,990
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	592,325
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	4.00%	06/01/16	1,400,000	1,464,176
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	4,505,000	5,342,029
Water Refunding RB Series 2014G2	3.00%	07/01/37 (b)	1,500,000	1,574,145
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,827,271
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)	950,000	1,176,774
Univ of California
General RB Series 2009Q	5.25%	05/15/26 (b)	3,980,000	4,422,178
General RB Series 2011AB	3.00%	05/15/18	565,000	604,364
Limited RB Series 2012G	5.00%	05/15/42 (b)	4,000,000	4,523,800
Medical Center Pooled RB Series 2013J	3.00%	05/15/16	100,000	103,454
Medical Center Pooled RB Series 2013J	4.00%	05/15/17	100,000	107,927
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	113,374
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	116,399
Medical Center Pooled RB Series 2013J	4.00%	05/15/20	250,000	284,388
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	1,034,902
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,890,000	2,242,920
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,215,687
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	75,936
Revenue COP Series 2011	5.00%	06/01/20	275,000	319,916
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15	700,000	708,169
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16	2,100,000	2,212,140
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,226,894
40    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	155,961
Water RB Series 2011	4.15%	03/01/19	130,000	143,437
Water RB Series 2011	4.65%	03/01/21	115,000	132,842
				404,980,813
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,408,506
Total Fixed-Rate Obligations
(Cost $384,555,481)				406,389,319

Variable-Rate Obligations 7.4% of net assets
CALIFORNIA 7.4%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	0.92%	04/01/45 (b)	5,000,000	5,012,200
Toll Bridge RB Series 2007A1	0.72%	04/01/47 (b)	1,000,000	1,021,110
California
GO Bonds Series 2004A4	0.01%	05/01/34 (a)(b)	2,800,000	2,800,000
GO Bonds Series 2013C	0.57%	12/01/28 (b)	2,400,000	2,407,872
GO Refunding Bonds 2012B	0.92%	05/01/18 (b)	1,000,000	1,014,770
GO Refunding Bonds 2012B	1.17%	05/01/20 (b)	1,000,000	1,022,490
California Educational Facilities Auth
RB (Life Chiropractic College West) Series 1999	0.01%	01/01/25 (a)(b)	5,200,000	5,200,000
Refunding RB (Loyola Marymount Univ) Series 2010B	0.82%	10/01/15 (b)(f)	3,790,000	3,792,046
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	0.97%	04/01/52 (b)	2,620,000	2,647,117
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.34%	06/01/38 (b)	515,000	515,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2014C	0.01%	07/01/30 (a)(b)	3,200,000	3,200,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.01%	07/01/35 (a)(b)	1,600,000	1,600,000
Water Refunding RB Series 2012B1	0.37%	07/01/27 (b)	2,000,000	2,000,200
Total Variable-Rate Obligations
(Cost $32,106,746)				32,232,805

End of Investments.

At 02/28/15, the tax basis cost of the fund's investments was $416,660,484 and the unrealized appreciation and depreciation were $22,132,641 and ($171,001), respectively, with a net unrealized appreciation of $21,961,640.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UHSD –	Union high school district
USD –	Unified school district

See financial notes    41

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 28, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$406,389,319	$—	$406,389,319
Variable-Rate Obligations[1]	—	32,232,805	—	32,232,805
Total	$—	$438,622,124	$—	$438,622,124
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2015.
42    See financial notes

Schwab California Tax-Free Bond Fund
Statement of
Assets and Liabilities
As of February 28, 2015; unaudited
Assets
Investments, at value (cost $416,662,227)		$438,622,124
Cash		738,328
Receivables:
Investments sold		68,911
Interest		4,834,384
Fund shares sold	+	213,732
Total assets		444,477,479
Liabilities
Payables:
Investments bought - Delayed-delivery		8,723,661
Investment adviser and administrator fees		14,161
Shareholder service fees		15,198
Distributions to shareholders		311,212
Fund shares redeemed		198,797
Accrued expenses	+	56,466
Total liabilities		9,319,495
Net Assets
Total assets		444,477,479
Total liabilities	–	9,319,495
Net assets		$435,157,984
Net Assets by Source
Capital received from investors		411,789,192
Net investment income not yet distributed		124,597
Net realized capital gains		1,284,298
Net unrealized capital appreciation		21,959,897

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$435,157,984		36,058,755		$12.07

See financial notes    43

Schwab California Tax-Free Bond Fund
Statement of
Operations
For the period September 1, 2014 through February 28, 2015; unaudited
Investment Income
Interest		$6,017,484
Expenses
Investment adviser and administrator fees		641,240
Shareholder service fees		514,826
Portfolio accounting fees		43,527
Professional fees		28,735
Transfer agent fees		12,447
Shareholder reports		8,974
Custodian fees		5,842
Independent trustees' fees		5,136
Registration fees		3,853
Interest expense		41
Other expenses	+	1,715
Total expenses		1,266,336
Expense reduction by CSIM and its affiliates	–	218,936
Net expenses	–	1,047,400
Net investment income		4,970,084
Realized and Unrealized Gains (Losses)
Net realized gains on investments		5,327,927
Net change in unrealized appreciation (depreciation) on investments	+	(2,013,299)
Net realized and unrealized gains		3,314,628
Increase in net assets resulting from operations		$8,284,712
44    See financial notes

Schwab California Tax-Free Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/14-2/28/15		9/1/13-8/31/14
Net investment income		$4,970,084	$9,979,435
Net realized gains		5,327,927	4,154,385
Net change in unrealized appreciation (depreciation)	+	(2,013,299)	19,419,900
Increase in net assets from operations		8,284,712	33,553,720
Distributions to shareholders
Distributions from net investment income		(4,844,976)	(9,975,616)
Distributions from net realized gains	+	(7,726,283)	—
Total distributions		($12,571,259)	($9,975,616)

Transactions in Fund Shares
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,994,350	$36,387,753	7,233,411	$85,947,435
Shares reinvested		640,564	7,741,024	498,084	5,933,803
Shares redeemed	+	(2,492,072)	(30,288,797)	(7,158,052)	(84,584,975)
Net transactions in fund shares		1,142,842	$13,839,980	573,443	$7,296,263
Shares Outstanding and Net Assets
		9/1/14-2/28/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,915,913	$425,604,551	34,342,470	$394,730,184
Total increase	+	1,142,842	9,553,433	573,443	30,874,367
End of period		36,058,755	$435,157,984	34,915,913	$425,604,551
Net investment income not yet distributed / Distributions in excess of net investment income			$124,597		($511)
See financial notes    45

Schwab Tax-Free Bond Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Intermediate-Term Bond Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for
46

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 28, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
47

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder's investment in the funds will fluctuate, which means that the shareholder could lose money.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.
Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may
48

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.
High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Prepayment and Extension Risk. The funds' investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. The funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds' returns or as a substitute for a position or security.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will make poor security selections. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
49

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.49%.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
50

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks (continued):
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on the funds' Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$373,823,855	$336,797,828
Schwab California Tax-Free Bond Fund	199,445,448	184,778,292
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had no capital loss carryforwards.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had no capital losses deferred and no capital loss carryforwards utilized.
As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
51

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Barclays 7-Year Municipal Bond Index  An index that includes the 7-Year (6 – 8) component of the Barclays Capital General Municipal Bond Index.
Barclays California Exempt Municipal Bond Index  An index that is the California component of the Barclays Municipal Bond Index.
Barclays Municipal Bond Index  An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
55

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at http://www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155-3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13481-18
00137721

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 4/14/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 4/14/15

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 4/14/15